UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08629
Hartford Series Fund, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report

June 30, 2026

Hartford Balanced HLS Fund
Class IA/HADAX
This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$33	0.64%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$1,585,114,302
Total number of portfolio holdings (excluding derivatives, if any)	482
Portfolio turnover rate	66%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.8%
U.S. Government Securities	22.0%
Corporate Bonds	9.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	0.7%
Municipal Bonds	0.5%
Foreign Government Obligations	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHADAX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Balanced HLS Fund
Class IB/HAIBX
This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.89%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$1,585,114,302
Total number of portfolio holdings (excluding derivatives, if any)	482
Portfolio turnover rate	66%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.8%
U.S. Government Securities	22.0%
Corporate Bonds	9.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	0.7%
Municipal Bonds	0.5%
Foreign Government Obligations	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHAIBX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Capital Appreciation HLS Fund
Class IA/HIACX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,741,452,129
Total number of portfolio holdings (excluding derivatives, if any)	118
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.5%
Communication Services	10.9%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	6.1%
Consumer Staples	4.2%
Energy	3.6%
Real Estate	2.6%
Utilities	2.6%
Materials	1.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	3.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIACX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Capital Appreciation HLS Fund
Class IB/HIBCX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$47	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,741,452,129
Total number of portfolio holdings (excluding derivatives, if any)	118
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.5%
Communication Services	10.9%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	6.1%
Consumer Staples	4.2%
Energy	3.6%
Real Estate	2.6%
Utilities	2.6%
Materials	1.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	3.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIBCX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Capital Appreciation HLS Fund
Class IC/HCPCX
This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$60	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,741,452,129
Total number of portfolio holdings (excluding derivatives, if any)	118
Portfolio turnover rate	36%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.5%
Communication Services	10.9%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	6.1%
Consumer Staples	4.2%
Energy	3.6%
Real Estate	2.6%
Utilities	2.6%
Materials	1.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	3.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHCPCX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Disciplined Equity HLS Fund
Class IA/HIAGX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$30	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,032,883,372
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.2%
Communication Services	11.2%
Financials	10.5%
Industrials	9.5%
Consumer Discretionary	8.3%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIAGX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Disciplined Equity HLS Fund
Class IB/HBGIX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$43	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,032,883,372
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.2%
Communication Services	11.2%
Financials	10.5%
Industrials	9.5%
Consumer Discretionary	8.3%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBGIX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Disciplined Equity HLS Fund
Class IC/HLSCX
This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$56	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,032,883,372
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	20%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.2%
Communication Services	11.2%
Financials	10.5%
Industrials	9.5%
Consumer Discretionary	8.3%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHLSCX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Dividend and Growth HLS Fund
Class IA/HIADX
This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,462,145,842
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.0%
Financials	15.7%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.8%
Energy	5.7%
Utilities	4.3%
Real Estate	3.1%
Communication Services	2.9%
Materials	2.6%
Short-Term Investments	1.0%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIADX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Dividend and Growth HLS Fund
Class IB/HDGBX
This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$47	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$3,462,145,842
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.0%
Financials	15.7%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.8%
Energy	5.7%
Utilities	4.3%
Real Estate	3.1%
Communication Services	2.9%
Materials	2.6%
Short-Term Investments	1.0%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDGBX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Healthcare HLS Fund
Class IA/HIAHX
This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$49	0.96%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$112,383,933
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	32.6%
Biotechnology	25.0%
Health Care Providers & Services	19.0%
Health Care Equipment & Services & Supplies	12.8%
Life Sciences Tools & Services	7.1%
Health Care Technology	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIAHX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Healthcare HLS Fund
Class IB/HBGHX
This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$62	1.21%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$112,383,933
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	25%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	32.6%
Biotechnology	25.0%
Health Care Providers & Services	19.0%
Health Care Equipment & Services & Supplies	12.8%
Life Sciences Tools & Services	7.1%
Health Care Technology	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBGHX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford International Opportunities HLS Fund
Class IA/HIAOX
This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$40	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$870,066,757
Total number of portfolio holdings (excluding derivatives, if any)	78
Portfolio turnover rate	26%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.3%
United Kingdom	9.9%
Germany	9.3%
South Korea	9.3%
France	8.3%
Taiwan	7.9%
Canada	5.7%
China	5.7%
Netherlands	4.2%
Italy	4.0%
Other**	21.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIAOX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford International Opportunities HLS Fund
Class IB/HBIOX
This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$53	1.02%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$870,066,757
Total number of portfolio holdings (excluding derivatives, if any)	78
Portfolio turnover rate	26%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.3%
United Kingdom	9.9%
Germany	9.3%
South Korea	9.3%
France	8.3%
Taiwan	7.9%
Canada	5.7%
China	5.7%
Netherlands	4.2%
Italy	4.0%
Other**	21.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBIOX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford MidCap HLS Fund
Class IA/HIMCX
This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$40	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$749,366,130
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	42%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.1%
Industrials	27.4%
Consumer Discretionary	13.8%
Communication Services	8.1%
Health Care	7.1%
Financials	6.2%
Consumer Staples	1.7%
Energy	1.6%
Real Estate	0.9%
Short-Term Investments	0.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIMCX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford MidCap HLS Fund
Class IB/HBMCX
This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$54	1.02%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$749,366,130
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	42%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.1%
Industrials	27.4%
Consumer Discretionary	13.8%
Communication Services	8.1%
Health Care	7.1%
Financials	6.2%
Consumer Staples	1.7%
Energy	1.6%
Real Estate	0.9%
Short-Term Investments	0.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBMCX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Small Cap Growth HLS Fund
Class IA/HISCX
This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$37	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$667,363,525
Total number of portfolio holdings (excluding derivatives, if any)	188
Portfolio turnover rate	56%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.2%
Information Technology	21.1%
Industrials	20.3%
Financials	9.2%
Consumer Discretionary	7.8%
Energy	3.4%
Materials	3.1%
Consumer Staples	3.0%
Real Estate	1.5%
Communication Services	1.3%
Utilities	0.6%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHISCX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Small Cap Growth HLS Fund
Class IB/HBSGX
This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$51	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$667,363,525
Total number of portfolio holdings (excluding derivatives, if any)	188
Portfolio turnover rate	56%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.2%
Information Technology	21.1%
Industrials	20.3%
Financials	9.2%
Consumer Discretionary	7.8%
Energy	3.4%
Materials	3.1%
Consumer Staples	3.0%
Real Estate	1.5%
Communication Services	1.3%
Utilities	0.6%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBSGX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Small Company HLS Fund
Class IA/HIASX
This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$43	0.80%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$470,325,140
Total number of portfolio holdings (excluding derivatives, if any)	123
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	30.9%
Industrials	24.8%
Information Technology	19.7%
Consumer Discretionary	7.0%
Financials	6.0%
Real Estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer Staples	1.9%
Communication Services	0.8%
Utilities	0.1%
Short-Term Investments	3.4%
Other Assets & Liabilities	(2.9)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIASX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Small Company HLS Fund
Class IB/HDMBX
This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$57	1.05%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$470,325,140
Total number of portfolio holdings (excluding derivatives, if any)	123
Portfolio turnover rate	28%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	30.9%
Industrials	24.8%
Information Technology	19.7%
Consumer Discretionary	7.0%
Financials	6.0%
Real Estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer Staples	1.9%
Communication Services	0.8%
Utilities	0.1%
Short-Term Investments	3.4%
Other Assets & Liabilities	(2.9)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHDMBX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Stock HLS Fund
Class IA/HSTAX
This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$1,180,116,546
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	22%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	25.0%
Financials	19.6%
Health Care	17.3%
Industrials	13.5%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Materials	2.5%
Communication Services	2.1%
Energy	1.6%
Utilities	1.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSTAX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Stock HLS Fund
Class IB/HIBSX
This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$39	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$1,180,116,546
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	22%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	25.0%
Financials	19.6%
Health Care	17.3%
Industrials	13.5%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Materials	2.5%
Communication Services	2.1%
Energy	1.6%
Utilities	1.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIBSX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Total Return Bond HLS Fund
Class IA/HIABX
This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$1,331,514,210
Total number of portfolio holdings	1,535
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	55%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	29.6%
Asset-Backed & Commercial Mortgage-Backed Securities	22.1%
Corporate Bonds	18.9%
Foreign Government Obligations	2.2%
Senior Floating Rate Interests	0.9%
Convertible Bonds	0.1%
Municipal Bonds	0.1%
Preferred Stocks	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(23.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHIABX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Total Return Bond HLS Fund
Class IB/HBNBX
This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$38	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$1,331,514,210
Total number of portfolio holdings	1,535
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	55%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	29.6%
Asset-Backed & Commercial Mortgage-Backed Securities	22.1%
Corporate Bonds	18.9%
Foreign Government Obligations	2.2%
Senior Floating Rate Interests	0.9%
Convertible Bonds	0.1%
Municipal Bonds	0.1%
Preferred Stocks	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(23.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHBNBX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Ultrashort Bond HLS Fund
Class IA/HUBAX
This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$22	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$469,195,304
Total number of portfolio holdings (excluding derivatives, if any)	290
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	36.6%
Corporate Bonds	28.7%
U.S. Government Securities	17.2%
U.S. Government Agencies^	7.3%
Municipal Bonds	0.9%
Short-Term Investments	9.0%
Other Assets & Liabilities	0.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHUBAX_0626

Semi-Annual Shareholder Report

June 30, 2026

Hartford Ultrashort Bond HLS Fund
Class IB/HUBBX
This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$35	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.
Key Fund Statistics
as of June 30, 2026
Fund's net assets	$469,195,304
Total number of portfolio holdings (excluding derivatives, if any)	290
Portfolio turnover rate	37%
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	36.6%
Corporate Bonds	28.7%
U.S. Government Securities	17.2%
U.S. Government Agencies^	7.3%
Municipal Bonds	0.9%
Short-Term Investments	9.0%
Other Assets & Liabilities	0.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHUBBX_0626

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford HLS Funds
Semi-Annual Financial Statements
and Other Information
June 30, 2026 (Unaudited)
◼Hartford Balanced HLS Fund
◼Hartford Capital Appreciation HLS Fund
◼Hartford Disciplined Equity HLS Fund
◼Hartford Dividend and Growth HLS Fund
◼Hartford Healthcare HLS Fund
◼Hartford International Opportunities HLS Fund
◼Hartford MidCap HLS Fund
◼Hartford Small Cap Growth HLS Fund
◼Hartford Small Company HLS Fund
◼Hartford Stock HLS Fund
◼Hartford Total Return Bond HLS Fund
◼Hartford Ultrashort Bond HLS Fund

Hartford HLS Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Balanced HLS Fund	3
Hartford Capital Appreciation HLS Fund	11
Hartford Disciplined Equity HLS Fund	14
Hartford Dividend and Growth HLS Fund	16
Hartford Healthcare HLS Fund	18
Hartford International Opportunities HLS Fund	20
Hartford MidCap HLS Fund	22
Hartford Small Cap Growth HLS Fund	24
Hartford Small Company HLS Fund	27
Hartford Stock HLS Fund	30
Hartford Total Return Bond HLS Fund	32
Hartford Ultrashort Bond HLS Fund	53
Glossary	58
Statements of Assets and Liabilities:
Hartford Balanced HLS Fund	59
Hartford Capital Appreciation HLS Fund	59
Hartford Disciplined Equity HLS Fund	59
Hartford Dividend and Growth HLS Fund	59
Hartford Healthcare HLS Fund	59
Hartford International Opportunities HLS Fund	59
Hartford MidCap HLS Fund	60
Hartford Small Cap Growth HLS Fund	60
Hartford Small Company HLS Fund	60
Hartford Stock HLS Fund	60
Hartford Total Return Bond HLS Fund	60
Hartford Ultrashort Bond HLS Fund	60
Statements of Operations:
Hartford Balanced HLS Fund	61
Hartford Capital Appreciation HLS Fund	61
Hartford Disciplined Equity HLS Fund	61
Hartford Dividend and Growth HLS Fund	61
Hartford Healthcare HLS Fund	61
Hartford International Opportunities HLS Fund	61
Hartford MidCap HLS Fund	62
Hartford Small Cap Growth HLS Fund	62
Hartford Small Company HLS Fund	62
Hartford Stock HLS Fund	62
Hartford Total Return Bond HLS Fund	62
Hartford Ultrashort Bond HLS Fund	62

Hartford HLS Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Balanced HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
	Asset-Backed - Automobile - 0.1%
$ 126,198	CFMT LLC Series 2021-AL1, 1.39%, 09/22/2031(1)	$125,996
444,249	Enterprise Fleet Financing LLC Series 2023-3, 6.40%, 03/20/2030(1)	447,156
	Wheels Fleet Lease Funding 1 LLC
770,186	Series 2024-2A, 4.87%, 06/21/2039(1)	773,453
294,373	Series 2023-2A, 6.46%, 08/18/2038(1)	296,491
		1,643,096
	Asset-Backed - Student Loan - 0.1%
923,522	Navient Private Education Refi Loan Trust Series 2023-A, 5.51%, 10/15/2071(1)	936,035
	Commercial Mortgage-Backed Securities - 0.1%
395,000	BX Trust Series 2025-ARIA, 5.20%, 12/13/2042(1)(2)	395,720
1,504,174	RFR Trust Series 2025-SGRM, 5.56%, 03/11/2041(1)(2)	1,512,441
		1,908,161
	Other Asset-Backed Securities - 0.1%
76,664	Castlelake Aircraft Structured Trust Series 2019-1A, 3.97%, 04/15/2039(1)	75,491
1,277,641	Home Partners of America Trust Series 2021-2, 2.30%, 12/17/2026(1)	1,260,609
54,208	Horizon Aircraft Finance II Ltd. Series 2019-1, 3.72%, 07/15/2039(1)	53,666
91,790	Horizon Aircraft Finance III Ltd. Series 2019-2, 3.43%, 11/15/2039(1)	90,597
471,009	Kubota Credit Owner Trust Series 2023-2A, 5.28%, 01/18/2028(1)	472,701
27,786	MACH 1 Cayman Ltd. Series 2019-1, 3.47%, 10/15/2039(1)	27,619
71,594	Start II Ltd. Series 2019-1, 4.09%, 03/15/2044(1)	71,766
		2,052,449
	Whole Loan Collateral CMO - 1.0%
8,206	Angel Oak Mortgage Trust Series 2019-6, 2.62%, 11/25/2059(1)(2)	8,154
1,762,762	BRAVO Residential Funding Trust Series 2026-NQMR1, 5.40%, 08/25/2062(1)(2)	1,757,118
275,847	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/2058	265,182
101,427	Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, 5.18%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(2)	101,489
	Flagstar Mortgage Trust
435,317	Series 2021-9INV, 2.00%, 09/25/2041(1)(2)	382,748
207,317	Series 2018-3INV, 4.00%, 05/25/2048(1)(2)	192,133
2,015,159	GS Mortgage-Backed Securities Trust Series 2026-DSC1, 4.73%, 05/25/2066(1)(3)	1,978,662
113,600	MetLife Securitization Trust Series 2017-1A, 3.00%, 04/25/2055(1)(2)	108,289
	Pretium Mortgage Credit Partners LLC
2,737,309	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	2,698,466
1,800,849	Series 2025-RPL2, 4.00%, 08/25/2064(1)(3)	1,736,268
1,427,149	Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,378,306
436,862	PRPM Trust Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	432,125
	Towd Point Mortgage Trust
59,630	Series 2017-4, 2.75%, 06/25/2057(1)(2)	58,687
206	Series 2018-1, 3.00%, 01/25/2058(1)(2)	206
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4% - (continued)
	Whole Loan Collateral CMO - 1.0% - (continued)
	Verus Securitization Trust
$ 1,168,078	Series 2026-R1, 4.83%, 10/25/2067(1)(2)	$1,153,032
2,263,509	Series 2025-R2, 5.09%, 07/25/2067(1)(2)	2,246,535
1,164,008	Series 2026-R2, 5.39%, 10/25/2067(1)(2)	1,161,972
		15,659,372
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $22,323,377)	$22,199,113
CORPORATE BONDS - 9.4%
	Aerospace & Defense - 0.0%
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	$520,453
	Agriculture - 0.8%
	BAT Capital Corp.
103,000	4.54%, 08/15/2047	84,910
820,000	5.35%, 08/15/2032	839,224
2,638,000	5.63%, 08/15/2035(4)	2,718,510
100,000	7.08%, 08/02/2043	111,387
	Imperial Brands Finance PLC
1,345,000	4.88%, 02/07/2032(1)	1,336,459
1,150,000	5.50%, 07/07/2036(1)	1,142,855
	Philip Morris International, Inc.
2,080,000	4.25%, 10/29/2032	2,017,072
1,095,000	4.63%, 10/29/2035	1,054,221
750,000	4.88%, 04/29/2036	734,234
1,580,000	5.25%, 02/13/2034	1,605,902
415,000	5.38%, 02/15/2033	425,973
369,000	Reynolds American, Inc. 5.85%, 08/15/2045	363,447
		12,434,194
	Auto Manufacturers - 0.0%
500,000	Hyundai Capital America 4.75%, 06/18/2029(1)	498,291
	Beverages - 0.1%
1,194,000	Keurig Dr. Pepper, Inc. 5.15%, 05/15/2035(4)	1,180,017
	Commercial Banks - 2.1%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(2)	1,209,639
688,000	Bank of America Corp. 5.51%, 01/24/2036, (5.51% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.31% thereafter)(2)	702,559
860,000	Bank of Montreal 4.88%, 06/02/2032, (4.88% fixed rate until 06/02/2031; 6 mo. USD SOFR + 0.96% thereafter)(2)	859,728
2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	2,541,004
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	1,539,519
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(2)	2,822,164
	Goldman Sachs Group, Inc.
1,966,000	4.15%, 01/21/2029, (4.15% fixed rate until 01/21/2028; 6 mo. USD SOFR + 0.71% thereafter)(2)	1,949,076
3,240,000	4.52%, 01/21/2032, (4.52% fixed rate until 01/21/2031; 6 mo. USD SOFR + 0.96% thereafter)(2)	3,178,856
The accompanying notes are an integral part of these financial statements.

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 9.4% - (continued)
	Commercial Banks - 2.1% - (continued)
$ 1,449,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	$1,414,733
1,150,000	6.25%, 02/01/2041	1,224,501
1,100,000	HSBC Holdings PLC 4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	1,084,873
	Intesa Sanpaolo SpA
745,000	5.00%, 06/29/2030, (5.00% fixed rate until 06/29/2029; 1 yr. USD CMT + 0.80% thereafter)(1)(2)	745,879
510,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(2)	511,142
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(2)	571,522
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(2)	300,819
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(2)	685,634
1,938,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(2)	1,935,688
1,335,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	1,350,074
930,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(2)	940,458
3,996,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(2)	4,108,040
	Morgan Stanley
1,740,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	1,717,275
1,283,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	1,276,084
250,000	Morgan Stanley Bank NA 4.79%, 05/10/2030, (4.79% fixed rate until 05/10/2029; 6 mo. USD SOFR + 0.97% thereafter)(2)	250,247
		32,919,514
	Commercial Services - 0.1%
	ERAC USA Finance LLC
465,000	4.70%, 04/30/2031(1)	463,570
1,290,000	5.25%, 04/30/2036(1)	1,287,020
		1,750,590
	Diversified Financial Services - 0.5%
	American Express Co.
1,325,000	4.92%, 07/20/2033, (4.92% fixed rate until 07/20/2032; 6 mo. USD SOFR + 1.22% thereafter)(2)	1,324,270
2,037,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(2)	2,063,973
1,715,000	Aviation Capital Group LLC 1.95%, 09/20/2026(1)	1,705,675
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 9.4% - (continued)
	Diversified Financial Services - 0.5% - (continued)
$ 2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	$2,293,569
405,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	401,458
		7,788,945
	Electric - 1.7%
	AEP Texas, Inc.
2,465,000	5.20%, 04/15/2036	2,431,316
1,013,000	5.85%, 10/15/2055	993,482
500,000	Arizona Public Service Co. 3.75%, 05/15/2046	378,309
1,349,000	CenterPoint Energy Houston Electric LLC 4.85%, 04/01/2036	1,321,201
	CHPE LLC
340,000	5.10%, 06/30/2033(1)	339,105
390,000	5.35%, 06/30/2036(1)	388,773
826,000	5.88%, 06/29/2046(1)	830,900
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,917,839
	Duke Energy Corp.
1,008,000	3.95%, 08/15/2047	769,646
340,000	4.95%, 09/15/2035	332,729
2,030,000	5.70%, 09/15/2055	1,952,908
35,000	Duke Energy Indiana LLC 4.95%, 03/15/2036	34,402
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	233,440
75,000	5.20%, 04/01/2028(1)	75,736
	Georgia Power Co.
756,000	4.30%, 03/15/2042	656,571
245,000	4.75%, 09/01/2040	229,356
165,000	Ohio Edison Co. 4.95%, 12/15/2029(1)	166,198
	Pacific Gas & Electric Co.
560,000	4.75%, 02/15/2044	474,186
3,393,200	4.95%, 07/01/2050	2,832,989
65,000	5.20%, 05/01/2036	63,134
25,000	5.25%, 03/01/2052	21,599
75,000	6.00%, 05/01/2056	71,754
65,000	6.75%, 01/15/2053	68,245
875,000	Public Service Co. of Colorado 4.15%, 03/13/2029	866,726
1,395,000	Public Service Co. of Oklahoma 5.45%, 01/15/2036	1,409,001
600,000	Public Service Electric & Gas Co. 3.65%, 09/01/2042	477,381
	SCE Recovery Funding LLC
272,600	0.86%, 11/15/2033	245,482
220,000	1.94%, 05/15/2040	173,127
125,000	2.51%, 11/15/2043	87,428
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(2)	1,146,273
1,108,000	Southern California Edison Co. 4.00%, 04/01/2047	826,016
430,000	Southwestern Electric Power Co. 5.20%, 04/01/2036	424,323
1,165,000	Southwestern Public Service Co. 5.30%, 08/15/2036	1,161,891
1,230,376	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,207,682
170,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	171,390
The accompanying notes are an integral part of these financial statements.

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 9.4% - (continued)
	Electric - 1.7% - (continued)
	Virginia Electric & Power Co.
$ 1,422,000	4.90%, 09/15/2035	$1,391,909
873,000	5.60%, 09/15/2055	847,189
		27,019,636
	Food - 0.4%
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
335,000	3.00%, 05/15/2032	297,728
1,190,000	5.63%, 03/10/2037(1)	1,185,038
540,000	6.25%, 03/01/2056	528,954
455,000	6.38%, 04/15/2066	446,585
647,000	6.40%, 05/10/2057(1)	645,430
	Mars, Inc.
1,510,000	5.20%, 03/01/2035(1)	1,516,004
848,000	5.65%, 05/01/2045(1)	842,598
924,000	5.70%, 05/01/2055(1)	910,294
		6,372,631
	Gas - 0.1%
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	508,235
371,000	NiSource, Inc. 5.35%, 07/15/2035	374,057
455,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	451,006
		1,333,298
	Healthcare - Services - 0.4%
	Ascension Health
1,056,000	4.29%, 11/15/2030	1,040,221
250,000	4.92%, 11/15/2035	246,908
	HCA, Inc.
1,839,000	4.90%, 11/15/2035	1,780,987
70,000	5.50%, 06/15/2047	65,222
1,670,000	5.60%, 04/01/2034	1,705,215
240,000	5.95%, 09/15/2054	235,473
211,000	6.00%, 04/01/2054	208,431
105,000	6.20%, 03/01/2055	106,905
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	940,227
175,000	Sutter Health 2.29%, 08/15/2030	159,257
155,000	Toledo Hospital 5.75%, 11/15/2038	153,819
		6,642,665
	Insurance - 0.8%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	415,352
375,000	4.38%, 06/30/2050	310,503
390,000	4.85%, 05/07/2030	391,951
430,000	American National Global Funding 5.00%, 06/22/2029(1)	428,650
	Athene Global Funding
1,665,000	2.50%, 03/24/2028(1)	1,595,585
1,280,000	5.58%, 01/09/2029(1)	1,298,412
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	1,968,699
355,000	CNO Global Funding 4.88%, 12/10/2027(1)	355,118
425,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	424,708
975,000	NLG Global Funding 4.35%, 09/15/2030(1)	953,644
215,000	Pricoa Global Funding I 4.70%, 05/28/2030(1)	214,697
	RGA Global Funding
370,000	5.00%, 08/25/2032(1)	366,521
1,220,000	5.25%, 01/09/2030(1)	1,234,438
1,010,000	5.45%, 05/24/2029(1)	1,026,462
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 9.4% - (continued)
	Insurance - 0.8% - (continued)
	Sammons Financial Group Global Funding
$ 2,090,000	4.95%, 06/12/2030(1)(4)	$2,081,018
305,000	5.10%, 06/22/2031(1)	303,731
		13,369,489
	Mining - 0.1%
1,765,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	1,860,558
	Oil & Gas - 0.1%
	Diamondback Energy, Inc.
551,000	3.50%, 12/01/2029	531,397
1,550,000	5.75%, 04/18/2054	1,506,896
		2,038,293
	Pharmaceuticals - 0.0%
	Novartis Capital Corp.
140,000	5.60%, 03/18/2046	141,354
95,000	5.70%, 03/18/2056	96,806
		238,160
	Pipelines - 0.6%
	Columbia Pipelines Holding Co. LLC
140,000	5.00%, 11/17/2032(1)	138,449
305,000	5.68%, 01/15/2034(1)	311,442
	Columbia Pipelines Operating Co. LLC
1,179,000	6.50%, 08/15/2043(1)	1,254,324
419,000	6.54%, 11/15/2053(1)	445,939
	Enbridge, Inc.
395,000	4.90%, 06/20/2030	396,333
400,000	5.55%, 06/20/2035	406,798
100,000	Gray Oak Pipeline LLC 3.45%, 10/15/2027(1)	98,199
	ONEOK, Inc.
2,022,000	5.05%, 11/01/2034	1,977,707
1,699,000	5.05%, 04/01/2045	1,497,486
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,474,728
995,000	5.70%, 09/30/2031(1)	1,020,449
		9,021,854
	Real Estate Investment Trusts - 0.7%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,429,827
939,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	994,803
	Kilroy Realty LP
756,000	2.65%, 11/15/2033	615,058
410,000	3.05%, 02/15/2030	378,716
1,583,000	5.88%, 10/15/2035	1,564,605
672,000	LXP Industrial Trust 6.75%, 11/15/2028	696,762
545,000	SBA Tower Trust 1.63%, 05/15/2051(1)	539,357
3,458,000	VICI Properties LP 5.13%, 11/15/2031	3,442,880
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	158,460
350,000	3.50%, 06/15/2029(1)	336,476
		11,156,944
	Semiconductors - 0.3%
	Foundry JV Holdco LLC
1,314,000	5.90%, 01/25/2033(1)	1,369,517
400,000	6.15%, 01/25/2032(1)	419,560
400,000	6.25%, 01/25/2035(1)	424,589
432,000	6.30%, 01/25/2039(1)	458,874
1,936,000	Intel Corp. 4.60%, 03/25/2040	1,743,412
		4,415,952
	Software - 0.2%
	Oracle Corp.
1,975,000	3.60%, 04/01/2050	1,201,021
The accompanying notes are an integral part of these financial statements.

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 9.4% - (continued)
	Software - 0.2% - (continued)
$ 282,000	3.95%, 03/25/2051	$180,418
55,000	4.00%, 07/15/2046	37,098
55,000	4.00%, 11/15/2047	36,648
115,000	4.13%, 05/15/2045	80,141
525,000	4.55%, 02/04/2029	517,552
216,000	5.88%, 09/26/2045	189,080
750,000	6.55%, 02/04/2046	707,016
		2,948,974
	Telecommunications - 0.3%
	AT&T, Inc.
370,000	3.50%, 09/15/2053	240,196
185,000	3.55%, 09/15/2055	119,130
325,000	3.65%, 06/01/2051	220,972
410,000	3.65%, 09/15/2059	262,037
185,000	3.80%, 12/01/2057	123,465
267,000	4.35%, 06/15/2045	214,445
129,000	4.75%, 05/15/2046	108,453
1,320,000	5.55%, 11/01/2045	1,240,324
1,371,000	5.85%, 04/30/2046	1,321,002
175,000	6.30%, 10/30/2066	173,440
		4,023,464
	Trucking & Leasing - 0.1%
775,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 02/01/2030(1)	784,036
	Total Corporate Bonds (cost $149,187,211)	$148,317,958
FOREIGN GOVERNMENT OBLIGATIONS - 0.0%
	Mexico - 0.0%
205,000	Mexico Government International Bonds 6.75%, 02/09/2056	$200,695
	Total Foreign Government Obligations (cost $201,968)	$200,695
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
60,000	Dallas Fort Worth International Airport, TX, Rev 4.09%, 11/01/2051	$49,832
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	464,247
		514,079
	General - 0.1%
162,831	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	179,579
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	375,977
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,303,002
		1,858,558
	General Obligation - 0.3%
4,054,706	State of Illinois, IL, GO 5.10%, 06/01/2033	4,096,225
	Tobacco - 0.0%
100,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	91,334
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
375,000	6.67%, 11/15/2039	404,812
390,000	6.81%, 11/15/2040	429,251
		834,063
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.5% - (continued)
	Utility - Electric - 0.1%
$ 250,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	$262,619
791,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	844,512
		1,107,131
	Total Municipal Bonds (cost $9,170,588)	$8,501,390
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.0%
61	6.41%, 04/01/2029, 1 yr. USD CMT + 2.28%(2)	$61
	Federal National Mortgage Association - 0.7%
2,520,000	4.20%, 10/01/2030	2,500,150
2,270,000	4.34%, 08/01/2030	2,257,629
2,650,000	4.40%, 09/01/2030	2,646,412
2,310,000	4.47%, 05/01/2030	2,303,885
1,304,000	4.60%, 04/01/2030	1,309,682
		11,017,758
	Government National Mortgage Association - 0.0%
21,185	5.00%, 07/15/2037	21,534
222	6.00%, 03/15/2028	223
209	6.00%, 04/15/2028	212
3,565	6.00%, 05/15/2028	3,608
2,325	6.00%, 07/15/2028	2,336
868	6.00%, 08/15/2028	872
3,532	6.00%, 09/15/2028	3,552
13,013	6.00%, 10/15/2028	13,081
12,614	6.00%, 11/15/2028	12,744
9,129	6.00%, 12/15/2028	9,248
245	6.00%, 12/15/2031	249
3,871	6.00%, 09/15/2032	3,920
2,407	6.00%, 11/15/2032	2,439
1,129	6.00%, 04/15/2033	1,138
28,235	6.00%, 06/15/2033	28,627
7,517	6.00%, 10/15/2033	7,746
526	6.00%, 11/15/2033	548
13,752	6.00%, 10/15/2034	13,905
37,164	6.00%, 01/15/2035	38,421
3,791	6.00%, 06/15/2035	3,917
2,798	6.50%, 03/15/2028	2,872
3,633	6.50%, 04/15/2028	3,712
2,483	6.50%, 05/15/2028	2,551
7,461	6.50%, 06/15/2028	7,603
1,398	6.50%, 10/15/2028	1,436
305	6.50%, 02/15/2035	315
321	7.00%, 11/15/2031	325
182	7.00%, 03/15/2032	184
219,587	7.00%, 11/15/2032	228,656
16,119	7.00%, 01/15/2033	16,629
17,841	7.00%, 05/15/2033	18,248
2,016	7.00%, 07/15/2033	2,064
20,878	7.00%, 11/15/2033	21,369
6,222	7.50%, 09/16/2035	6,207
26	8.00%, 12/15/2026	26
158	8.00%, 07/15/2029	161
296	8.00%, 12/15/2029	303
1,669	8.00%, 01/15/2030	1,698
732	8.00%, 02/15/2030	741
317	8.00%, 03/15/2030	320
1,680	8.00%, 04/15/2030	1,698
The accompanying notes are an integral part of these financial statements.

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.7% - (continued)
	Mortgage-Backed Agencies - 0.7% - (continued)
	Government National Mortgage Association - 0.0% - (continued)
$ 1,636	8.00%, 05/15/2030	$1,666
7,234	8.00%, 06/15/2030	7,372
120	8.00%, 07/15/2030	122
14,956	8.00%, 08/15/2030	15,258
6,793	8.00%, 09/15/2030	6,918
16,084	8.00%, 12/15/2030	16,399
		533,173
	Total U.S. Government Agencies (cost $11,604,021)	$11,550,992
U.S. GOVERNMENT SECURITIES - 22.0%
	U.S. Treasury Securities - 22.0%
	U.S. Treasury Bonds - 6.3%
2,781,200	2.38%, 05/15/2051	$1,739,336
2,226,400	2.50%, 02/15/2045	1,561,437
2,625,200	2.50%, 02/15/2046	1,810,055
2,041,900	2.75%, 11/15/2047	1,439,380
5,152,000	2.88%, 05/15/2052	3,563,936
400,000	3.25%, 05/15/2042	329,344
4,488,500	3.38%, 08/15/2042	3,745,268
4,012,200	3.63%, 02/15/2053	3,208,506
2,560,100	3.63%, 05/15/2053	2,045,980
5,250,000	3.88%, 02/15/2043	4,651,787
4,748,300	3.88%, 05/15/2043	4,196,867
5,140,000	4.00%, 11/15/2042	4,638,248
4,436,100	4.00%, 11/15/2052	3,795,638
3,108,900	4.13%, 08/15/2044	2,811,611
2,696,900	4.13%, 08/15/2053	2,355,784
1,499,700	4.25%, 02/15/2054	1,338,131
2,696,400	4.25%, 08/15/2054	2,407,380
6,600,000	4.38%, 11/15/2039	6,410,250
4,825,900	4.38%, 08/15/2043	4,537,854
3,865,900	4.50%, 02/15/2044	3,681,666
2,720,600	4.50%, 11/15/2054	2,532,602
1,295,700	4.63%, 05/15/2044	1,251,717
3,170,800	4.63%, 11/15/2044	3,055,735
2,848,700	4.63%, 11/15/2045	2,736,087
2,750,000	4.63%, 02/15/2046	2,639,570
2,765,000	4.63%, 05/15/2054	2,625,994
1,329,600	4.63%, 02/15/2055	1,263,484
1,647,800	4.63%, 11/15/2055	1,567,727
3,964,000	4.75%, 11/15/2043	3,898,966
367,200	4.75%, 02/15/2045	359,182
3,955,400	4.75%, 11/15/2053	3,826,540
1,390,000	4.75%, 05/15/2055	1,348,354
2,301,800	4.75%, 08/15/2055	2,233,375
4,174,600	4.75%, 02/15/2056(5)	4,055,233
299,400	4.88%, 08/15/2045	297,119
1,530,500	5.00%, 05/15/2045	1,543,533
1,301,700	5.00%, 05/15/2046	1,311,463
3,063,800	5.00%, 05/15/2056	3,096,353
		99,911,492
	U.S. Treasury Inflation-Indexed Notes - 0.2%
2,889,501	1.25%, 04/15/2031(6)	2,799,398
	U.S. Treasury Notes - 15.5%
590,000	2.63%, 07/31/2029	563,911
326,000	3.25%, 06/30/2029	317,634
2,799,600	3.38%, 11/30/2027	2,769,526
13,692,100	3.38%, 12/31/2027	13,535,390
5,844,100	3.38%, 02/29/2028	5,771,277
2,265,200	3.50%, 09/30/2027	2,247,415
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 22.0% - (continued)
	U.S. Treasury Securities - 22.0% - (continued)
	U.S. Treasury Notes - 15.5% - (continued)
$ 12,028,400	3.50%, 10/31/2027	$11,925,031
9,148,100	3.50%, 01/31/2028	9,053,760
2,465,500	3.50%, 01/15/2029	2,425,917
3,257,300	3.50%, 09/30/2029	3,191,136
635,000	3.50%, 04/30/2030	619,621
5,313,300	3.50%, 11/30/2030	5,164,278
9,653,900	3.50%, 02/28/2031	9,370,694
5,361,700	3.63%, 08/31/2027	5,330,703
512,000	3.63%, 03/31/2030	502,080
6,095,100	3.63%, 08/31/2030	5,962,960
4,379,200	3.63%, 09/30/2030	4,282,721
5,858,100	3.63%, 10/31/2030	5,725,835
5,583,500	3.63%, 12/31/2030	5,451,982
16,096,400	3.75%, 04/30/2028	15,980,078
3,749,200	3.75%, 05/15/2028	3,721,374
620,000	3.75%, 05/31/2030	610,191
758,000	3.75%, 12/31/2030	743,876
4,840,800	3.75%, 01/31/2031	4,749,468
1,229,900	3.75%, 08/31/2031	1,202,996
390,600	3.75%, 10/31/2032	379,050
867,200	3.75%, 11/30/2032	841,184
313,100	3.75%, 02/28/2033	303,254
5,992,900	3.88%, 03/31/2028	5,963,404
685,000	3.88%, 11/30/2029	678,391
4,451,400	3.88%, 04/30/2030	4,403,234
5,772,100	3.88%, 06/30/2030	5,705,360
3,949,500	3.88%, 07/31/2030	3,902,908
6,208,400	3.88%, 03/31/2031	6,120,124
16,545,600	3.88%, 04/30/2031	16,307,757
2,332,600	3.88%, 08/31/2032	2,282,303
1,755,700	3.88%, 12/31/2032	1,714,414
4,968,700	4.00%, 07/31/2029	4,945,021
150,000	4.00%, 10/31/2029	149,174
1,488,300	4.00%, 02/28/2030	1,479,289
5,910,000	4.00%, 03/31/2030	5,872,370
3,432,700	4.00%, 05/31/2030	3,409,502
483,900	4.00%, 07/31/2030	480,384
891,300	4.00%, 06/30/2032	878,871
1,991,900	4.00%, 07/31/2032	1,963,111
2,059,700	4.00%, 01/31/2033	2,024,540
7,125,300	4.13%, 06/30/2028	7,121,682
4,101,800	4.13%, 10/31/2029	4,095,231
4,018,100	4.13%, 11/30/2029	4,011,822
754,300	4.13%, 08/31/2030	752,208
4,898,400	4.13%, 05/31/2031	4,880,414
1,225,000	4.13%, 06/30/2031	1,222,224
1,299,200	4.13%, 10/31/2031	1,292,755
387,800	4.13%, 03/31/2032	385,301
1,790,400	4.13%, 05/31/2032	1,777,601
7,864,200	4.13%, 02/15/2036	7,672,510
2,347,800	4.25%, 06/30/2029	2,353,119
3,448,800	4.25%, 01/31/2030	3,456,344
960,700	4.25%, 03/31/2033	957,698
2,816,000	4.25%, 05/31/2033	2,805,440
3,972,000	4.38%, 12/31/2029	3,997,601
4,613,600	4.38%, 05/15/2036	4,589,090
1,733,700	4.63%, 04/30/2031	1,764,717
1,012,100	4.63%, 05/31/2031	1,030,247
927,000	4.88%, 10/31/2030	951,370
		246,140,873
	Total U.S. Government Securities (cost $357,900,124)	$348,851,763
The accompanying notes are an integral part of these financial statements.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.8%
	Automobiles & Components - 0.3%
11,766	Tesla, Inc.*	$4,948,780
	Banks - 2.6%
143,219	Fifth Third Bancorp	8,073,255
63,723	JP Morgan Chase & Co.	20,858,449
151,995	Wells Fargo & Co.	12,560,867
		41,492,571
	Capital Goods - 6.3%
40,623	Boeing Co.*	8,793,661
13,190	Cummins, Inc.	9,407,240
23,046	Eaton Corp. PLC	9,820,361
26,011	Ferguson Enterprises, Inc.	6,173,191
23,609	FTAI Aviation Ltd.	6,386,943
3,050	GE Vernova, Inc.	3,583,323
38,722	General Electric Co.	14,471,573
41,933	ITT, Inc.	8,292,670
46,515	Johnson Controls International PLC	6,796,307
23,433	L3Harris Technologies, Inc.	6,809,395
9,767	Parker-Hannifin Corp.	9,553,298
52,644	RTX Corp.	9,988,146
		100,076,108
	Consumer Discretionary Distribution & Retail - 5.2%
195,496	Amazon.com, Inc.*	46,594,517
2,543	AutoZone, Inc.*	8,127,276
23,077	Dick's Sporting Goods, Inc.	5,234,094
49,177	Lowe's Cos., Inc.	10,843,037
17,889	Pool Corp.	3,844,346
76,977	Wayfair, Inc. Class A*	7,114,214
		81,757,484
	Consumer Services - 0.9%
31,487	DoorDash, Inc. Class A*	5,810,296
21,684	Marriott International, Inc. Class A	8,035,874
		13,846,170
	Consumer Staples Distribution & Retail - 1.7%
95,304	BJ's Wholesale Club Holdings, Inc.*	8,312,415
5,835	Casey's General Stores, Inc.	4,637,600
127,966	Walmart, Inc.	14,493,429
		27,443,444
	Energy - 1.8%
42,580	Diamondback Energy, Inc.	7,484,713
31,251	EOG Resources, Inc.	4,054,192
14,792	Exxon Mobil Corp.	2,022,362
17,756	Phillips 66	3,001,652
24,148	Targa Resources Corp.	6,475,045
85,833	Williams Cos., Inc.	6,380,825
		29,418,789
	Equity Real Estate Investment Trusts (REITs) - 0.8%
54,449	Welltower, Inc. REIT	12,358,289
	Financial Services - 3.1%
10,781	Goldman Sachs Group, Inc.	10,903,580
62,159	Intercontinental Exchange, Inc.	7,652,395
59,157	KKR & Co., Inc.	5,429,429
32,697	Mastercard, Inc. Class A	16,793,179
103,403	Nasdaq, Inc.	8,150,224
		48,928,807
	Food, Beverage & Tobacco - 1.1%
66,413	Monster Beverage Corp.*	6,383,618
60,416	Philip Morris International, Inc.	10,929,858
		17,313,476
Shares or Principal Amount		Market Value†
COMMON STOCKS - 64.8% - (continued)
	Health Care Equipment & Services - 1.1%
92,053	Edwards Lifesciences Corp.*	$8,327,115
13,644	HCA Healthcare, Inc.	5,319,659
25,641	Veeva Systems, Inc. Class A*	4,550,508
		18,197,282
	Insurance - 1.2%
40,443	Arthur J Gallagher & Co.	9,284,500
27,829	Chubb Ltd.	9,482,453
		18,766,953
	Materials - 1.3%
18,007	Linde PLC	9,344,553
30,838	Sherwin-Williams Co.	10,618,140
		19,962,693
	Media & Entertainment - 7.3%
195,987	Alphabet, Inc. Class C	69,248,087
38,340	EchoStar Corp. Class A*	3,891,510
54,195	Liberty Media Corp.-Liberty Formula One Class C*	5,156,112
45,033	Meta Platforms, Inc. Class A	25,366,638
162,327	Netflix, Inc.*	11,590,148
		115,252,495
	Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
20,120	Eli Lilly & Co.	24,132,532
70,766	Gilead Sciences, Inc.	8,940,576
111,484	Merck & Co., Inc.	14,325,694
18,640	Vertex Pharmaceuticals, Inc.*	9,259,047
		56,657,849
	Semiconductors & Semiconductor Equipment - 13.7%
50,568	Advanced Micro Devices, Inc.*	29,375,457
96,394	Broadcom, Inc.	36,412,834
77,425	KLA Corp.	23,359,897
24,511	Micron Technology, Inc.	28,292,802
430,161	NVIDIA Corp.	86,070,914
48,257	Texas Instruments, Inc.	14,383,964
		217,895,868
	Software & Services - 4.4%
4,508	AppLovin Corp. Class A*	2,322,657
145,606	Microsoft Corp.	54,313,950
54,434	Oracle Corp.	7,977,303
20,926	Palantir Technologies, Inc. Class A*	2,441,436
42,211	Trimble, Inc.*	2,160,359
		69,215,705
	Technology Hardware & Equipment - 6.9%
219,661	Apple, Inc.	63,561,107
39,447	Cisco Systems, Inc.	4,633,445
64,813	Corning, Inc.	16,555,184
26,811	Flex Ltd.*	4,345,259
11,633	Keysight Technologies, Inc.*	4,072,364
4,081	Sandisk Corp.*	9,279,092
6,537	Seagate Technology Holdings PLC	6,308,205
		108,754,656
	Telecommunication Services - 0.3%
31,901	Space Exploration Technologies Corp. Class A*	5,450,605
	Utilities - 1.2%
34,508	Atmos Energy Corp.	5,944,693
The accompanying notes are an integral part of these financial statements.

8

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 64.8% - (continued)
	Utilities - 1.2% - (continued)
72,480	Dominion Energy, Inc.		$4,949,659
68,610	WEC Energy Group, Inc.		8,011,590
			18,905,942
	Total Common Stocks (cost $748,448,745)		$1,026,643,966
	Total Long-Term Investments (cost $1,298,836,034)		$1,566,265,877
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
$ 4,808,313	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $4,808,801; collateralized by U.S. Treasury Note at 4.25%, maturing 06/30/2033, with a market value of $4,904,517		$4,808,313
	Securities Lending Collateral - 0.3%
4,249,695	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(7)		4,249,695
	Total Short-Term Investments (cost $9,058,008)		$9,058,008
	Total Investments (cost $1,307,894,042)	99.4%	$1,575,323,885
	Other Assets and Liabilities	0.6%	9,790,417
	Net Assets	100.0%	$1,585,114,302
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At June 30, 2026, the aggregate value of these securities was
$75,429,430, representing 4.8% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2026, the market value of securities pledged was $58,284.
(6)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	21	09/21/2026	$2,307,703	$19,166
Total futures contracts				$19,166
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

9

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$22,199,113	$—	$22,199,113	$—
Corporate Bonds	148,317,958	—	148,317,958	—
Foreign Government Obligations	200,695	—	200,695	—
Municipal Bonds	8,501,390	—	8,501,390	—
U.S. Government Agencies	11,550,992	—	11,550,992	—
U.S. Government Securities	348,851,763	—	348,851,763	—
Common Stocks	1,026,643,966	1,026,643,966	—	—
Short-Term Investments	9,058,008	4,249,695	4,808,313	—
Futures Contracts(2)	19,166	19,166	—	—
Total	$1,575,343,051	$1,030,912,827	$544,430,224	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7%
	Automobiles & Components - 1.6%
139,447	Tesla, Inc.*	$58,651,408
	Banks - 2.2%
634,186	KeyCorp	14,617,987
154,805	M&T Bank Corp.	36,845,138
20,169	Pinnacle Financial Partners, Inc.	2,034,649
363,502	Wells Fargo & Co.	30,039,805
		83,537,579
	Capital Goods - 5.3%
17,750	Boeing Co.*	3,842,342
108,089	Builders FirstSource, Inc.*	9,671,804
37,744	Deere & Co.	23,942,152
101,275	Dover Corp.	22,713,957
45,476	Honeywell Aerospace, Inc.*	10,053,834
45,476	Honeywell International, Inc.	10,182,076
350,600	Mammoth, Inc.*(1)(2)	5,819,960
86,839	Northrop Grumman Corp.	44,227,971
156,846	PACCAR, Inc.	18,840,342
108,311	Vertiv Holdings Co. Class A	36,264,689
35,937	WESCO International, Inc.	12,413,718
		197,972,845
	Commercial & Professional Services - 0.6%
38,367	Automatic Data Processing, Inc.	8,592,290
29,654	CACI International, Inc. Class A*	13,737,512
27,344	TransUnion	1,972,596
		24,302,398
	Consumer Discretionary Distribution & Retail - 5.3%
567,538	Amazon.com, Inc.*	135,267,007
93,683	Home Depot, Inc.	33,040,120
175,789	TJX Cos., Inc.	26,632,034
115,140	Tory Burch LLC*(1)(2)	5,351,691
		200,290,852
	Consumer Durables & Apparel - 0.9%
786,304	NIKE, Inc. Class B	32,277,779
	Consumer Services - 1.3%
128,588	Airbnb, Inc. Class A*	18,400,943
41,086	Hyatt Hotels Corp. Class A(3)	7,964,110
7,317	Marriott International, Inc. Class A	2,711,607
34,277	McDonald's Corp.	9,265,416
101,544	Viking Holdings Ltd.*	10,628,610
		48,970,686
	Consumer Staples Distribution & Retail - 1.2%
842,172	Kroger Co.	46,765,811
	Energy - 3.6%
318,082	ConocoPhillips	33,067,805
239,701	Exxon Mobil Corp.	32,771,921
486,832	SLB Ltd.	22,632,819
19,594	Targa Resources Corp.	5,253,935
100,513	Valero Energy Corp.	26,177,606
224,468	Williams Cos., Inc.	16,686,951
		136,591,037
	Equity Real Estate Investment Trusts (REITs) - 2.6%
67,231	AvalonBay Communities, Inc. REIT	12,685,817
232,338	Crown Castle, Inc. REIT	17,594,957
26,159	Equinix, Inc. REIT	27,267,880
170,614	Prologis, Inc. REIT	23,113,079
308,583	UDR, Inc. REIT	12,318,633
14,966	Welltower, Inc. REIT	3,396,833
		96,377,199
	Financial Services - 6.0%
231,682	Ally Financial, Inc.	10,645,788
41,146	American Express Co.	13,917,635
5,002	Blackrock, Inc.	4,809,723
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Financial Services - 6.0% - (continued)
21,652	Interactive Brokers Group, Inc. Class A	$1,884,590
122,314	KKR & Co., Inc.	11,225,979
109,168	Mastercard, Inc. Class A	56,068,685
142,483	Morgan Stanley	29,784,646
29,322	Morningstar, Inc.	4,574,818
171,353	Raymond James Financial, Inc.	26,050,797
50,754	S&P Global, Inc.	20,670,074
171,474	Tradeweb Markets, Inc. Class A	17,089,099
81,222	Visa, Inc. Class A	27,866,456
		224,588,290
	Food, Beverage & Tobacco - 2.4%
135,791	Archer-Daniels-Midland Co.	10,374,432
84,083	Constellation Brands, Inc. Class A	11,695,104
954,497	Keurig Dr. Pepper, Inc.	31,240,687
62,617	Monster Beverage Corp.*	6,018,746
52,733	Philip Morris International, Inc.	9,539,927
353,390	Tyson Foods, Inc. Class A	20,231,578
		89,100,474
	Health Care Equipment & Services - 3.7%
79,464	Becton Dickinson & Co.	12,025,287
59,306	Cardinal Health, Inc.	14,088,733
52,036	Cencora, Inc.	14,725,147
195,212	Cooper Cos., Inc.*	13,998,653
43,467	Elevance Health, Inc.	16,809,993
19,197	HCA Healthcare, Inc.	7,484,718
58,918	STERIS PLC	12,406,363
67,834	Stryker Corp.	21,356,857
62,653	UnitedHealth Group, Inc.	26,040,467
		138,936,218
	Household & Personal Products - 0.6%
18,730	Kimberly-Clark Corp.	2,055,992
138,242	Procter & Gamble Co.	20,271,807
		22,327,799
	Insurance - 2.7%
234,511	Chubb Ltd.	79,907,278
253,627	MetLife, Inc.	21,459,381
		101,366,659
	Materials - 1.8%
309,699	Freeport-McMoRan, Inc.	19,476,970
416,162	James Hardie Industries PLC*	10,895,121
103,151	PPG Industries, Inc.	12,511,185
62,667	Reliance, Inc.	23,412,391
		66,295,667
	Media & Entertainment - 10.4%
689,413	Alphabet, Inc. Class A	246,375,524
67,722	EchoStar Corp. Class A*(3)	6,873,783
20,990	Live Nation Entertainment, Inc.*	3,843,479
183,087	Meta Platforms, Inc. Class A	103,131,076
27,394	Reddit, Inc. Class A*	4,755,051
253,993	Walt Disney Co.	24,446,826
		389,425,739
	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
120,810	Agilent Technologies, Inc.	16,047,192
22,231	Charles River Laboratories International, Inc.*	5,041,769
118,427	Danaher Corp.	22,557,975
77,094	Eli Lilly & Co.	92,468,856
53,967	Gilead Sciences, Inc.	6,818,191
472,722	Merck & Co., Inc.	60,744,777
21,933	Waters Corp.*	8,225,752
		211,904,512
	Semiconductors & Semiconductor Equipment - 19.1%
21,110	Advanced Micro Devices, Inc.*	12,263,010
355,469	Broadcom, Inc.	134,278,415
The accompanying notes are an integral part of these financial statements.

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.7% - (continued)
	Semiconductors & Semiconductor Equipment - 19.1% - (continued)
8,240	Cerebras Systems, Inc. Class A*	$1,821,040
46,458	Intel Corp.*	6,486,931
240,240	KLA Corp.	72,482,810
74,123	Microchip Technology, Inc.	6,760,018
106,326	Micron Technology, Inc.	122,731,038
1,430,511	NVIDIA Corp.	286,230,946
82,096	QUALCOMM, Inc.	15,170,520
186,583	Texas Instruments, Inc.	55,614,795
		713,839,523
	Software & Services - 5.2%
14,775	Datadog, Inc. Class A*	3,846,819
424,214	Microsoft Corp.	158,240,306
190,620	Palantir Technologies, Inc. Class A*	22,239,635
31,532	Roper Technologies, Inc.	10,670,114
		194,996,874
	Technology Hardware & Equipment - 10.3%
726,856	Apple, Inc.	210,323,052
178,632	Arista Networks, Inc.*	30,346,004
181,458	Corning, Inc.	46,349,817
192,210	Flex Ltd.*	31,151,475
53,560	Jabil, Inc.	20,646,309
20,102	Sandisk Corp.*	45,706,520
		384,523,177
	Telecommunication Services - 0.5%
103,172	T-Mobile U.S., Inc.	17,305,040
	Transportation - 0.1%
25,291	CH Robinson Worldwide, Inc.	4,763,307
	Utilities - 2.6%
100,573	American Water Works Co., Inc.	13,233,396
1,306,692	Exelon Corp.	60,917,981
244,710	Sempra	22,687,064
		96,838,441
	Total Common Stocks (cost $2,313,027,628)	$3,581,949,314
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(4)	$55
	Total Convertible Preferred Stocks (cost $679,566)	$55
	Total Long-Term Investments (cost $2,313,707,194)	$3,581,949,369
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.7%
$ 26,645,392	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $26,648,094; collateralized by U.S. Treasury Note at 4.25%, maturing 03/31/2033, with a market value of $27,178,455	$26,645,392
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	Securities Lending Collateral - 0.1%
2,788,473	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(5)		$2,788,473
	Total Short-Term Investments (cost $29,433,865)		$29,433,865
	Total Investments (cost $2,343,141,059)	96.5%	$3,611,383,234
	Other Assets and Liabilities	3.5%	130,068,895
	Net Assets	100.0%	$3,741,452,129
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,171,706 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	$679,566	$55
06/2015	Mammoth, Inc.	350,600	4,713,607	5,819,960
11/2013	Tory Burch LLC	115,140	9,024,247	5,351,691
			$14,417,420	$11,171,706

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

12

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Futures Contracts Outstanding at June 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	398	09/18/2026	$150,210,175	$1,385,401
Total futures contracts				$1,385,401
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,581,949,314	$3,570,777,663	$—	$11,171,651
Convertible Preferred Stocks	55	—	—	55
Short-Term Investments	29,433,865	2,788,473	26,645,392	—
Futures Contracts(2)	1,385,401	1,385,401	—	—
Total	$3,612,768,635	$3,574,951,537	$26,645,392	$11,171,706

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

13

Hartford Disciplined Equity HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.5%
39,096	Tesla, Inc.*	$16,443,778
	Banks - 4.2%
469,482	Fifth Third Bancorp	26,464,700
200,872	JP Morgan Chase & Co.	65,751,432
434,036	Wells Fargo & Co.	35,868,735
		128,084,867
	Capital Goods - 8.7%
73,418	Eaton Corp. PLC	31,284,878
79,398	Ferguson Enterprises, Inc.	18,843,528
64,859	FTAI Aviation Ltd.	17,546,305
6,800	GE Vernova, Inc.	7,989,048
133,318	General Electric Co.	49,824,936
113,587	ITT, Inc.	22,462,965
78,096	L3Harris Technologies, Inc.	22,693,917
29,176	Parker-Hannifin Corp.	28,537,629
190,004	RTX Corp.	36,049,459
60,145	Trane Technologies PLC	29,540,818
		264,773,483
	Commercial & Professional Services - 0.8%
142,569	Cintas Corp.	24,248,135
	Consumer Discretionary Distribution & Retail - 7.1%
585,415	Amazon.com, Inc.*	139,527,811
8,816	AutoZone, Inc.*	28,175,407
148,044	Lowe's Cos., Inc.	32,642,221
53,553	Pool Corp.	11,508,540
38,805	Tory Burch LLC*(1)(2)	1,803,658
		213,657,637
	Consumer Services - 0.7%
56,686	Marriott International, Inc. Class A	21,007,265
	Consumer Staples Distribution & Retail - 3.6%
339,267	BJ's Wholesale Club Holdings, Inc.*	29,590,868
20,472	Casey's General Stores, Inc.	16,270,941
164,071	Performance Food Group Co.*	18,341,497
406,295	Walmart, Inc.	46,016,971
		110,220,277
	Energy - 3.1%
73,574	Diamondback Energy, Inc.	12,932,838
97,391	EOG Resources, Inc.	12,634,534
101,516	Exxon Mobil Corp.	13,879,268
68,472	Phillips 66	11,575,192
74,779	Targa Resources Corp.	20,051,241
296,713	Williams Cos., Inc.	22,057,644
		93,130,717
	Equity Real Estate Investment Trusts (REITs) - 2.3%
141,359	Simon Property Group, Inc. REIT	31,614,941
162,224	Welltower, Inc. REIT	36,819,981
		68,434,922
	Financial Services - 4.4%
28,705	Goldman Sachs Group, Inc.	29,031,376
193,601	Intercontinental Exchange, Inc.	23,834,219
106,154	Mastercard, Inc. Class A	54,520,694
329,588	Nasdaq, Inc.	25,978,126
		133,364,415
	Food, Beverage & Tobacco - 2.1%
201,058	Monster Beverage Corp.*	19,325,695
238,771	Philip Morris International, Inc.	43,196,062
		62,521,757
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Health Care Equipment & Services - 1.8%
101,222	Cencora, Inc.	$28,643,801
66,022	HCA Healthcare, Inc.	25,741,318
		54,385,119
	Insurance - 1.9%
132,780	Arthur J Gallagher & Co.	30,482,305
76,360	Chubb Ltd.	26,018,906
		56,501,211
	Materials - 2.1%
58,011	Linde PLC	30,104,228
95,646	Sherwin-Williams Co.	32,932,831
		63,037,059
	Media & Entertainment - 10.6%
580,598	Alphabet, Inc. Class A	207,488,307
105,039	EchoStar Corp. Class A*	10,661,458
125,079	Meta Platforms, Inc. Class A	70,455,750
475,622	Netflix, Inc.*	33,959,411
		322,564,926
	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
59,502	Eli Lilly & Co.	71,368,484
231,593	Gilead Sciences, Inc.	29,259,460
317,996	Merck & Co., Inc.	40,862,486
20,923	United Therapeutics Corp.*	11,336,709
60,932	Vertex Pharmaceuticals, Inc.*	30,266,752
		183,093,891
	Semiconductors & Semiconductor Equipment - 19.5%
62,784	Advanced Micro Devices, Inc.*	36,471,853
298,353	Broadcom, Inc.	112,702,846
223,090	KLA Corp.	67,308,484
65,602	Micron Technology, Inc.	75,723,732
1,284,431	NVIDIA Corp.	257,001,799
139,624	Texas Instruments, Inc.	41,617,726
		590,826,440
	Software & Services - 6.6%
28,666	Cadence Design Systems, Inc.*	10,758,923
426,863	Microsoft Corp.	159,228,436
143,306	Oracle Corp.	21,001,494
34,156	Palantir Technologies, Inc. Class A*	3,984,981
109,131	Trimble, Inc.*	5,585,325
		200,559,159
	Technology Hardware & Equipment - 10.1%
717,335	Apple, Inc.	207,568,056
159,983	Cisco Systems, Inc.	18,791,603
182,064	Corning, Inc.	46,504,607
5,396	Sandisk Corp.*	12,269,047
22,625	Seagate Technology Holdings PLC	21,833,125
		306,966,438
	Telecommunication Services - 0.5%
93,774	Space Exploration Technologies Corp. Class A*	16,022,226
	Utilities - 2.3%
133,401	Atmos Energy Corp.	22,980,990
323,195	Dominion Energy, Inc.	22,070,987
213,665	WEC Energy Group, Inc.	24,949,662
		70,001,639
	Total Common Stocks (cost $1,582,410,323)	$2,999,845,361
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(3)	$1,553,659
The accompanying notes are an integral part of these financial statements.

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.1% - (continued)
	Software & Services - 0.0%
287,204	Lookout, Inc. Series F*(1)(2)(3)		$910,437
	Total Convertible Preferred Stocks (cost $6,240,761)		$2,464,096
	Total Long-Term Investments (cost $1,588,651,084)		$3,002,309,457
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 6,699,027	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $6,699,706; collateralized by U.S. Treasury Note at 4.25%, maturing 03/31/2033, with a market value of $6,833,076		$6,699,027
	Total Short-Term Investments (cost $6,699,027)		$6,699,027
	Total Investments (cost $1,595,350,111)	99.2%	$3,009,008,484
	Other Assets and Liabilities	0.8%	23,874,888
	Net Assets	100.0%	$3,032,883,372
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $4,267,754 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$910,437
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	1,553,659
11/2013	Tory Burch LLC	38,805	3,041,403	1,803,658
			$9,282,164	$4,267,754

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,999,845,361	$2,998,041,703	$—	$1,803,658
Convertible Preferred Stocks	2,464,096	—	—	2,464,096
Short-Term Investments	6,699,027	—	6,699,027	—
Total	$3,009,008,484	$2,998,041,703	$6,699,027	$4,267,754

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

15

Hartford Dividend and Growth HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 6.7%
1,509,742	Bank of America Corp.	$86,025,099
2,113,907	Huntington Bancshares, Inc.	37,479,571
1,253,831	Truist Financial Corp.	62,465,861
548,560	Wells Fargo & Co.	45,332,998
		231,303,529
	Capital Goods - 8.8%
154,779	Airbus SE	34,437,037
44,215	General Dynamics Corp.	15,662,722
96,211	Hubbell, Inc.	50,337,595
102,202	Lockheed Martin Corp.	52,067,831
529,077	Masco Corp.	43,050,995
467,997	Otis Worldwide Corp.	33,508,585
78,716	Vertiv Holdings Co. Class A	26,355,691
182,475	Westinghouse Air Brake Technologies Corp.	49,195,260
		304,615,716
	Consumer Discretionary Distribution & Retail - 8.9%
977,263	Amazon.com, Inc.*	232,920,863
256,991	Lowe's Cos., Inc.	56,663,946
115,191	TJX Cos., Inc.	17,451,436
		307,036,245
	Consumer Durables & Apparel - 0.5%
119,575	Tapestry, Inc.	17,503,388
	Consumer Services - 0.8%
107,880	Expedia Group, Inc.	27,604,334
	Consumer Staples Distribution & Retail - 0.8%
332,824	Sysco Corp.	27,817,430
	Energy - 5.7%
400,691	ConocoPhillips	41,655,836
798,165	Devon Energy Corp.	32,980,178
671,773	EQT Corp.	35,718,170
312,314	TotalEnergies SE(1)	24,285,537
864,027	Williams Cos., Inc.	64,231,767
		198,871,488
	Equity Real Estate Investment Trusts (REITs) - 3.1%
119,023	Public Storage REIT	37,886,211
301,274	Welltower, Inc. REIT	68,380,160
		106,266,371
	Financial Services - 6.7%
47,216	American Express Co.	15,970,812
45,466	Blackrock, Inc.	43,718,287
394,084	Intercontinental Exchange, Inc.	48,515,681
86,409	Morgan Stanley	18,062,938
131,305	S&P Global, Inc.	53,475,274
148,786	Visa, Inc. Class A	51,046,989
		230,789,981
	Food, Beverage & Tobacco - 3.2%
409,455	Anheuser-Busch InBev SA ADR(1)	33,739,092
433,624	Philip Morris International, Inc.	78,446,918
		112,186,010
	Health Care Equipment & Services - 5.1%
72,493	HCA Healthcare, Inc.	28,264,296
90,897	Humana, Inc.	36,106,106
116,434	Labcorp Holdings, Inc.	32,601,520
192,931	UnitedHealth Group, Inc.	80,187,912
		177,159,834
	Household & Personal Products - 1.8%
1,013,922	Unilever PLC ADR	60,956,991
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Insurance - 2.3%
540,701	American International Group, Inc.	$40,298,446
242,306	Marsh & McLennan Cos., Inc.	40,385,141
		80,683,587
	Materials - 2.6%
721,844	Amcor PLC	31,291,937
145,307	Avery Dennison Corp.	23,590,592
438,514	BHP Group Ltd. ADR(1)	36,532,601
		91,415,130
	Media & Entertainment - 2.9%
100,781	Alphabet, Inc. Class A	36,016,106
243,432	Publicis Groupe SA(1)	24,056,650
434,366	Walt Disney Co.	41,807,727
		101,880,483
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
141,327	AbbVie, Inc.	35,563,526
277,990	AstraZeneca PLC	52,712,464
230,479	Danaher Corp.	43,901,640
268,392	Gilead Sciences, Inc.	33,908,645
280,552	Johnson & Johnson	71,251,792
629,724	Merck & Co., Inc.	80,919,534
		318,257,601
	Semiconductors & Semiconductor Equipment - 6.4%
140,804	Broadcom, Inc.	53,188,711
194,949	Intel Corp.*	27,220,729
113,117	NXP Semiconductors NV	31,789,270
316,239	QUALCOMM, Inc.	58,437,805
106,508	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,865,026
		221,501,541
	Software & Services - 8.0%
586,792	Microsoft Corp.	218,885,152
89,787	Roper Technologies, Inc.	30,383,023
173,152	Salesforce, Inc.	27,125,992
		276,394,167
	Technology Hardware & Equipment - 8.6%
494,649	Apple, Inc.	143,131,635
693,298	Cisco Systems, Inc.	81,434,783
118,071	Dell Technologies, Inc. Class C	50,942,914
87,472	TD SYNNEX Corp.	23,384,764
		298,894,096
	Transportation - 2.9%
370,374	Delta Air Lines, Inc.	34,689,229
103,524	JB Hunt Transport Services, Inc.	29,962,951
315,663	United Parcel Service, Inc. Class B	33,933,773
		98,585,953
	Utilities - 4.3%
330,389	Duke Energy Corp.	41,820,640
1,103,017	Exelon Corp.	51,422,652
591,041	Sempra	54,795,411
		148,038,703
	Total Common Stocks (cost $2,489,222,675)	$3,437,762,578
The accompanying notes are an integral part of these financial statements.

16

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.1%
$ 4,468,192	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $4,468,645; collateralized by U.S. Treasury Note at 4.25%, maturing 03/31/2033, with a market value of $4,557,753		$4,468,192
	Securities Lending Collateral - 0.9%
32,006,848	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(2)		32,006,848
	Total Short-Term Investments (cost $36,475,040)		$36,475,040
	Total Investments (cost $2,525,697,715)	100.3%	$3,474,237,618
	Other Assets and Liabilities	(0.3)%	(12,091,776)
	Net Assets	100.0%	$3,462,145,842
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,437,762,578	$3,379,268,891	$58,493,687	$—
Short-Term Investments	36,475,040	32,006,848	4,468,192	—
Total	$3,474,237,618	$3,411,275,739	$62,961,879	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

Hartford Healthcare HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Biotechnology - 25.0%
15,306	AbbVie, Inc.	$3,851,602
2,869	Alnylam Pharmaceuticals, Inc.*	863,655
1,876	Amgen, Inc.	679,337
22,493	Arcus Biosciences, Inc.*	693,459
1,011	Argenx SE ADR*	937,975
3,191	Ascendis Pharma AS*	851,103
7,312	Biogen, Inc.*	1,579,831
8,299	Bridgebio Pharma, Inc.*	618,109
12,896	Celldex Therapeutics, Inc.*	479,860
5,942	CG oncology, Inc.*	422,179
9,655	Cytokinetics, Inc.*	822,509
6,614	Dianthus Therapeutics, Inc.*	644,733
7,887	Disc Medicine, Inc.*	576,855
83,000	GenFleet Therapeutics Shanghai, Inc. Class H*(1)	313,658
15,428	Immunocore Holdings PLC ADR*	489,839
16,589	Immunome, Inc.*	351,521
9,271	Incyte Corp.*	1,050,961
11,237	Ionis Pharmaceuticals, Inc.*	890,982
19,352	Kailera Therapeutics, Inc.*	426,325
5,448	Kymera Therapeutics, Inc.*	624,722
1,541	Madrigal Pharmaceuticals, Inc.*	827,440
4,437	Mirum Pharmaceuticals, Inc.*	519,440
5,818	Protagonist Therapeutics, Inc.*	713,170
9,817	PTC Therapeutics, Inc.*	800,773
2,822	Regeneron Pharmaceuticals, Inc.	1,759,630
4,177	Revolution Medicines, Inc.*	782,269
9,781	Scholar Rock Holding Corp.*	537,955
11,540	Stoke Therapeutics, Inc.*	377,589
1,984	United Therapeutics Corp.*	1,074,991
8,272	Vaxcyte, Inc.*	480,851
6,088	Vertex Pharmaceuticals, Inc.*	3,024,092
		28,067,415
	Health Care Distributors - 3.9%
8,573	Cardinal Health, Inc.	2,036,602
8,209	Cencora, Inc.	2,322,983
		4,359,585
	Health Care Equipment - 12.8%
25,958	Abbott Laboratories	2,355,429
31,220	Boston Scientific Corp.*	1,332,470
14,655	Dexcom, Inc.*	987,014
30,064	Edwards Lifesciences Corp.*	2,719,589
7,432	Inspire Medical Systems, Inc.*	331,542
8,447	Intuitive Surgical, Inc.*	3,359,203
14,617	Medtronic PLC	1,143,488
4,143	STERIS PLC	872,391
4,189	Stryker Corp.	1,318,865
		14,419,991
	Health Care Facilities - 2.5%
13,029	Acadia Healthcare Co., Inc.*(1)	384,746
5,857	Encompass Health Corp.	592,026
4,900	HCA Healthcare, Inc.	1,910,461
		2,887,233
	Health Care Services - 3.3%
31,846	CVS Health Corp.	3,294,469
23,096	Option Care Health, Inc.*	484,323
		3,778,792
	Health Care Technology - 0.6%
21,930	HeartFlow, Inc.*	643,426
	Life Sciences Tools & Services - 7.1%
25,570	Adaptive Biotechnologies Corp.*	548,476
11,491	Agilent Technologies, Inc.	1,526,350
1,300	Alamar Biosciences, Inc.*	35,217
15,625	Danaher Corp.	2,976,250
3,282	ICON PLC*	570,116
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Life Sciences Tools & Services - 7.1% - (continued)
11,870	Qiagen NV		$464,117
3,678	Thermo Fisher Scientific, Inc.		1,844,002
			7,964,528
	Managed Health Care - 9.3%
21,135	Alignment Healthcare, Inc.*		503,224
20,353	Centene Corp.*		1,306,459
8,597	Elevance Health, Inc.		3,324,718
12,747	UnitedHealth Group, Inc.		5,298,036
			10,432,437
	Pharmaceuticals - 32.6%
12,300	Alebund Pharmaceuticals Jiangsu Ltd.*		72,017
3,643	AstraZeneca PLC		690,786
2,500	Avalyn Pharma, Inc.*(1)		82,300
12,812	Bristol-Myers Squibb Co.		738,227
6,881	Crinetics Pharmaceuticals, Inc.*		257,487
7,100	Definium Therapeutics, Inc.*		333,984
31,004	Elanco Animal Health, Inc.*		763,008
11,684	Eli Lilly & Co.		14,014,140
2,916	Galderma Group AG		663,237
51,586	GSK PLC		1,354,281
45,725	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H		338,305
29,313	Johnson & Johnson		7,444,623
57,698	Merck & Co., Inc.		7,414,193
17,554	Pharvaris NV*		607,017
10,133	Structure Therapeutics, Inc. ADR*		543,838
21,888	Trevi Therapeutics, Inc.*		408,211
2,992	UCB SA		895,718
			36,621,372
	Total Common Stocks (cost $71,068,202)		$109,174,779
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(2)(3)(4)		$903
	Total Rights (cost $903)		$903
	Total Long-Term Investments (cost $71,069,105)		$109,175,682
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.7%
$ 734,434	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $734,508; collateralized by U.S. Treasury Note at 1.88%, maturing 02/15/2032, with a market value of $749,236		$734,434
	Securities Lending Collateral - 0.4%
463,126	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(5)		463,126
	Total Short-Term Investments (cost $1,197,560)		$1,197,560
	Total Investments (cost $72,266,665)	98.2%	$110,373,242
	Other Assets and Liabilities	1.8%	2,010,691
	Net Assets	100.0%	$112,383,933
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

18

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$109,174,779	$105,609,580	$3,565,199	$—
Rights	903	—	—	903
Short-Term Investments	1,197,560	463,126	734,434	—
Total	$110,373,242	$106,072,706	$4,299,633	$903

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

19

Hartford International Opportunities HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6%
	Australia - 1.0%
1,244,394	Glencore PLC*	$8,484,802
	Belgium - 2.6%
158,505	Anheuser-Busch InBev SA	13,097,233
70,583	KBC Group NV	9,640,343
		22,737,576
	Brazil - 1.9%
1,671,610	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,597,761
3,867	MercadoLibre, Inc.*	6,563,807
		16,161,568
	Canada - 5.7%
346,009	Cenovus Energy, Inc.	8,585,268
90,029	RB Global, Inc.	10,481,007
94,040	Royal Bank of Canada	19,473,060
94,631	Shopify, Inc. Class A*	10,826,601
		49,365,936
	Chile - 0.7%
254,063	Lundin Mining Corp.	6,191,022
	China - 5.7%
808,800	Alibaba Group Holding Ltd.	9,696,259
1,102,274	ENN Energy Holdings Ltd.	5,695,251
421,304	KE Holdings, Inc. ADR	6,121,547
294,013	Tencent Holdings Ltd.	16,224,385
138,500	Trip.com Group Ltd.*	5,506,789
1,600,400	Weichai Power Co. Ltd. Class A	6,489,151
		49,733,382
	Finland - 1.1%
745,049	Nokia OYJ	9,936,139
	France - 8.3%
165,771	Accor SA	9,615,532
105,259	Cie de Saint-Gobain SA	9,545,136
170,179	Klepierre SA REIT(1)	7,112,384
676,495	Orange SA	12,757,871
168,790	Societe Generale SA	14,939,619
197,263	TotalEnergies SE	15,253,454
215,973	Valeo SE	3,173,675
		72,397,671
	Germany - 9.3%
50,933	adidas AG	10,452,950
30,307	Allianz SE	14,345,755
620,130	E.ON SE	12,752,287
137,123	Infineon Technologies AG	12,917,246
6,170	Rheinmetall AG	7,020,114
51,085	SAP SE	7,874,658
48,334	Siemens AG	15,539,719
		80,902,729
	Hong Kong - 2.2%
1,308,885	AIA Group Ltd.	11,983,145
153,620	Hong Kong Exchanges & Clearing Ltd.	7,147,471
		19,130,616
	India - 1.2%
1,195,841	HDFC Bank Ltd.	10,092,249
	Israel - 1.2%
318,620	Teva Pharmaceutical Industries Ltd. ADR*	10,794,846
	Italy - 4.0%
20,340	Ferrari NV	7,560,280
114,156	Ryanair Holdings PLC ADR	7,391,601
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.6% - (continued)
	Italy - 4.0% - (continued)
1,538,105	Saipem SpA(1)	$7,732,809
134,526	UniCredit SpA	12,056,050
		34,740,740
	Japan - 12.3%
128,900	Chugai Pharmaceutical Co. Ltd.	5,954,301
642,300	Kansai Electric Power Co., Inc.	9,076,889
438,442	Kawasaki Heavy Industries Ltd.	7,934,515
18,622	Keyence Corp.	9,413,178
236,500	Komatsu Ltd.	9,234,725
335,200	Mitsubishi Heavy Industries Ltd.	7,616,644
768,626	Mitsui Fudosan Co. Ltd.	7,123,948
434,400	Panasonic Holdings Corp.	12,221,141
1,490,600	Rakuten Group, Inc.*	6,957,642
702,744	Resona Holdings, Inc.	9,162,397
244,404	Shin-Etsu Chemical Co. Ltd.	10,653,439
88,404	SoftBank Group Corp.	3,279,194
234,400	Sumitomo Mitsui Trust Group, Inc.	8,752,483
		107,380,496
	Mexico - 1.0%
690,812	Cemex SAB de CV ADR	8,289,744
	Netherlands - 4.2%
7,938	Argenx SE ADR*	7,364,638
14,885	ASML Holding NV	29,474,911
		36,839,549
	Singapore - 1.1%
2,838,744	Singapore Telecommunications Ltd.	9,691,519
	South Africa - 1.6%
273,606	Anglo American PLC	13,421,041
	South Korea - 9.3%
479,969	KT Corp. ADR	8,293,864
123,330	Samsung Electronics Co. Ltd.	27,366,571
119,474	Shinhan Financial Group Co. Ltd.	7,490,975
21,310	SK Hynix, Inc.	37,603,247
		80,754,657
	Switzerland - 2.6%
35,940	Galderma Group AG	8,174,460
297,967	UBS Group AG	14,767,576
		22,942,036
	Taiwan - 7.9%
433,000	Quanta Computer, Inc.	5,048,128
811,806	Taiwan Semiconductor Manufacturing Co. Ltd.	64,043,579
		69,091,707
	United Kingdom - 9.9%
82,308	AstraZeneca PLC	15,367,249
1,021,190	Barratt Redrow PLC	3,808,387
206,943	British American Tobacco PLC	12,806,247
386,215	GSK PLC	10,139,255
398,729	Imperial Brands PLC	14,736,562
7,514,057	Lloyds Banking Group PLC	10,997,022
87,044	London Stock Exchange Group PLC	9,410,810
130,692	Reckitt Benckiser Group PLC	8,512,434
		85,777,966
	United States - 2.8%
145,069	GFL Environmental, Inc.	5,337,089
The accompanying notes are an integral part of these financial statements.

20

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.6% - (continued)
	United States - 2.8% - (continued)
267,047	Shell PLC		$10,343,447
18,119	Spotify Technology SA*		8,318,976
			23,999,512
	Total Common Stocks (cost $593,018,519)		$848,857,503
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $593,018,519)		$848,857,503
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 3,978,756	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $3,979,159; collateralized by U.S. Treasury Note at 4.25%, maturing 06/30/2033, with a market value of $4,058,472		$3,978,756
	Total Short-Term Investments (cost $3,978,756)		$3,978,756
	Total Investments (cost $596,997,275)	98.0%	$852,836,259
	Other Assets and Liabilities	2.0%	17,230,498
	Net Assets	100.0%	$870,066,757
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$848,857,503	$133,630,831	$715,226,672	$—
Warrants	—	—	—	—
Short-Term Investments	3,978,756	—	3,978,756	—
Total	$852,836,259	$133,630,831	$719,205,428	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

21

Hartford MidCap HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Capital Goods - 23.2%
48,276	Acuity, Inc.	$18,183,638
20,616	Axon Enterprise, Inc.*	11,557,536
30,095	Carpenter Technology Corp.	18,563,800
9,311	Comfort Systems USA, Inc.	18,453,936
13,434	EMCOR Group, Inc.	11,148,608
527,087	Fastenal Co.	25,315,989
46,218	FTAI Aviation Ltd.	12,503,356
53,213	Graco, Inc.	4,023,435
47,203	HEICO Corp. Class A	12,174,126
53,924	Howmet Aerospace, Inc.	14,498,007
82,371	Ingersoll Rand, Inc.	6,753,598
132,270	Rocket Lab Corp.*	13,445,245
22,115	Vertiv Holdings Co. Class A	7,404,544
		174,025,818
	Commercial & Professional Services - 4.2%
45,000	Clean Harbors, Inc.*	13,443,750
426,854	Rollins, Inc.	17,816,886
		31,260,636
	Consumer Discretionary Distribution & Retail - 4.0%
90,809	Aritzia, Inc.*	10,013,481
140,767	O'Reilly Automotive, Inc.*	12,963,233
77,909	Wayfair, Inc. Class A*	7,200,350
		30,177,064
	Consumer Durables & Apparel - 2.0%
34,062	Deckers Outdoor Corp.*	3,382,016
766	NVR, Inc.*	5,219,064
40,443	SharkNinja, Inc.*	6,158,256
		14,759,336
	Consumer Services - 7.8%
25,571	Airbnb, Inc. Class A*	3,659,210
167,183	Compass Group PLC ADR	5,441,807
50,572	DoorDash, Inc. Class A*	9,332,051
86,709	Hyatt Hotels Corp. Class A(1)	16,807,673
212,618	Life Time Group Holdings, Inc.*	8,683,319
14,038	Royal Caribbean Cruises Ltd.	4,457,486
51,306	Texas Roadhouse, Inc.	9,913,858
		58,295,404
	Consumer Staples Distribution & Retail - 1.7%
16,182	Casey's General Stores, Inc.	12,861,292
	Energy - 1.6%
45,478	Targa Resources Corp.	12,194,471
	Equity Real Estate Investment Trusts (REITs) - 0.9%
42,100	Lamar Advertising Co. Class A, REIT	6,566,758
	Financial Services - 5.1%
252,475	Interactive Brokers Group, Inc. Class A	21,975,424
35,750	Robinhood Markets, Inc. Class A*	3,585,010
787,418	Rocket Cos., Inc. Class A*	12,401,833
		37,962,267
	Health Care Equipment & Services - 0.6%
8,181	IDEXX Laboratories, Inc.*	4,306,806
	Insurance - 1.1%
4,116	Markel Group, Inc.*	8,038,589
	Media & Entertainment - 7.4%
79,808	EchoStar Corp. Class A*	8,100,512
82,191	Live Nation Entertainment, Inc.*	15,049,994
57,289	Reddit, Inc. Class A*	9,944,225
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	Media & Entertainment - 7.4% - (continued)
153,821	ROBLOX Corp. Class A*		$8,364,786
56,874	Take-Two Interactive Software, Inc.*		14,217,362
			55,676,879
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
67,993	Illumina, Inc.*		11,955,209
74,250	Natera, Inc.*		20,155,163
66,414	Tempus AI, Inc. Class A*(1)		3,847,363
34,427	Waters Corp.*		12,911,502
			48,869,237
	Semiconductors & Semiconductor Equipment - 11.1%
35,037	Astera Labs, Inc.*		16,923,572
34,213	Cerebras Systems, Inc. Class A*		7,561,073
24,619	Credo Technology Group Holding Ltd.*		6,695,137
36,447	Lattice Semiconductor Corp.*		5,574,933
73,892	Microchip Technology, Inc.		6,738,951
57,715	MKS, Inc.		25,671,632
5,981	Monolithic Power Systems, Inc.		8,267,895
34,532	Semtech Corp.*		5,589,004
			83,022,197
	Software & Services - 8.9%
120,305	Cloudflare, Inc. Class A*		29,508,410
3,411	Constellation Software, Inc.		6,421,555
52,610	Datadog, Inc. Class A*		13,697,540
13,154	HubSpot, Inc.*		2,400,736
37,350	Snowflake, Inc.*		9,505,575
76,284	Trimble, Inc.*		3,904,215
59,238	Unity Software, Inc.*		1,693,022
			67,131,053
	Technology Hardware & Equipment - 12.1%
32,865	Celestica, Inc.*		11,989,152
22,694	Coherent Corp.*		8,952,102
209,063	Flex Ltd.*		33,882,840
18,776	Lumentum Holdings, Inc.*		16,110,935
106,065	TTM Technologies, Inc.*		19,836,276
			90,771,305
	Telecommunication Services - 0.7%
59,686	AST SpaceMobile, Inc.*(1)		5,303,698
	Total Common Stocks (cost $561,090,240)		$741,222,810
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.2%
$ 1,650,323	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $1,650,490; collateralized by U.S. Treasury Note at 4.25%, maturing 06/30/2033, with a market value of $1,683,448		$1,650,323
	Securities Lending Collateral - 0.7%
4,739,250	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(2)		4,739,250
	Total Short-Term Investments (cost $6,389,573)		$6,389,573
	Total Investments (cost $567,479,813)	99.8%	$747,612,383
	Other Assets and Liabilities	0.2%	1,753,747
	Net Assets	100.0%	$749,366,130
The accompanying notes are an integral part of these financial statements.

22

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$741,222,810	$741,222,810	$—	$—
Short-Term Investments	6,389,573	4,739,250	1,650,323	—
Total	$747,612,383	$745,962,060	$1,650,323	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

Hartford Small Cap Growth HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.5%
49,492	Dorman Products, Inc.*	$6,753,183
34,547	Patrick Industries, Inc.	3,101,630
		9,854,813
	Banks - 0.7%
48,606	Pinnacle Financial Partners, Inc.	4,903,373
	Capital Goods - 18.4%
35,186	AAON, Inc.	4,463,696
71,804	Amprius Technologies, Inc.*	995,203
3,713	Argan, Inc.	2,965,016
16,451	ATI, Inc.*	3,242,492
84,596	Atmus Filtration Technologies, Inc.	4,313,550
30,018	AZZ, Inc.	4,654,291
30,846	Construction Partners, Inc. Class A*	3,663,579
25,163	DXP Enterprises, Inc.*	4,246,005
20,287	EnerSys	4,743,506
247,748	Eos Energy Enterprises, Inc.*	1,456,758
38,723	EquipmentShare.com, Inc. Class A*	761,294
18,225	ESCO Technologies, Inc.	6,379,479
21,531	FTAI Aviation Ltd.	5,824,781
42,421	Griffon Corp.	4,137,320
308,342	Hillman Solutions Corp.*	2,602,407
50,444	Karman Holdings, Inc.*	2,518,164
38,940	Kratos Defense & Security Solutions, Inc.*	1,941,548
26,495	Loar Holdings, Inc.*	2,135,762
39,573	Mercury Systems, Inc.*	4,840,965
17,591	Modine Manufacturing Co.*	4,697,149
18,960	Moog, Inc. Class A	8,036,006
12,609	MYR Group, Inc.*	6,309,544
33,598	Nextpower, Inc. Class A*	4,002,866
49,784	Primoris Services Corp.	4,934,590
22,404	SPX Technologies, Inc.*	5,492,789
74,048	Terex Corp.	5,360,335
52,199	Transcat, Inc.*	4,842,501
11,967	VSE Corp.	2,734,460
12,611	WESCO International, Inc.	4,356,218
51,390	Xometry, Inc. Class A*	4,960,163
35,309	York Space Systems, Inc.*(1)	869,308
		122,481,745
	Commercial & Professional Services - 1.3%
65,566	Casella Waste Systems, Inc. Class A*	6,357,935
28,799	Innodata, Inc.*	2,176,628
		8,534,563
	Consumer Discretionary Distribution & Retail - 1.4%
191,642	National Vision Holdings, Inc.*	3,643,114
42,067	Ollie's Bargain Outlet Holdings, Inc.*	3,234,111
11,192	Pool Corp.	2,405,161
		9,282,386
	Consumer Durables & Apparel - 1.3%
7,331	Installed Building Products, Inc.	1,684,957
47,917	Kontoor Brands, Inc.	3,993,403
40,214	Polaris, Inc.	2,752,246
		8,430,606
	Consumer Services - 3.6%
31,557	Covista, Inc.*	3,933,896
415,643	Genius Sports Ltd.*	2,518,797
145,778	Life Time Group Holdings, Inc.*	5,953,573
182,931	Navan, Inc. Class A*	4,183,632
313,873	Super Group SGHC Ltd.	4,252,979
81,362	Universal Technical Institute, Inc.*	3,479,853
		24,322,730
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Consumer Staples Distribution & Retail - 1.5%
53,345	BJ's Wholesale Club Holdings, Inc.*	$4,652,751
58,892	Chefs' Warehouse, Inc.*	5,659,521
		10,312,272
	Energy - 3.4%
58,600	Cactus, Inc. Class A	3,002,078
19,908	Chord Energy Corp.	2,275,484
53,711	Energy Fuels, Inc.*	778,810
43,453	Kodiak Gas Services, Inc.	3,264,624
40,904	Solaris Energy Infrastructure, Inc.	3,291,136
383,056	TETRA Technologies, Inc.*	4,340,024
40,682	Tidewater, Inc.*	2,710,642
307,102	Uranium Energy Corp.*	3,273,707
		22,936,505
	Equity Real Estate Investment Trusts (REITs) - 1.5%
78,200	Blackstone Digital Infrastructure Trust, Inc. REIT*	1,691,466
113,240	CareTrust, Inc. REIT	4,569,234
160,337	Urban Edge Properties REIT	3,668,511
		9,929,211
	Financial Services - 6.5%
18,598	Dave, Inc.*	6,929,429
7,949	Evercore, Inc. Class A	2,714,107
64,502	Figure Technology Solutions, Inc. Class A*	1,980,856
39,642	FirstCash Holdings, Inc.	8,575,357
122,854	Marex Group PLC	7,487,951
261,809	Perella Weinberg Partners	4,178,472
166,295	Remitly Global, Inc.*	3,726,671
46,833	StepStone Group, Inc. Class A	1,937,013
46,111	Stifel Financial Corp.	3,217,165
171,549	WisdomTree, Inc.	2,906,040
		43,653,061
	Food, Beverage & Tobacco - 1.5%
34,290	Freshpet, Inc.*	2,027,225
44,175	Lifeway Foods, Inc.*	1,318,182
34,554	Turning Point Brands, Inc.	2,930,524
58,671	Vita Coco Co., Inc.*	3,880,500
		10,156,431
	Health Care Equipment & Services - 9.6%
88,141	Acadia Healthcare Co., Inc.*	2,602,804
277,685	Alignment Healthcare, Inc.*	6,611,680
86,443	AtriCure, Inc.*	2,418,675
49,060	Encompass Health Corp.	4,958,985
39,337	Ensign Group, Inc.	6,305,721
30,559	GeneDx Holdings Corp.*	2,097,875
35,133	Glaukos Corp.*	4,910,188
27,231	Guardant Health, Inc.*	4,085,467
59,321	Guardian Pharmacy Services, Inc. Class A*	2,483,770
56,009	HealthEquity, Inc.*	5,058,733
20,568	Hims & Hers Health, Inc.*	713,092
54,282	Hinge Health, Inc. Class A*	4,505,406
20,427	IRhythm Holdings, Inc.*	2,429,792
46,281	Lantheus Holdings, Inc.*	5,134,414
30,009	Merit Medical Systems, Inc.*	2,080,824
84,019	Procept Biorobotics Corp.*	1,897,149
60,092	RadNet, Inc.*	3,705,874
31,647	TransMedics Group, Inc.*	2,101,994
		64,102,443
	Insurance - 0.9%
90,391	SiriusPoint Ltd.*	2,169,384
1,700	White Mountains Insurance Group Ltd.	3,524,763
		5,694,147
	Materials - 3.1%
62,967	Century Aluminum Co.*	2,897,112
277,119	Ivanhoe Electric, Inc.*	2,663,114
204,553	James Hardie Industries PLC*	5,355,197
The accompanying notes are an integral part of these financial statements.

24

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Materials - 3.1% - (continued)
16,556	Materion Corp.	$4,923,589
129,354	Perimeter Solutions, Inc.*	4,611,470
		20,450,482
	Media & Entertainment - 1.1%
92,751	Cargurus, Inc.*	3,161,882
83,974	Magnite, Inc.*	1,593,826
266,745	MNTN, Inc. Class A*	2,454,054
		7,209,762
	Pharmaceuticals, Biotechnology & Life Sciences - 18.6%
82,446	Alkermes PLC*	4,319,758
83,065	Arcus Biosciences, Inc.*	2,560,894
9,241	Axsome Therapeutics, Inc.*	2,261,920
48,972	Bridgebio Pharma, Inc.*	3,647,435
36,197	Celcuity, Inc.*	3,786,930
114,316	Celldex Therapeutics, Inc.*	4,253,698
62,026	CG oncology, Inc.*	4,406,947
114,385	Cogent Biosciences, Inc.*	4,426,700
130,769	Corvus Pharmaceuticals, Inc.*	1,953,689
78,320	Crinetics Pharmaceuticals, Inc.*	2,930,734
33,716	Cytokinetics, Inc.*	2,872,266
72,200	Definium Therapeutics, Inc.*	3,396,288
37,379	Dianthus Therapeutics, Inc.*	3,643,705
41,208	Disc Medicine, Inc.*	3,013,953
42,059	Ionis Pharmaceuticals, Inc.*	3,334,858
74,279	Janux Therapeutics, Inc.*	1,140,925
54,439	Kodiak Sciences, Inc.*	2,120,943
34,970	Kymera Therapeutics, Inc.*	4,010,010
5,242	Madrigal Pharmaceuticals, Inc.*	2,814,692
438,023	MannKind Corp.*	1,865,978
54,900	MBX Biosciences, Inc.*	3,030,480
40,271	Mirum Pharmaceuticals, Inc.*	4,714,526
50,109	Protagonist Therapeutics, Inc.*	6,142,361
57,289	PTC Therapeutics, Inc.*	4,673,064
34,803	Rhythm Pharmaceuticals, Inc.*	3,864,177
74,787	Scholar Rock Holding Corp.*	4,113,285
57,014	Spyre Therapeutics, Inc.*	5,061,703
41,866	Stoke Therapeutics, Inc.*	1,369,856
34,536	Structure Therapeutics, Inc. ADR*	1,853,547
95,758	TG Therapeutics, Inc.*	5,260,945
70,924	Travere Therapeutics, Inc.*	4,029,192
118,466	Trevi Therapeutics, Inc.*	2,209,391
30,525	Ultragenyx Pharmaceutical, Inc.*	1,019,230
78,525	Vaxcyte, Inc.*	4,564,658
72,117	Veracyte, Inc.*	4,235,431
80,400	Viridian Therapeutics, Inc.*	1,476,948
64,097	Xenon Pharmaceuticals, Inc.*	3,868,895
		124,250,012
	Semiconductors & Semiconductor Equipment - 6.0%
13,998	ACM Research, Inc. Class A*	1,776,206
57,758	Allegro MicroSystems, Inc.*	4,021,112
10,681	Credo Technology Group Holding Ltd.*	2,904,698
19,885	Diodes, Inc.*	2,176,214
29,323	Ichor Holdings Ltd.*	3,292,386
7,231	MACOM Technology Solutions Holdings, Inc.*	2,750,456
16,795	MKS, Inc.	7,470,416
40,556	Power Integrations, Inc.	3,396,971
117,216	Rigetti Computing, Inc.*	2,264,613
20,689	Semtech Corp.*	3,348,515
4,911	SiTime Corp.*	3,661,445
38,222	Veeco Instruments, Inc.*	2,897,228
		39,960,260
	Software & Services - 7.4%
19,282	Akamai Technologies, Inc.*	2,279,325
112,211	Applied Digital Corp.*	4,185,470
61,081	Bill Holdings, Inc.*	2,208,689
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Software & Services - 7.4% - (continued)
154,469	Cipher Digital, Inc.*	$3,784,490
21,582	Commvault Systems, Inc.*	3,058,817
17,619	DigitalOcean Holdings, Inc.*	2,766,712
131,425	D-Wave Quantum, Inc.*(1)	3,152,886
21,881	Hut 8 Corp.*	2,526,052
42,887	JFrog Ltd.*	3,897,571
270,016	Porch Group, Inc.*	4,061,041
74,105	Q2 Holdings, Inc.*	3,564,450
122,721	Riot Platforms, Inc.*	3,360,101
150,878	Terawulf, Inc.*	3,726,687
11,479	Tyler Technologies, Inc.*	3,357,148
190,781	Zeta Global Holdings Corp. Class A*	3,754,570
		49,684,009
	Technology Hardware & Equipment - 7.6%
8,035	Advanced Energy Industries, Inc.	2,996,010
17,624	Applied Optoelectronics, Inc.*	2,611,172
49,159	Benchmark Electronics, Inc.	4,850,519
7,443	Fabrinet*	4,183,561
189,390	Mirion Technologies, Inc.*	3,395,763
113,550	Napco Security Technologies, Inc.	4,312,629
30,268	Novanta, Inc.*	4,910,680
16,897	OSI Systems, Inc.*	3,695,374
40,125	Ouster, Inc.*	2,508,615
4,637	Plexus Corp.*	1,394,207
23,894	Sanmina Corp.*	6,047,093
115,843	Unusual Machines, Inc.*	2,583,299
123,032	Viavi Solutions, Inc.*	5,874,778
20,350	Vishay Intertechnology, Inc.	1,094,423
		50,458,123
	Telecommunication Services - 0.3%
28,317	Bandwidth, Inc. Class A*	1,792,466
	Transportation - 0.6%
830,954	FTAI Infrastructure, Inc.	3,855,627
	Utilities - 0.6%
27,035	Chesapeake Utilities Corp.	3,311,247
31,521	Fervo Energy Co. Class A*	921,359
		4,232,606
	Total Common Stocks (cost $491,547,140)	$656,487,633
EXCHANGE-TRADED FUNDS - 1.1%
	Other Investment Pools & Funds - 1.1%
18,702	iShares Russell 2000 Growth ETF (1)	$7,367,840
	Total Exchange-Traded Funds (cost $7,105,913)	$7,367,840
	Total Long-Term Investments (cost $498,653,053)	$663,855,473
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.1%
$ 708,547	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $708,619; collateralized by U.S. Treasury Note at 1.88%, maturing 02/15/2032, with a market value of $722,816	$708,547
The accompanying notes are an integral part of these financial statements.

25

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	Securities Lending Collateral - 1.1%
7,758,007	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(2)		$7,758,007
	Total Short-Term Investments (cost $8,466,554)		$8,466,554
	Total Investments (cost $507,119,607)	100.7%	$672,322,027
	Other Assets and Liabilities	(0.7)%	(4,958,502)
	Net Assets	100.0%	$667,363,525
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$656,487,633	$656,487,633	$—	$—
Exchange-Traded Funds	7,367,840	7,367,840	—	—
Short-Term Investments	8,466,554	7,758,007	708,547	—
Total	$672,322,027	$671,613,480	$708,547	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Company HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Automobiles & Components - 0.6%
26,092	Visteon Corp.	$2,588,587
	Banks - 1.4%
198,626	Seacoast Banking Corp. of Florida	6,604,314
	Capital Goods - 23.2%
13,742	Acuity, Inc.	5,176,062
221,977	Ameresco, Inc. Class A*	6,126,565
68,093	Applied Aerospace & Defense, Inc.*	1,551,159
24,119	Applied Industrial Technologies, Inc.	8,155,840
30,285	Cardinal Infrastructure Group, Inc. Class A*	2,852,847
3,448	Comfort Systems USA, Inc.	6,833,764
11,440	Curtiss-Wright Corp.	8,668,774
29,358	DXP Enterprises, Inc.*	4,953,869
109,681	Kornit Digital Ltd.*	1,782,316
43,218	Kratos Defense & Security Solutions, Inc.*	2,154,849
25,411	Loar Holdings, Inc.*(1)	2,048,381
62,598	Mayville Engineering Co., Inc.*	2,344,921
34,864	Mercury Systems, Inc.*	4,264,913
40,224	Modine Manufacturing Co.*	10,740,613
89,937	Nextpower, Inc. Class A*	10,715,094
49,580	Rush Enterprises, Inc. Class A	3,618,596
102,342	StandardAero, Inc.*	3,061,049
74,721	Voyager Technologies, Inc. Class A*(1)	2,409,752
10,300	X-Energy, Inc.*(1)	189,108
120,884	Xometry, Inc. Class A*	11,667,724
191,482	Zurn Elkay Water Solutions Corp. Class C	9,675,585
		108,991,781
	Commercial & Professional Services - 1.6%
37,469	Casella Waste Systems, Inc. Class A*	3,633,369
55,001	ExlService Holdings, Inc.*	1,422,326
35,036	TriNet Group, Inc.	1,733,931
199,460	Verra Mobility Corp.*	847,705
		7,637,331
	Consumer Discretionary Distribution & Retail - 2.2%
19,581	Boot Barn Holdings, Inc.*	3,216,571
27,662	Five Below, Inc.*	4,973,351
43,094	Tory Burch LLC*(2)(3)	2,003,010
		10,192,932
	Consumer Durables & Apparel - 1.9%
77,403	Champion Homes, Inc.*	6,820,753
224,375	Figs, Inc. Class A*	2,295,356
		9,116,109
	Consumer Services - 2.3%
183,405	Life Time Group Holdings, Inc.*	7,490,260
39,438	Stride, Inc.*	3,401,133
		10,891,393
	Energy - 2.5%
53,372	Cactus, Inc. Class A	2,734,248
30,165	Chord Energy Corp.	3,447,859
22,300	Innovex International, Inc.*	553,040
120,911	Viper Energy, Inc. Class A	5,126,626
		11,861,773
	Equity Real Estate Investment Trusts (REITs) - 3.6%
172,303	American Healthcare, Inc. REIT	8,985,602
26,800	Janus Living, Inc. Class A, REIT	770,232
167,134	Phillips Edison & Co., Inc. REIT	6,956,117
		16,711,951
	Financial Services - 2.9%
7,192	Dave, Inc.*	2,679,667
147,732	HA Sustainable Infrastructure Capital, Inc.	5,768,935
32,871	PJT Partners, Inc. Class A	4,961,549
		13,410,151
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Food, Beverage & Tobacco - 1.9%
137,950	Vita Coco Co., Inc.*	$9,124,013
	Health Care Equipment & Services - 9.8%
376,785	Alignment Healthcare, Inc.*	8,971,251
25,503	Ensign Group, Inc.	4,088,131
36,611	GeneDx Holdings Corp.*	2,513,345
20,815	Glaukos Corp.*	2,909,105
110,913	Guardian Pharmacy Services, Inc. Class A*	4,643,927
25,398	HealthEquity, Inc.*	2,293,947
42,020	Hims & Hers Health, Inc.*	1,456,834
79,256	Hinge Health, Inc. Class A*(1)	6,578,248
35,668	Lantheus Holdings, Inc.*	3,957,008
122,858	PACS Group, Inc.*	5,238,665
47,865	TransMedics Group, Inc.*	3,179,193
		45,829,654
	Insurance - 1.7%
329,340	SiriusPoint Ltd.*	7,904,160
	Materials - 2.2%
52,534	Cabot Corp.	4,771,138
215,587	James Hardie Industries PLC*	5,644,068
		10,415,206
	Media & Entertainment - 0.8%
115,986	Cargurus, Inc.*	3,953,963
	Pharmaceuticals, Biotechnology & Life Sciences - 21.1%
109,061	Adaptive Biotechnologies Corp.*	2,339,358
70,591	Alkermes PLC*	3,698,615
43,899	Apogee Therapeutics, Inc.*	5,826,714
18,261	Axsome Therapeutics, Inc.*	4,469,745
29,763	Bridgebio Pharma, Inc.*	2,216,748
19,671	Celcuity, Inc.*	2,057,980
97,303	Celldex Therapeutics, Inc.*	3,620,645
33,261	CG oncology, Inc.*	2,363,194
66,725	Cogent Biosciences, Inc.*	2,582,257
95,250	Corvus Pharmaceuticals, Inc.*	1,423,035
74,784	Crinetics Pharmaceuticals, Inc.*	2,798,417
39,119	Cytokinetics, Inc.*	3,332,548
31,600	Definium Therapeutics, Inc.*	1,486,464
44,000	Dianthus Therapeutics, Inc.*	4,289,120
23,828	Disc Medicine, Inc.*	1,742,780
21,955	Insmed, Inc.*	2,340,842
30,854	Ionis Pharmaceuticals, Inc.*	2,446,414
5,256	Krystal Biotech, Inc.*	1,953,498
44,595	Kymera Therapeutics, Inc.*	5,113,709
66,029	MBX Biosciences, Inc.*	3,644,801
47,539	Mineralys Therapeutics, Inc.*	1,282,602
22,426	Nuvalent, Inc. Class A*	2,769,611
45,414	Oculis Holding AG*(1)	629,892
27,889	Pharvaris NV*	964,402
6,480	Praxis Precision Medicines, Inc.*	2,169,439
42,485	Protagonist Therapeutics, Inc.*	5,207,811
48,558	PTC Therapeutics, Inc.*	3,960,876
15,749	Revolution Medicines, Inc.*	2,949,473
47,364	Scholar Rock Holding Corp.*	2,605,020
34,711	Spyre Therapeutics, Inc.*	3,081,643
47,674	Structure Therapeutics, Inc. ADR*	2,558,664
162,600	Taysha Gene Therapies, Inc.*	1,107,306
113,152	Trevi Therapeutics, Inc.*	2,110,285
52,586	Vaxcyte, Inc.*	3,056,824
104,121	Viridian Therapeutics, Inc.*	1,912,703
51,865	Xenon Pharmaceuticals, Inc.*	3,130,571
		99,244,006
	Semiconductors & Semiconductor Equipment - 10.0%
32,951	Ambiq Micro, Inc.*	2,909,573
40,031	Credo Technology Group Holding Ltd.*	10,886,431
34,295	Enphase Energy, Inc.*	1,688,686
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.5% - (continued)
	Semiconductors & Semiconductor Equipment - 10.0% - (continued)
40,017	MKS, Inc.		$17,799,562
17,236	SiTime Corp.*		12,850,472
11,143	Universal Display Corp.		964,872
			47,099,596
	Software & Services - 6.5%
30,334	Agilysys, Inc.*		3,169,903
433,080	Amplitude, Inc. Class A*		3,313,062
244,089	AvePoint, Inc.*		2,736,238
57,502	Clear Secure, Inc. Class A		3,204,586
22,786	Commvault Systems, Inc.*		3,229,460
122,182	Core Scientific, Inc.*		3,126,637
9,359	CyberArk Software Ltd.*(2)(3)		421,155
14,916	DigitalOcean Holdings, Inc.*		2,342,260
76,001	Intapp, Inc.*		1,915,985
55,057	Rubrik, Inc. Class A*		4,419,976
15,329	ServiceTitan, Inc. Class A*		1,083,914
58,592	Terawulf, Inc.*		1,447,222
			30,410,398
	Technology Hardware & Equipment - 3.2%
95,895	Calix, Inc.*		3,578,802
9,478	Fabrinet*		5,327,394
16,569	OSI Systems, Inc.*		3,623,640
46,700	Vishay Intertechnology, Inc.		2,511,526
			15,041,362
	Utilities - 0.1%
21,803	Fervo Energy Co. Class A*		637,302
	Total Common Stocks (cost $302,486,884)		$467,665,982
RIGHTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
40,950	Akero Therapeutics, Inc. CVR*(2)(3)(4)		$26,618
55,913	Apellis Pharmaceuticals, Inc. CVR*(1)(2)(3)		1,677
	Total Rights (cost $28,295)		$28,295
	Total Long-Term Investments (cost $302,515,179)		$467,694,277
SHORT-TERM INVESTMENTS - 3.4%
	Repurchase Agreements - 0.1%
$ 435,032	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $435,076; collateralized by U.S. Treasury Note at 4.25%, maturing 03/31/2033, with a market value of $443,799		$435,032
	Securities Lending Collateral - 3.3%
15,670,474	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(5)		15,670,474
	Total Short-Term Investments (cost $16,105,506)		$16,105,506
	Total Investments (cost $318,620,685)	102.9%	$483,799,783
	Other Assets and Liabilities	(2.9)%	(13,474,643)
	Net Assets	100.0%	$470,325,140
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,452,460 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2025	Akero Therapeutics, Inc. CVR	40,950	$26,618	$26,618
05/2026	Apellis Pharmaceuticals, Inc. CVR	55,913	1,677	1,677
02/2026	CyberArk Software Ltd.	9,359	421,155	421,155
11/2013	Tory Burch LLC	43,094	3,377,559	2,003,010
			$3,827,009	$2,452,460

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

28

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$467,665,982	$465,241,817	$—	$2,424,165
Rights	28,295	—	—	28,295
Short-Term Investments	16,105,506	15,670,474	435,032	—
Total	$483,799,783	$480,912,291	$435,032	$2,452,460

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2026 is not presented.
The accompanying notes are an integral part of these financial statements.

29

Hartford Stock HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Banks - 2.7%
378,730	Wells Fargo & Co.	$31,298,247
	Capital Goods - 10.4%
65,880	AMETEK, Inc.	15,939,007
19,919	Caterpillar, Inc.	21,211,743
19,560	Deere & Co.	12,407,495
64,790	Honeywell Aerospace, Inc.*	14,323,773
64,791	Honeywell International, Inc.	14,506,593
49,410	Northrop Grumman Corp.	25,165,007
39,010	Trane Technologies PLC	19,160,152
		122,713,770
	Commercial & Professional Services - 2.0%
104,890	Automatic Data Processing, Inc.	23,490,116
	Consumer Discretionary Distribution & Retail - 4.7%
86,461	Home Depot, Inc.	30,493,065
166,191	TJX Cos., Inc.	25,177,937
		55,671,002
	Consumer Durables & Apparel - 1.7%
490,627	NIKE, Inc. Class B	20,140,238
	Consumer Services - 2.4%
32,995	Marriott International, Inc. Class A	12,227,617
60,418	McDonald's Corp.	16,331,590
		28,559,207
	Consumer Staples Distribution & Retail - 1.6%
222,636	Kroger Co.	12,362,977
52,528	Walmart, Inc.	5,949,321
		18,312,298
	Energy - 1.6%
140,175	Exxon Mobil Corp.	19,164,726
	Financial Services - 12.7%
62,294	American Express Co.	21,070,945
31,837	Blackrock, Inc.	30,613,186
80,888	Mastercard, Inc. Class A	41,544,077
47,617	S&P Global, Inc.	19,392,499
110,021	Visa, Inc. Class A	37,747,105
		150,367,812
	Food, Beverage & Tobacco - 2.3%
239,465	Coca-Cola Co.	19,461,320
53,769	PepsiCo, Inc.	7,280,323
		26,741,643
	Health Care Equipment & Services - 4.5%
50,581	Cardinal Health, Inc.	12,016,023
46,403	Elevance Health, Inc.	17,945,432
75,012	Stryker Corp.	23,616,778
		53,578,233
	Household & Personal Products - 3.1%
107,704	Colgate-Palmolive Co.	9,874,303
100,421	Procter & Gamble Co.	14,725,735
197,448	Unilever PLC	11,860,222
		36,460,260
	Insurance - 4.2%
69,550	Chubb Ltd.	23,698,467
157,970	Marsh & McLennan Cos., Inc.	26,328,860
		50,027,327
	Materials - 2.5%
56,114	Linde PLC	29,119,799
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Media & Entertainment - 2.1%
48,831	Alphabet, Inc. Class A		$17,450,735
13,960	Meta Platforms, Inc. Class A		7,863,528
			25,314,263
	Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
34,127	Amgen, Inc.		12,358,069
121,553	Danaher Corp.		23,153,415
49,631	Eli Lilly & Co.		59,528,910
84,751	Johnson & Johnson		21,524,212
239,989	Merck & Co., Inc.		30,838,587
46,514	Zoetis, Inc.		3,342,496
			150,745,689
	Semiconductors & Semiconductor Equipment - 13.9%
177,061	Broadcom, Inc.		66,884,793
144,148	KLA Corp.		43,490,893
67,343	QUALCOMM, Inc.		12,444,313
138,575	Texas Instruments, Inc.		41,305,050
			164,125,049
	Software & Services - 5.8%
50,321	International Business Machines Corp.		14,150,768
144,783	Microsoft Corp.		54,006,955
			68,157,723
	Technology Hardware & Equipment - 5.3%
129,250	Amphenol Corp. Class A		22,789,360
138,354	Apple, Inc.		40,034,113
			62,823,473
	Transportation - 1.1%
109,111	Canadian National Railway Co.		13,021,003
	Utilities - 1.0%
89,082	American Water Works Co., Inc.		11,721,410
	Total Common Stocks (cost $725,200,299)		$1,161,553,288
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 3,278,346	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $3,278,678; collateralized by U.S. Treasury Note at 4.25%, maturing 03/31/2033, with a market value of $3,343,939		$3,278,346
	Total Short-Term Investments (cost $3,278,346)		$3,278,346
	Total Investments (cost $728,478,645)	98.7%	$1,164,831,634
	Other Assets and Liabilities	1.3%	15,284,912
	Net Assets	100.0%	$1,180,116,546
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

30

Hartford Stock HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,161,553,288	$1,149,693,066	$11,860,222	$—
Short-Term Investments	3,278,346	—	3,278,346	—
Total	$1,164,831,634	$1,149,693,066	$15,138,568	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

31

Hartford Total Return Bond HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1%
	Asset-Backed - Automobile - 0.5%
$ 370,000	American Credit Acceptance Receivables Trust Series 2026-2, 4.50%, 10/08/2030(1)	$368,375
645,000	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A, 5.58%, 12/20/2030(1)	651,430
	Exeter Automobile Receivables Trust
740,000	Series 2025-4A, 4.40%, 05/15/2030	738,976
1,425,000	Series 2025-5A, 5.16%, 03/15/2032	1,417,864
1,060,000	Series 2026-3A, 5.44%, 10/15/2032	1,061,105
375,000	First Investors Auto Owner Trust Series 2026-1A, 5.38%, 07/15/2032(1)	376,301
1,145,000	Hertz Vehicle Financing III LLC Series 2025-2A, 5.13%, 09/25/2031(1)	1,145,777
985,000	SFS Auto Receivables Securitization Trust Series 2023-1A, 5.71%, 01/22/2030(1)	996,247
		6,756,075
	Asset-Backed - Finance & Insurance - 1.7%
	Aquarian CLO 1 Ltd.
1,325,000	Series 1A, 5.38%, 07/20/2039, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,325,000
672,000	Series 1A, 5.68%, 07/20/2039, 3 mo. USD Term SOFR + 2.00%(1)(2)	672,000
1,508,261	Castlelake Aircraft Structured Trust Series 2026-2A, 5.33%, 04/15/2051(1)	1,498,921
1,180,000	DB Master Finance LLC Series 2026-1A, 5.20%, 05/20/2056(1)	1,179,260
1,075,000	Dryden 83 CLO Ltd. Series 2020-83A, 5.19%, 04/18/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,074,998
2,348,235	Eclipse Aircraft LLC Series 2026-1, 5.63%, 05/15/2051(1)	2,349,254
1,250,000	Elmwood CLO 24 Ltd. Series 2023-3A, 5.28%, 01/17/2038, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,252,160
1,120,000	Kinetic ABS Issuer LLC Series 2026-2A, 5.83%, 06/25/2058(1)	1,130,303
1,205,000	MAPS Trust Series 2026-2A, 5.52%, 06/15/2051(1)	1,202,782
1,750,000	Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, 5.53%, 07/16/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,751,412
755,000	PK ALIFT Loan Funding 8 LP Series 2026-1, 4.61%, 09/15/2043(1)	739,162
	Progress Residential Trust
115,000	Series 2026-SFR3, 4.20%, 07/17/2043(1)	108,066
560,000	Series 2026-SFR3, 4.25%, 07/17/2043(1)	520,515
2,625,000	RR 28 Ltd. Series 2024-28RA, 5.68%, 04/15/2041, 3 mo. USD Term SOFR + 2.00%(1)(2)	2,645,688
2,161,158	Slam Ltd. Series 2026-1A, 5.55%, 07/15/2051(1)	2,168,501
	STAR Trust
685,000	Series 2026-SFR7, 5.34%, 05/17/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	686,391
385,000	Series 2026-SFR7, 5.64%, 05/17/2043, 1 mo. USD Term SOFR + 2.00%(1)(2)	386,073
	Tricon Trust
980,000	Series 2026-SFR2, 5.00%, 06/17/2043, 1 mo. USD SOFR + 1.40%(1)(2)	980,179
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Asset-Backed - Finance & Insurance - 1.7% - (continued)
$ 710,000	Series 2026-SFR2, 5.25%, 06/17/2043, 1 mo. USD SOFR + 1.65%(1)(2)	$710,536
730,000	VB-S1 Issuer LLC Series 2026-1A, 4.69%, 03/15/2056(1)	713,382
		23,094,583
	Asset-Backed - Home Equity - 0.1%
322,803	COOPR Residential Mortgage Trust Series 2026-CES1, 4.87%, 02/25/2061(1)(3)	318,807
257,354	FIGRE Trust Series 2026-HE1, 4.98%, 01/25/2056(1)(2)	253,121
526,503	OBX Trust Series 2026-CES1, 5.19%, 04/25/2056(1)(3)	523,755
		1,095,683
	Asset-Backed - Student Loan - 0.1%
1,422,568	Navient Private Education Refi Loan Trust Series 2023-A, 5.51%, 10/15/2071(1)	1,441,843
	Commercial Mortgage-Backed Securities - 6.5%
1,688,000	280 Park Avenue Mortgage Trust Series 2017-280P, 6.03%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,678,505
875,000	ACREC LLC Series 2026-FL4, 5.24%, 01/18/2043, 1 mo. USD Term SOFR + 1.60%(1)(2)	875,272
960,000	AREIT Trust Series 2025-CRE11, 5.39%, 07/25/2043, 1 mo. USD Term SOFR + 1.75%(1)(2)	960,300
	BBCMS Mortgage Trust
6,547,305	Series 2025-C32, 1.34%, 02/15/2062(2)(4)	500,912
20,898,411	Series 2017-C1, 1.60%, 02/15/2050(2)(4)	41,717
7,882,046	Series 2024-C24, 1.86%, 02/15/2057(2)(4)	676,287
925,000	Series 2022-C15, 3.66%, 04/15/2055(2)	848,617
485,000	Series 2026-5C40, 5.78%, 02/15/2059(2)	489,549
1,845,000	Series 2026-5C42, 5.90%, 06/15/2059	1,897,314
1,125,000	BDS LLC Series 2026-FL17, 5.19%, 05/19/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	1,125,351
	Benchmark Mortgage Trust
16,638,887	Series 2018-B4, 0.61%, 07/15/2051(2)(4)	144,452
6,861,053	Series 2018-B1, 0.64%, 01/15/2051(2)(4)	47,370
7,408,450	Series 2019-B12, 1.13%, 08/15/2052(2)(4)	160,580
21,074,694	Series 2019-B10, 1.38%, 03/15/2062(2)(4)	587,248
10,181,676	Series 2020-B22, 1.60%, 01/15/2054(2)(4)	540,645
2,088,675	Series 2020-B18, 1.87%, 07/15/2053(2)(4)	100,319
570,000	Series 2026-V20, 5.69%, 02/15/2059(2)	573,688
1,625,000	BOCA Commercial Mortgage Trust Series 2025-BOCA, 5.53%, 12/15/2042, 1 mo. USD Term SOFR + 1.90%(1)(2)	1,628,047
1,435,000	BOS Trust Series 2026-LYRK, 5.64%, 05/11/2041(1)(2)	1,424,082
820,000	BPR Trust Series 2024-PMDW, 5.85%, 11/05/2041(1)(2)	829,382
755,000	Bridge Commercial Mortgage Trust Series 2026-MF, 5.20%, 06/15/2039, 1 mo. USD Term SOFR + 1.60%(1)(2)	756,887
	BX Commercial Mortgage Trust
6,204,015	Series 2026-ALOHA, 5.18%, 04/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	6,212,317
1,630,000	Series 2026-CSMO, 5.33%, 02/15/2043, 1 mo. USD Term SOFR + 1.70%(1)(2)	1,638,114
	BX Trust
780,000	Series 2026-CART, 4.98%, 02/15/2036, 1 mo. USD Term SOFR + 1.35%(1)(2)	779,025
The accompanying notes are an integral part of these financial statements.

32

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Commercial Mortgage-Backed Securities - 6.5% - (continued)
$ 1,700,000	Series 2026-CLS, 5.03%, 05/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	$1,701,594
585,854	Series 2026-CIP, 5.08%, 05/15/2038, 1 mo. USD Term SOFR + 1.45%(1)(2)	587,682
580,000	Series 2026-RISE, 5.08%, 04/15/2041, 1 mo. USD Term SOFR + 1.45%(1)(2)	580,906
595,000	Series 2026-ORBT, 5.18%, 07/15/2043, 1 mo. USD Term SOFR + 1.55%(1)(2)	595,000
441,873	Series 2026-CIP, 5.28%, 05/15/2038, 1 mo. USD Term SOFR + 1.65%(1)(2)	443,254
970,000	Series 2025-ARIA, 5.35%, 12/13/2042(1)(2)	967,992
805,000	BXMT Ltd. Series 2026-FL6, 5.09%, 08/19/2043, 1 mo. USD Term SOFR + 1.45%(1)(2)	805,220
580,000	CENT Series 2025-CITY, 5.09%, 07/10/2040(1)(2)	579,653
2,357,000	Citigroup Commercial Mortgage Trust Series 2016-C3, 4.10%, 11/15/2049(2)	2,077,456
	Commercial Mortgage Trust
841,000	Series 2022-HC, 2.82%, 01/10/2039(1)	822,779
860,000	Series 2022-HC, 4.08%, 01/10/2039(1)(2)	830,477
1,106,000	Series 2024-CBM, 6.51%, 12/10/2041(1)(2)	1,114,744
137,433	CSAIL Commercial Mortgage Trust Series 2016-C6, 1.54%, 01/15/2049(2)(4)	5
3,289,345	DBJPM Mortgage Trust Series 2020-C9, 1.70%, 09/15/2053(2)(4)	121,955
380,000	DC Trust Series 2024-HLTN, 7.29%, 04/13/2040(1)(2)	376,142
	Extended Stay America Trust
1,653,664	Series 2026-ESH2, 5.03%, 02/15/2043, 1 mo. USD Term SOFR + 1.40%(1)(2)	1,658,832
303,387	Series 2025-ESH, 5.23%, 10/15/2042, 1 mo. USD Term SOFR + 1.60%(1)(2)	304,335
665,213	Series 2026-ESH2, 6.53%, 02/15/2043, 1 mo. USD Term SOFR + 2.90%(1)(2)	671,955
340,000	FS Commercial Mortgage Trust Series 2026-PALM, 5.35%, 07/15/2041, 1 mo. USD Term SOFR + 1.70%(1)(2)	340,000
2,360,000	GS Mortgage Securities Corp. II Series 2024-70P, 5.89%, 03/10/2041(1)(2)	2,347,705
3,121,003	GS Mortgage Securities Corp. Trust Series 2012-BWTR, 2.95%, 11/05/2034(1)	2,884,136
2,006,911	GS Mortgage Securities Trust Series 2014-GC20, 5.10%, 04/10/2047(1)(2)	1,505,123
2,895,000	GS REFT Issuer Ltd. Series 2026-FL1, 5.29%, 10/19/2043, 1 mo. USD Term SOFR + 1.65%(1)(2)	2,897,716
	HTL Commercial Mortgage Trust
1,065,000	Series 2024-T53, 6.77%, 05/10/2039(1)(2)	1,070,736
585,000	Series 2024-T53, 7.32%, 05/10/2039(1)(2)	589,030
	INT Commercial Mortgage Trust
715,000	Series 2025-PLAZA, 5.04%, 11/05/2037(1)(2)	712,325
135,000	Series 2025-PLAZA, 5.34%, 11/05/2037(1)(2)	134,500
	JP Morgan Chase Commercial Mortgage Securities Trust
1,400,000	Series 2020-NNN, 2.81%, 01/16/2037(1)	1,260,014
1,290,924	Series 2012-LC9, 3.69%, 12/15/2047(1)(2)	1,055,305
160,000	JW Commercial Mortgage Trust Series 2026-MRCO, 5.33%, 06/15/2039, 1 mo. USD Term SOFR + 1.70%(1)(2)	160,600
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Commercial Mortgage-Backed Securities - 6.5% - (continued)
$ 2,840,000	KRE Commercial Mortgage Trust Series 2026-ICNA, 5.48%, 05/15/2043, 1 mo. USD Term SOFR + 1.85%(1)(2)	$2,843,550
640,000	KSL Commercial Mortgage Trust Series 2026-HT3, 5.40%, 06/15/2043, 1 mo. USD Term SOFR +1.80%(1)(2)	641,200
1,895,000	MAD Commercial Mortgage Trust Series 2025-11MD, 5.26%, 10/15/2042(1)(2)	1,887,651
	Morgan Stanley Capital I Trust
5,914,900	Series 2017-H1, 1.40%, 06/15/2050(2)(4)	42,289
1,645,000	Series 2014-150E, 3.91%, 09/09/2032(1)	1,545,985
1,460,000	Series 2011-C3, 5.07%, 07/15/2049(1)(2)	1,452,117
92,835	Series 2006-T21, 5.21%, 10/12/2052(1)(2)	13,925
	MTN Commercial Mortgage Trust
260,000	Series 2026-LPFX, 5.46%, 05/15/2043(1)(2)	259,841
175,000	Series 2026-LPFX, 5.76%, 05/15/2043(1)(2)	175,258
4,550,000	National Commercial Mortgage Trust Series 2026-IND, 4.98%, 06/15/2043, 1 mo. USD Term SOFR +1.35%(1)(2)	4,552,838
716,000	Natixis Commercial Mortgage Securities Trust Series 2018-SOX, 4.93%, 06/17/2038(1)(2)	693,171
230,000	NRTH Commercial Mortgage Trust Series 2025-PARK, 5.27%, 10/15/2040, 1 mo. USD Term SOFR + 1.64%(1)(2)	230,575
	NYC Commercial Mortgage Trust
415,000	Series 2026-1PARK, 4.88%, 02/15/2043, 1 mo. USD Term SOFR + 1.25%(1)(2)	414,741
175,000	Series 2026-1PARK, 5.13%, 02/15/2043, 1 mo. USD Term SOFR + 1.50%(1)(2)	175,000
3,090,000	Series 2025-3BP, 5.32%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	3,091,931
1,800,000	PFP Ltd. Series 2026-14, 5.25%, 12/18/2043, 1 mo. USD SOFR + 1.60%(1)(2)	1,801,109
2,695,000	RFR Trust Series 2025-SGRM, 5.86%, 03/11/2041(1)(2)	2,701,716
1,120,000	SHOPS Commercial Mortgage Trust Series 2026-CSTL, 4.97%, 05/05/2039(1)(2)	1,113,953
590,000	SPGN Trust Series 2026-TFLM, 5.03%, 02/15/2041, 1 mo. USD Term SOFR + 1.40%(1)(2)	586,497
535,000	TEXAS Commercial Mortgage Trust Series 2025-TWR, 5.22%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	534,666
2,724,281	UBS Commercial Mortgage Trust Series 2017-C2, 1.16%, 08/15/2050(2)(4)	19,857
	Wells Fargo Commercial Mortgage Trust
1,286,121	Series 2016-LC24, 2.94%, 10/15/2049	1,283,729
362,704	Series 2015-NXS1, 3.90%, 05/15/2048(2)	327,359
310,000	Series 2026-1250B, 5.14%, 03/10/2041(1)(2)	305,744
	Wells Fargo NA
19,438,042	Series 2019-BN22, 0.69%, 11/15/2062(2)(4)	329,788
9,459,453	Series 2019-BN24, 0.75%, 11/15/2062(2)(4)	181,992
31,589,359	Series 2017-BNK8, 0.84%, 11/15/2050(2)(4)	185,145
3,002,374	Series 2017-BNK9, 0.85%, 11/15/2054(2)(4)	22,691
17,235,959	Series 2019-BN20, 0.92%, 09/15/2062(2)(4)	374,041
The accompanying notes are an integral part of these financial statements.

33

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Commercial Mortgage-Backed Securities - 6.5% - (continued)
$ 33,150,945	Series 2020-BN25, 0.98%, 01/15/2063(2)(4)	$802,336
12,108,553	Series 2019-BN18, 1.02%, 05/15/2062(2)(4)	267,577
4,924,090	Series 2023-BNK45, 1.28%, 02/15/2056(2)(4)	254,965
20,162,469	Series 2020-BN28, 1.87%, 03/15/2063(2)(4)	1,194,540
1,800,000	Series 2026-5YR20, 5.54%, 02/15/2059	1,803,590
710,000	WFRBS Commercial Mortgage Trust Series 2011-C4, 5.00%, 06/15/2044(1)(2)	621,094
		86,445,612
	Other Asset-Backed Securities - 3.9%
107,139	AASET Trust Series 2020-1A, 3.35%, 01/16/2040(1)	106,526
2,220,000	Aligned Data Centers Issuer LLC Series 2023-1A, 6.00%, 08/17/2048(1)	2,222,325
1,500,000	Bain Capital Credit CLO Ltd. Series 2022-5A, 5.42%, 01/24/2037, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,495,659
2,590,000	Benefit Street Partners CLO XXXI Ltd. Series 2023-31A, 5.42%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	2,596,931
375,000	Blue Owl Asset Leasing Trust LLC Series 2024-1A, 5.41%, 03/15/2030(1)	377,102
	CF Hippolyta Issuer LLC
371,603	Series 2021-1A, 1.53%, 03/15/2061(1)	294,286
881,570	Series 2020-1, 1.69%, 07/15/2060(1)	728,316
989,215	Series 2020-1, 1.99%, 07/15/2060(1)	809,593
564,123	Series 2022-1A, 5.97%, 08/15/2062(1)	562,007
1,607,054	Commercial Equipment Finance LLC Series 2025-1A, 4.83%, 05/15/2031(1)	1,606,043
528,500	GreenSky Home Improvement Issuer Trust Series 2025-2A, 5.07%, 06/25/2060(1)	526,483
1,590,000	Home Re Ltd. Series 2026-1, 5.78%, 01/25/2036, 30 day USD SOFR Average + 2.15%(1)(2)	1,594,402
1,426,425	Jersey Mike's Funding LLC Series 2026-1A, 4.95%, 02/15/2056(1)	1,407,502
1,270,000	Magnetite XXXI Ltd. Series 2021-31A, 5.22%, 07/15/2034, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,265,554
1,876,360	MAPS Trust Series 2026-1A, 5.20%, 01/15/2051(1)	1,845,654
1,055,000	NMEF Funding LLC Series 2025-B, 4.73%, 01/18/2033(1)	1,054,156
435,000	Palmer Square Loan Funding Ltd. Series 2024-3A, 5.10%, 08/08/2032, 3 mo. USD Term SOFR + 1.45%(1)(2)	434,535
510,000	Post Road Equipment Finance LLC Series 2025-1A, 5.04%, 05/15/2031(1)	512,683
	Progress Residential Trust
1,560,000	Series 2026-SFR1, 4.00%, 02/17/2043(1)	1,465,806
1,757,504	Series 2023-SFR1, 4.30%, 03/17/2040(1)	1,736,048
826,057	Series 2022-SFR5, 4.45%, 06/17/2039(1)	821,445
1,368,748	Series 2022-SFR7, 4.75%, 10/27/2039(1)	1,364,001
5,630,000	QTS Issuer ABS I LLC Series 2025-1A, 5.44%, 05/25/2055(1)	5,629,048
2,650,000	Rad CLO 12 Ltd. Series 2021-12A, 4.98%, 07/30/2040, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,654,404
3,315,000	Retained Vantage Data Centers Issuer LLC Series 2023-1A, 5.00%, 09/15/2048(1)	3,282,907
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Other Asset-Backed Securities - 3.9% - (continued)
$ 1,340,000	SCF Equipment Leasing LLC Series 2025-1A, 5.11%, 11/21/2033(1)	$1,351,401
	Stack Infrastructure Issuer LLC
1,880,000	Series 2023-2A, 5.90%, 07/25/2048(1)	1,880,796
1,010,000	Series 2024-1A, 5.90%, 03/25/2049(1)	1,014,564
745,000	Symphony CLO 52 Ltd. Series 2025-52A, 5.52%, 01/20/2036, 3 mo. USD Term SOFR + 1.85%(1)(2)	745,123
	Tricon Residential Trust
1,719,162	Series 2025-SFR1, 4.73%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,719,156
1,905,355	Series 2026-SFR1, 4.73%, 02/17/2043, 1 mo. USD Term SOFR + 1.10%(1)(2)	1,902,923
519,956	Series 2026-SFR1, 4.98%, 02/17/2043, 1 mo. USD Term SOFR + 1.35%(1)(2)	519,446
323,877	VFI ABS LLC Series 2025-1A, 4.78%, 06/24/2030(1)	324,144
1,902,502	Wendy's Funding LLC Series 2018-1A, 3.88%, 03/15/2048(1)	1,858,570
	Wingstop Funding LLC
1,359,300	Series 2020-1A, 2.84%, 12/05/2050(1)	1,320,146
870,000	Series 2024-1A, 5.86%, 12/05/2054(1)	876,820
2,315,000	Zayo Issuer LLC Series 2025-1A, 5.65%, 03/20/2055(1)	2,324,464
		52,230,969
	Whole Loan Collateral CMO - 9.3%
	Angel Oak Mortgage Trust
782,313	Series 2021-1, 0.91%, 01/25/2066(1)(2)	691,438
348,396	Series 2020-R1, 0.99%, 04/25/2053(1)(2)	336,539
800,909	Series 2021-2, 0.99%, 04/25/2066(1)(2)	697,678
1,334,809	Series 2021-8, 1.82%, 11/25/2066(1)(2)	1,195,104
256,903	Series 2022-2, 4.08%, 01/25/2067(1)(2)	242,450
578,238	Arroyo Mortgage Trust Series 2019-2, 3.35%, 04/25/2049(1)(2)	561,044
1,259,833	Barclays Mortgage Loan Trust Series 2026-NQM1, 5.19%, 12/25/2065(1)(3)	1,250,658
	BINOM Mortgage Loan Trust
1,128,734	Series 2026-NQM1, 5.06%, 02/25/2066(1)(2)	1,118,966
216,875	Series 2026-NQM1, 5.31%, 02/25/2066(1)(3)	214,913
337,504	BRAVO Residential Funding Trust Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	316,059
	COLT Mortgage Loan Trust
1,207,246	Series 2021-1, 0.91%, 06/25/2066(1)(2)	1,047,485
776,128	Series 2026-1, 4.76%, 02/25/2071(1)(2)	765,928
298,888	Series 2026-1, 4.96%, 02/25/2071(1)(3)	294,795
335,146	Series 2026-1, 5.11%, 02/25/2071(1)(3)	330,506
	CSMC Trust
1,285,465	Series 2021-NQM5, 0.94%, 05/25/2066(1)(2)	1,079,508
1,561,565	Series 2021-NQM8, 2.84%, 10/25/2066(1)(2)	1,397,419
932,759	Series 2017-FHA1, 3.25%, 04/25/2047(1)(2)	873,935
3,830,812	Series 2022-NQM1, 3.27%, 11/25/2066(1)(2)	3,474,225
880,209	Series 2021-RPL4, 4.15%, 12/27/2060(1)(2)	867,469
508,334	Deephaven Residential Mortgage Trust Series 2021-2, 0.90%, 04/25/2066(1)(2)	452,302
	Ellington Financial Mortgage Trust
558,937	Series 2021-2, 0.93%, 06/25/2066(1)(2)	474,196
1,707,547	Series 2022-1, 2.21%, 01/25/2067(1)(2)	1,503,818
The accompanying notes are an integral part of these financial statements.

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 9.3% - (continued)
$ 898,699	Series 2025-INV5, 5.38%, 12/25/2070(1)(3)	$890,629
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,641,965	Series 2020-1, 2.50%, 08/25/2059	1,365,796
1,515,491	Series 2018-2, 3.50%, 11/25/2057	1,435,058
817,428	Series 2019-2, 3.50%, 08/25/2058	761,851
3,041,696	Series 2019-3, 3.50%, 10/25/2058	2,769,819
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,125,000	Series 2026-R03, 5.18%, 04/25/2046, 30 day USD SOFR Average + 1.55%(1)(2)	1,128,987
654,800	Series 2021-R01, 6.73%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	659,059
1,547,000	Series 2022-R01, 6.78%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,559,050
3,155,000	Series 2022-R02, 8.13%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,216,636
1,725,000	Series 2022-R02, 11.28%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	1,782,944
900,000	Series 2022-R04, 13.13%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	950,812
	GCAT Trust
849,061	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	788,458
457,137	Series 2026-NQM3, 5.61%, 04/25/2071(1)(3)	455,543
	GS Mortgage-Backed Securities Trust
867,768	Series 2026-NQM1, 4.87%, 03/25/2066(1)(2)	856,010
267,414	Series 2026-NQM1, 5.23%, 03/25/2066(1)(3)	264,474
697,731	Series 2026-NQM4, 5.66%, 06/25/2066(1)(3)	694,806
3,635,024	Imperial Fund Mortgage Trust Series 2022-NQM2, 4.64%, 03/25/2067(1)(3)	3,453,304
450,939	JP Morgan Mortgage Trust Series 2026-LTV1, 5.42%, 09/25/2056(1)(2)	449,148
	Legacy Mortgage Asset Trust
679,667	Series 2021-GS2, 5.75%, 04/25/2061(1)(3)	668,953
910,526	Series 2021-GS3, 5.75%, 07/25/2061(1)(3)	904,758
	MFA Trust
81,214	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	78,040
758,660	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	671,309
	Morgan Stanley Residential Mortgage Loan Trust
2,607,979	Series 2025-SPL1, 4.25%, 02/25/2065(1)(2)	2,522,762
1,591,852	Series 2026-DSC1, 4.77%, 01/25/2071(1)(2)	1,567,508
233,521	Series 2026-NQM1, 5.03%, 12/25/2070(1)(3)	230,064
1,672,435	Series 2026-NQM4, 5.08%, 03/25/2071(1)(2)	1,658,010
727,564	Series 2026-DSC1, 5.17%, 01/25/2071(1)(3)	715,734
569,974	Series 2026-NQM4, 5.40%, 03/25/2071(1)(3)	566,357
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 9.3% - (continued)
$ 3,127,546	Series 2026-DSC2, 5.44%, 04/27/2071(1)(2)	$3,119,395
1,369,836	Series 2026-DSC2, 5.69%, 04/27/2071(1)(3)	1,366,289
530,259	Series 2026-DSC2, 5.79%, 04/27/2071(1)(3)	528,888
	New Residential Mortgage Loan Trust
166,654	Series 2019-NQM4, 2.49%, 09/25/2059(1)(2)	160,432
742,980	Series 2019-5A, 3.50%, 08/25/2059(1)(2)	695,611
875,910	Series 2016-2A, 3.75%, 11/26/2035(1)(2)	843,604
912,508	Series 2016-4A, 3.75%, 11/25/2056(1)(2)	860,972
617,171	Series 2018-1A, 4.00%, 12/25/2057(1)(2)	597,655
791,256	Series 2018-4A, 4.51%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	782,096
1,217,248	Series 2025-NQM7, 5.01%, 10/26/2065(1)(2)	1,211,545
236,976	Series 2026-NQM1, 5.18%, 11/25/2065(1)(3)	233,701
688,289	Series 2017-5A, 5.26%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	699,651
1,442,194	Series 2025-NQM7, 5.37%, 10/26/2065(1)(3)	1,439,801
2,107,307	NMLT Trust Series 2021-INV1, 1.19%, 05/25/2056(1)(2)	1,832,409
	OBX Trust
1,984,840	Series 2021-NQM2, 1.10%, 05/25/2061(1)(2)	1,624,145
863,995	Series 2026-NQM2, 4.82%, 12/01/2065(1)(2)	857,175
1,517,958	Series 2026-NQM2, 5.04%, 12/01/2065(1)(3)	1,507,568
1,031,065	Series 2026-NQM2, 5.14%, 12/01/2065(1)(3)	1,017,903
496,784	Series 2026-NQM6, 5.32%, 04/26/2066(1)(3)	494,600
938,045	Series 2026-NQM6, 5.42%, 04/26/2066(1)(3)	933,910
1,141,524	OLIT Trust Series 2025-HB2, 3.00%, 11/25/2038(1)(2)	1,073,255
	Pretium Mortgage Credit Partners LLC
2,966,943	Series 2025-RPL6, 3.85%, 09/25/2069(1)(3)	2,896,517
3,728,923	Series 2026-NPL2, 5.07%, 02/25/2056(1)(3)	3,699,766
3,864,809	Series 2025-NPL11, 5.19%, 10/25/2055(1)(3)	3,866,971
1,495,054	Series 2025-NPL14, 5.27%, 12/25/2055(1)(3)	1,478,654
2,486,412	Series 2025-NPL9, 5.39%, 08/25/2055(1)(3)	2,465,834
1,952,952	Series 2025-NPL7, 5.66%, 07/25/2055(1)(3)	1,934,104
1,832,494	Series 2025-NPL8, 5.73%, 08/25/2055(1)(3)	1,834,004
2,986,870	Series 2025-NPL6, 5.74%, 06/25/2055(1)(3)	2,989,435
420,000	Series 2026-NPL3, 6.22%, 02/25/2056(1)(3)	415,959
516,000	Series 2026-NPL2, 6.41%, 02/25/2056(1)(3)	512,043
330,000	Series 2026-NPL1, 6.54%, 01/25/2056(1)(3)	326,541
570,000	Series 2026-NPL6, 6.66%, 06/25/2056(1)(3)	568,205
The accompanying notes are an integral part of these financial statements.

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.1% - (continued)
	Whole Loan Collateral CMO - 9.3% - (continued)
$ 1,160,000	Series 2025-NPL14, 6.78%, 12/25/2055(1)(3)	$1,161,336
	PRPM LLC
3,177,764	Series 2025-RPL2, 3.75%, 04/25/2055(1)(3)	3,090,525
1,136,411	Series 2025-7, 5.50%, 08/25/2030(1)(3)	1,131,704
468,443	Series 2024-6, 5.70%, 11/25/2029(1)(3)	463,363
638,245	Series 2025-5, 5.73%, 07/25/2030(1)(3)	634,273
1,673,504	Series 2025-6, 5.77%, 08/25/2028(1)(3)	1,656,044
1,067,213	Series 2024-7, 5.87%, 11/25/2029(1)(3)	1,053,151
	PRPM Trust
382,817	Series 2026-RCF1, 4.85%, 01/25/2056(1)(3)	378,666
275,000	Series 2026-RCF1, 5.21%, 01/25/2056(1)(3)	272,705
86,372	RCO VIII Mortgage LLC Series 2025-3, 6.43%, 05/25/2030(1)(3)	85,749
	Starwood Mortgage Residential Trust
194,786	Series 2021-2, 0.94%, 05/25/2065(1)(2)	186,920
2,187,116	Series 2021-6, 1.92%, 11/25/2066(1)(2)	1,923,946
4,568,031	Towd Point Mortgage Trust Series 2021-R1, 2.92%, 11/30/2060(1)(2)	4,016,167
	Verus Securitization Trust
443,306	Series 2021-R2, 0.92%, 02/25/2064(1)(2)	423,048
991,356	Series 2021-4, 0.94%, 07/25/2066(1)(2)	835,741
512,274	Series 2021-2, 1.03%, 02/25/2066(1)(2)	463,240
3,539,289	Series 2021-3, 1.05%, 06/25/2066(1)(2)	3,113,457
1,495,598	Series 2021-8, 2.82%, 11/25/2066(1)(2)	1,362,824
3,602,481	Series 2021-7, 2.83%, 10/25/2066(1)(3)	3,282,464
515,653	Series 2022-3, 5.13%, 02/25/2067(1)(3)	490,632
		123,146,907
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $301,377,769)	$294,211,672
CONVERTIBLE BONDS - 0.1%
	Commercial Banks - 0.0%
EUR 500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 6.70%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	$398,513
	Electrical Components & Equipment - 0.0%
100,000	Schneider Electric SE 1.25%, 09/23/2033(5)	129,737
	Real Estate - 0.1%
300,000	LEG Properties BV 1.00%, 09/04/2030(5)	331,153
300,000	Vonovia SE 0.00%, 05/20/2030(5)(6)	328,704
		659,857
	REITS - 0.0%
$ 197,000	Realty Income Corp. 3.50%, 01/15/2029(1)	202,418
	Total Convertible Bonds (cost $1,366,026)	$1,390,525
CORPORATE BONDS - 18.9%
	Advertising - 0.1%
650,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 02/15/2031(1)	$675,944
	Aerospace & Defense - 0.1%
	Boeing Co.
335,000	2.95%, 02/01/2030	315,190
90,000	3.20%, 03/01/2029	86,768
890,000	5.15%, 05/01/2030	900,850
152,000	5.71%, 05/01/2040	154,561
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Aerospace & Defense - 0.1% - (continued)
$ 385,000	6.39%, 05/01/2031	$409,082
92,000	General Dynamics Corp. 4.25%, 04/01/2040	82,686
		1,949,137
	Agriculture - 0.4%
35,000	Altria Group, Inc. 5.38%, 01/31/2044	32,866
EUR 100,000	British American Tobacco PLC 4.75%, 07/30/2033, (4.75% fixed rate until 07/30/2033; 5 yr. EURIBOR ICE Swap + 2.28% thereafter)(2)(5)(7)	115,082
160,000	Imperial Brands Finance Netherlands BV 5.25%, 02/15/2031(5)	195,502
$ 1,200,000	Imperial Brands Finance PLC 5.50%, 07/07/2036(1)	1,192,544
	Philip Morris International, Inc.
EUR 180,000	2.88%, 05/14/2029	204,255
175,000	3.25%, 06/06/2032	197,076
$ 255,000	4.38%, 11/01/2027	254,834
690,000	4.75%, 11/01/2031	692,252
955,000	5.13%, 02/13/2031	972,541
585,000	5.38%, 02/15/2033	600,468
215,000	5.63%, 11/17/2029	221,546
260,000	5.63%, 09/07/2033	270,322
100,000	Turning Point Brands, Inc. 7.63%, 03/15/2032(1)	103,480
		5,052,768
	Airlines - 0.0%
200,000	American Airlines Pass-Through Trust 5.25%, 05/10/2040	198,408
	Auto Manufacturers - 0.0%
EUR 141,000	General Motors Financial Co., Inc. 3.10%, 08/04/2029(5)	160,377
	Hyundai Capital America
$ 200,000	4.75%, 04/06/2029(1)	199,421
30,000	4.75%, 06/18/2029(1)	29,897
EUR 200,000	Volkswagen Financial Services AG 3.63%, 05/19/2029(5)	229,097
		618,792
	Auto Parts & Equipment - 0.1%
$ 575,000	American Axle & Manufacturing, Inc. 6.38%, 10/15/2032(1)	572,979
EUR 700,000	Clarios Global LP/Clarios U.S. Finance Co. 4.75%, 06/15/2031(5)	809,089
	Goodyear Tire & Rubber Co.
$ 100,000	6.63%, 07/15/2030	96,581
410,000	8.88%, 07/15/2032	413,559
EUR 100,000	ZF Finance GmbH 2.25%, 05/03/2028(5)	110,544
		2,002,752
	Beverages - 0.3%
$ 106,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	103,171
	Bacardi Ltd./Bacardi-Martini BV
103,000	5.25%, 01/15/2029(1)	103,810
723,000	5.40%, 06/15/2033(1)	724,166
	Keurig Dr. Pepper, Inc.
616,000	2.25%, 03/15/2031	547,578
84,000	3.20%, 05/01/2030	79,020
60,000	3.35%, 03/15/2051	39,371
655,000	4.05%, 04/15/2032	621,523
455,000	5.20%, 03/15/2031	459,489
393,000	5.30%, 03/15/2034(8)	394,000
	Maple Parent Holdings Corp.
EUR 178,000	3.50%, 03/26/2028(1)	204,245
100,000	4.22%, 03/26/2032(5)	115,772
		3,392,145
The accompanying notes are an integral part of these financial statements.

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Chemicals - 0.3%
	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR 125,000	6.50%, 06/15/2033(1)	$143,877
$ 400,000	7.13%, 06/15/2033(1)	403,891
	Celanese U.S. Holdings LLC
350,000	6.50%, 04/15/2030(8)	356,696
50,000	7.00%, 02/15/2031	51,463
165,000	7.38%, 02/15/2034(8)	170,467
104,000	Ecolab, Inc. 5.00%, 09/01/2035	103,665
285,000	FMC Corp. 8.00%, 06/01/2031(1)	296,625
EUR 600,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(5)	695,048
	Olympus Water U.S. Holding Corp.
100,000	3.88%, 10/01/2028(5)	113,651
$ 710,000	6.25%, 10/01/2029(1)(8)	699,971
625,000	Tronox, Inc. 4.63%, 03/15/2029(1)(8)	437,530
		3,472,884
	Commercial Banks - 2.7%
EUR 100,000	AL Sydbank 3.63%, 03/05/2030, (3.63% fixed rate until 03/05/2029; 3 mo. EURIBOR + 1.45% thereafter)(2)	115,040
100,000	Banco de Credito Social Cooperativo SA 4.25%, 10/13/2037, (4.25% fixed rate until 07/13/2032; 1 yr. EURIBOR ICE Swap + 1.75% thereafter)(2)(5)	114,138
	Bank of America Corp.
$ 225,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(2)	199,648
840,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(2)	742,033
255,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(2)	243,716
140,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(2)	140,577
800,000	Bank of Montreal 5.30%, 06/02/2037, (5.30% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.21% thereafter)(2)	800,761
EUR 200,000	BAWAG Group AG 4.13%, 05/07/2035, (4.13% fixed rate until 02/07/2030; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(2)(5)	228,742
	BPCE SA
$ 250,000	5.42%, 01/13/2037, (5.42% fixed rate until 01/13/2036; 6 mo. USD SOFR + 1.57% thereafter)(1)(2)	244,899
450,000	5.77%, 06/02/2037, (5.77% fixed rate until 06/02/2036; 6 mo. USD SOFR + 1.63% thereafter)(1)(2)	451,049
	CaixaBank SA
EUR 100,000	3.63%, 09/19/2032, (3.63% fixed rate until 09/19/2031; 3 mo. EURIBOR + 1.30% thereafter)(2)(5)	115,144
$ 400,000	4.82%, 04/22/2032, (4.82% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.21% thereafter)(1)(2)	396,736
1,580,000	5.40%, 04/22/2037, (5.40% fixed rate until 04/22/2036; 6 mo. USD SOFR + 1.53% thereafter)(1)(2)	1,564,360
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Commercial Banks - 2.7% - (continued)
$ 160,000	Citigroup, Inc. 7.20%, 05/15/2029, (7.20% fixed rate until 05/15/2029; 5 yr. USD CMT + 2.91% thereafter)(2)(7)(8)	$164,630
EUR 250,000	CrediaBank SA 9.38%, 01/13/2031, (9.38% fixed rate until 01/13/2031; 5 yr. EURIBOR ICE Swap + 7.28% thereafter)(2)(5)(7)	310,781
100,000	Credit Agricole SA 3.13%, 07/03/2031, (3.13% fixed rate until 07/03/2030; 3 mo. EURIBOR + 0.82% thereafter)(2)(5)	112,887
200,000	Eurobank SA 6.63%, 06/04/2031, (6.63% fixed rate until 06/04/2031; 5 yr. EURIBOR ICE Swap + 4.45% thereafter)(2)(5)(7)(8)	240,626
	Goldman Sachs Group, Inc.
$ 820,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(2)	724,726
321,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(2)	288,287
1,075,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(2)	1,069,902
1,125,000	4.97%, 06/03/2032, (4.97% fixed rate until 06/03/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	1,124,351
275,000	5.07%, 01/21/2037, (5.07% fixed rate until 01/21/2036; 6 mo. USD SOFR + 1.19% thereafter)(2)	268,497
3,425,000	5.09%, 04/20/2034, (5.09% fixed rate until 04/20/2033; 6 mo. USD SOFR + 1.34% thereafter)(2)	3,411,261
540,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(2)	545,382
50,000	5.43%, 06/03/2037, (5.43% fixed rate until 06/03/2036; 6 mo. USD SOFR + 1.31% thereafter)(2)	50,172
34,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(2)	33,041
	HSBC Holdings PLC
275,000	4.62%, 11/06/2031, (4.62% fixed rate until 11/06/2030; 6 mo. USD SOFR + 1.19% thereafter)(2)	271,094
865,000	4.68%, 03/10/2032, (4.68% fixed rate until 03/10/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	853,104
255,000	4.71%, 05/12/2030, (4.71% fixed rate until 05/12/2029; 6 mo. USD SOFR + 0.94% thereafter)(2)	253,916
1,015,000	5.21%, 05/12/2034, (5.21% fixed rate until 05/12/2033; 6 mo. USD SOFR + 1.32% thereafter)(2)	1,011,383
1,275,000	5.24%, 05/13/2031, (5.24% fixed rate until 05/13/2030; 6 mo. USD SOFR + 1.57% thereafter)(2)	1,288,958
	Intesa Sanpaolo SpA
255,000	5.20%, 06/29/2032, (5.20% fixed rate until 06/29/2031; 1 yr. USD CMT + 0.95% thereafter)(1)(2)(8)	255,571
250,000	6.01%, 06/29/2037, (6.01% fixed rate until 06/29/2036; 1 yr. USD CMT + 1.50% thereafter)(1)(2)(8)	251,669
The accompanying notes are an integral part of these financial statements.

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Commercial Banks - 2.7% - (continued)
EUR 200,000	7.00%, 05/20/2032, (7.00% fixed rate until 05/20/2032; 5 yr. EURIBOR ICE Swap + 4.35% thereafter)(2)(5)(7)	$250,115
	JP Morgan Chase & Co.
$ 650,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	578,067
EUR 100,000	3.14%, 02/18/2032, (3.14% fixed rate until 02/18/2031; 3 mo. EURIBOR + 0.76% thereafter)(2)(5)	112,959
$ 58,000	3.90%, 01/23/2049, (3.90% fixed rate until 01/23/2048; 3 mo. USD Term SOFR + 1.48% thereafter)(2)	45,196
1,380,000	4.26%, 10/22/2031, (4.26% fixed rate until 10/22/2030; 6 mo. USD SOFR + 0.93% thereafter)(2)	1,349,090
775,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(2)	774,771
250,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(2)	246,681
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(2)	1,505,122
235,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(2)	237,653
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(2)	1,357,447
1,070,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(2)	1,085,974
115,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	116,747
865,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)	883,948
GBP 550,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(2)(5)	801,736
	Morgan Stanley
$ 505,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(2)	439,308
1,530,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(2)	1,330,264
EUR 144,000	3.49%, 06/11/2030, (3.49% fixed rate until 06/11/2029; 3 mo. EURIBOR + 0.70% thereafter)(2)	165,421
$ 305,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(2)	292,089
1,325,000	4.24%, 01/09/2030, (4.24% fixed rate until 01/09/2029; 6 mo. USD SOFR + 0.80% thereafter)(2)	1,307,695
719,000	4.71%, 03/12/2032, (4.71% fixed rate until 03/12/2031; 6 mo. USD SOFR + 1.20% thereafter)(2)	710,115
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Commercial Banks - 2.7% - (continued)
$ 775,000	4.81%, 04/16/2032, (4.81% fixed rate until 04/16/2031; 6 mo. USD SOFR + 1.18% thereafter)(2)	$768,975
460,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(2)	465,188
260,000	5.30%, 04/10/2037, (5.30% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.41% thereafter)(2)	258,708
120,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(2)	121,822
500,000	5.83%, 04/19/2035, (5.83% fixed rate until 04/19/2034; 6 mo. USD SOFR + 1.58% thereafter)(2)	518,731
160,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(2)	165,637
1,720,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	1,697,533
EUR 130,000	Nykredit Realkredit AS 3.50%, 07/10/2031(5)	148,775
165,000	Piraeus Bank SA 5.00%, 04/16/2030, (5.00% fixed rate until 04/16/2029; 1 yr. EURIBOR ICE Swap + 2.25% thereafter)(2)(5)	196,698
$ 160,000	Santander Holdings USA, Inc. 5.04%, 06/05/2030, (5.04% fixed rate until 06/05/2029; 6 mo. USD SOFR + 1.10% thereafter)(2)	159,964
EUR 100,000	Societe Generale SA 7.88%, 01/18/2029, (7.88% fixed rate until 01/18/2029; 5 yr. EUR Swap + 5.23% thereafter)(2)(5)(7)	122,401
		36,101,911
	Commercial Services - 0.2%
$ 675,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	705,634
EUR 395,000	BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(5)	426,556
	Element Fleet Management Corp.
$ 920,000	4.64%, 11/24/2030(1)	908,626
35,000	4.80%, 05/29/2029(1)	34,914
46,000	Moody's Corp. 3.10%, 11/29/2061	27,503
		2,103,233
	Construction Materials - 0.1%
	CP Atlas Buyer, Inc.
450,000	9.75%, 07/15/2030(1)(8)	432,078
179,667	12.75%, 01/15/2031(1)(9)	138,012
475,000	JH North America Holdings, Inc. 6.13%, 07/31/2032(1)	478,939
		1,049,029
	Diversified Financial Services - 0.4%
150,000	Aercap Funding DAC 4.88%, 07/07/2031	149,225
750,000	CrossCountry Intermediate HoldCo LLC 6.50%, 10/01/2030(1)	739,224
975,000	First Eagle Holdings, Inc. 7.25%, 08/15/2032(1)	981,480
	Freedom Mortgage Holdings LLC
350,000	7.88%, 04/01/2033(1)	341,327
325,000	9.25%, 02/01/2029(1)	335,849
375,000	goeasy Ltd. 6.88%, 02/15/2031(1)(8)	331,642
The accompanying notes are an integral part of these financial statements.

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 550,000	Stonebriar ABF Issuer LLC 7.00%, 08/15/2031(1)	$549,918
	Synchrony Financial
565,000	2.88%, 10/28/2031	498,548
590,000	4.95%, 02/25/2032, (4.95% fixed rate until 02/25/2031; 6 mo. USD SOFR + 1.53% thereafter)(2)	575,160
650,000	5.45%, 03/06/2031, (5.45% fixed rate until 03/06/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)	649,831
760,000	6.00%, 07/29/2036, (6.00% fixed rate until 07/29/2035; 6 mo. USD SOFR + 2.07% thereafter)(2)	763,542
		5,915,746
	Electric - 3.1%
610,000	Alabama Power Co. 3.45%, 10/01/2049	432,702
300,000	Arizona Public Service Co. 5.70%, 08/15/2034	309,954
EUR 182,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	201,237
	CHPE LLC
$ 105,000	4.88%, 06/30/2031(1)	104,796
1,425,000	5.10%, 06/30/2033(1)	1,421,250
	Clearway Energy Operating LLC
375,000	3.75%, 02/15/2031(1)	347,819
350,000	4.75%, 03/15/2028(1)	346,785
70,000	5.75%, 01/15/2034(1)	68,636
310,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	291,640
	Consolidated Edison Co. of New York, Inc.
545,000	3.20%, 12/01/2051	358,402
350,000	5.50%, 03/15/2055	333,608
375,000	5.75%, 11/15/2055	369,842
785,000	5.88%, 06/15/2056	789,149
98,000	Dominion Energy, Inc. 6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(2)	101,264
	Duke Energy Carolinas LLC
400,000	4.25%, 12/15/2041	347,123
1,015,000	5.15%, 06/15/2036	1,016,028
	Duke Energy Corp.
610,000	2.55%, 06/15/2031	550,015
320,000	3.30%, 06/15/2041	244,177
615,000	4.95%, 09/15/2035	601,848
610,000	Duke Energy Florida LLC 1.75%, 06/15/2030	546,908
640,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	435,851
670,000	Duke Energy Progress LLC 4.38%, 03/30/2044	569,178
	Edison International
765,000	4.80%, 03/15/2031	744,250
219,000	5.25%, 03/15/2032	216,016
1,000,000	6.25%, 03/15/2030	1,027,164
EUR 100,000	Engie SA 3.63%, 01/11/2030(5)	116,021
	Eversource Energy
$ 945,000	4.45%, 12/15/2030	928,745
455,000	5.13%, 05/15/2033	455,224
	Georgia Power Co.
245,000	4.30%, 03/15/2042	212,778
330,000	4.55%, 03/15/2030	329,165
1,025,000	4.85%, 03/15/2031	1,031,454
EUR 200,000	Iberdrola Finanzas SA 3.50%, 05/16/2035(5)	227,569
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Electric - 3.1% - (continued)
	NextEra Energy Capital Holdings, Inc.
$ 1,325,000	6.20%, 10/01/2056, (6.20% fixed rate until 07/04/2036; 5 yr. USD CMT + 1.77% thereafter)(2)	$1,323,719
1,630,000	6.63%, 10/01/2066, (6.63% fixed rate until 07/04/2046; 5 yr. USD CMT + 1.69% thereafter)(2)	1,655,097
	Pacific Gas & Electric Co.
965,000	2.50%, 02/01/2031	865,772
329,000	3.30%, 08/01/2040	246,616
225,000	3.50%, 08/01/2050	150,102
142,164	4.50%, 07/01/2040	122,342
131,000	4.60%, 06/15/2043	108,706
270,000	4.75%, 02/15/2044	228,626
155,000	5.05%, 11/15/2031	154,854
390,000	5.05%, 10/15/2032	387,614
445,000	5.70%, 03/01/2035	449,648
1,100,000	5.80%, 05/15/2034	1,124,451
105,000	5.90%, 10/01/2054	99,163
150,000	6.10%, 01/15/2029	154,449
727,000	6.15%, 01/15/2033	759,499
175,000	6.30%, 08/15/2056	174,294
793,000	6.75%, 01/15/2053	832,595
38,000	6.95%, 03/15/2034	41,439
	PacifiCorp
63,000	3.30%, 03/15/2051	41,060
80,000	5.10%, 04/15/2031	80,734
590,000	5.45%, 04/15/2033	598,931
235,000	5.80%, 04/15/2036	240,888
745,000	7.13%, 08/15/2056, (7.13% fixed rate until 05/17/2031; 5 yr. USD CMT + 3.29% thereafter)(2)	739,999
560,000	PG&E Corp. 6.85%, 09/15/2056, (6.85% fixed rate until 06/15/2031; 5 yr. USD CMT + 3.23% thereafter)(2)	558,011
	Pinnacle West Capital Corp.
110,000	4.65%, 06/01/2029	110,014
901,000	4.90%, 05/15/2028	904,180
791,000	5.15%, 05/15/2030	801,489
1,120,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	1,115,132
330,000	Public Service Enterprise Group, Inc. 6.13%, 10/15/2033	349,273
530,000	Puget Energy, Inc. 5.73%, 03/15/2035	533,373
150,000	RWE Finance U.S. LLC 5.13%, 09/18/2035(1)	146,391
	Southern California Edison Co.
255,000	3.65%, 02/01/2050	176,420
102,000	3.90%, 03/15/2043	78,189
309,000	4.00%, 04/01/2047	230,360
735,000	4.13%, 03/01/2048	553,188
335,000	4.65%, 10/01/2043	283,463
465,000	5.15%, 06/01/2029	469,905
725,000	5.45%, 06/01/2052	647,681
503,000	5.70%, 03/01/2053	464,231
469,000	5.88%, 12/01/2053	445,232
107,000	5.90%, 03/01/2055	102,155
134,000	6.20%, 09/15/2055	133,220
	Southern Power Co.
715,000	4.80%, 06/15/2031	712,988
390,000	4.90%, 10/01/2035	378,370
	Southwestern Electric Power Co.
260,000	5.20%, 04/01/2036	256,567
190,000	5.90%, 04/01/2056	187,622
785,000	Southwestern Public Service Co. 5.30%, 08/15/2036	782,905
The accompanying notes are an integral part of these financial statements.

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Electric - 3.1% - (continued)
	Virginia Electric & Power Co.
$ 356,000	2.45%, 12/15/2050	$203,890
65,000	4.20%, 05/15/2045	53,529
2,085,000	4.95%, 03/15/2036	2,040,767
855,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	857,114
	Xcel Energy, Inc.
245,000	4.60%, 06/01/2032	240,601
565,000	4.75%, 03/21/2028	566,596
285,000	5.60%, 04/15/2035	290,357
675,000	XPLR Infrastructure Operating Partners LP 7.25%, 01/15/2029(1)(8)	698,447
		41,028,856
	Electronics - 0.1%
	Hubbell, Inc.
160,000	4.65%, 06/15/2031	159,368
565,000	4.90%, 06/15/2033	560,759
750,000	Ingram Micro, Inc. 4.75%, 05/15/2029(1)	736,581
		1,456,708
	Energy-Alternate Sources - 0.0%
	Pacific Gas & Electric Co.
313,000	4.30%, 03/15/2045	246,235
210,000	6.70%, 04/01/2053	218,441
20,000	Southern California Edison Co. 5.75%, 04/15/2054	18,615
		483,291
	Entertainment - 0.2%
750,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	773,742
675,000	Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(1)	675,329
550,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)(8)	527,337
700,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC 8.63%, 01/15/2032(1)(8)	720,774
		2,697,182
	Environmental Control - 0.0%
	Veralto Corp.
EUR 155,000	4.15%, 09/19/2031	182,087
$ 250,000	4.85%, 01/15/2032	249,597
		431,684
	Food - 0.7%
EUR 200,000	Barry Callebaut Services NV 3.75%, 02/19/2028(5)	230,083
	Bellis Acquisition Co. PLC
200,000	8.00%, 07/01/2031(5)(8)	223,092
GBP 850,000	8.13%, 05/14/2030(5)	1,059,148
	Campbell's Co.
$ 21,000	5.25%, 10/13/2054	17,773
900,000	5.40%, 03/21/2034(8)	886,585
190,000	Chobani LLC/Chobani Finance Corp., Inc. 6.38%, 04/15/2034(1)	192,830
	Conagra Brands, Inc.
103,000	5.00%, 08/01/2030	102,880
59,000	5.40%, 11/01/2048	51,961
950,000	Froneri Lux FinCo SARL 6.00%, 08/01/2032(1)	931,605
527,000	Industrial F&B Investments III, Inc. 7.75%, 02/11/2033(1)	537,086
	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
180,000	5.63%, 03/10/2037(1)	179,249
175,000	6.25%, 03/01/2056	171,420
1,960,000	6.38%, 04/15/2066	1,923,753
29,000	Kraft Heinz Foods Co. 5.20%, 07/15/2045	25,868
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Food - 0.7% - (continued)
	Mars, Inc.
$ 435,000	5.20%, 03/01/2035(1)	$436,730
2,740,000	5.65%, 05/01/2045(1)	2,722,546
95,000	Pilgrim's Pride Corp. 6.88%, 05/15/2034	102,646
44,000	Sysco Corp. 3.15%, 12/14/2051	28,046
		9,823,301
	Forest Products & Paper - 0.0%
42,000	International Paper Co. 4.80%, 06/15/2044	36,229
	Gas - 0.3%
1,140,000	Atmos Energy Corp. 4.75%, 01/15/2032	1,136,396
1,570,000	MPLX LP 5.50%, 06/01/2034	1,587,274
265,000	NiSource, Inc. 5.30%, 05/18/2036	265,180
935,000	Southern California Gas Co. 6.00%, 06/15/2055	947,693
505,000	Southern Co. Gas Capital Corp. 5.10%, 09/15/2035	500,567
		4,437,110
	Healthcare - Products - 0.4%
	Augusta SpinCo Corp.
835,000	4.66%, 03/23/2031	828,627
465,000	4.95%, 03/23/2033	462,146
950,000	Avantor Funding, Inc. 3.88%, 11/01/2029(1)	906,950
	Baxter International, Inc.
EUR 189,000	1.30%, 05/15/2029	204,049
$ 1,130,000	2.54%, 02/01/2032	972,702
490,000	4.90%, 12/15/2030	486,379
78,000	DH Europe Finance II SARL 3.25%, 11/15/2039	62,635
28,000	Solventum Corp. 5.90%, 04/30/2054	27,713
907,000	Thermo Fisher Scientific, Inc. 4.47%, 10/07/2032	892,578
		4,843,779
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
250,000	5.00%, 04/15/2029(1)	246,099
250,000	7.38%, 03/15/2033(1)(8)	257,356
	CHS/Community Health Systems, Inc.
126,000	4.75%, 02/15/2031(1)	115,915
200,000	6.88%, 04/15/2029(1)	196,721
250,000	9.75%, 01/15/2034(1)	261,020
87,000	10.88%, 01/15/2032(1)	93,694
	HCA, Inc.
215,000	3.63%, 03/15/2032	200,135
285,000	5.45%, 09/15/2034	288,060
130,000	5.60%, 04/01/2034	132,741
393,000	Humana, Inc. 5.95%, 03/15/2034	406,815
675,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	706,423
		2,904,979
	Insurance - 0.8%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
750,000	7.00%, 01/15/2031(1)	762,193
250,000	7.38%, 10/01/2032(1)	248,139
	Allianz SE
EUR 200,000	4.25%, 07/05/2052, (4.25% fixed rate until 01/05/2032; 3 mo. EURIBOR + 3.55% thereafter)(2)(5)	233,160
$ 200,000	5.10%, 01/30/2049, (5.10% fixed rate until 01/30/2029; 3 mo. USD Term SOFR + 3.70% thereafter)(2)(5)	200,268
	American National Global Funding
50,000	4.88%, 01/23/2031(1)	49,234
146,000	5.00%, 06/22/2029(1)	145,542
The accompanying notes are an integral part of these financial statements.

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Insurance - 0.8% - (continued)
$ 105,000	American National Group, Inc. 7.00%, 12/01/2055, (7.00% fixed rate until 12/01/2030; 5 yr. USD CMT + 3.18% thereafter)(2)	$102,529
EUR 150,000	ASR Nederland NV 7.00%, 12/07/2043, (7.00% fixed rate until 09/07/2033; 5 yr. EUR Swap + 5.30% thereafter)(2)(5)	201,394
	Asurion LLC/Asurion Co-Issuer, Inc.
$ 535,000	8.00%, 12/31/2032(1)	539,043
190,000	8.38%, 02/01/2034(1)	175,879
	Athene Global Funding
572,000	2.55%, 11/19/2030(1)	510,458
153,000	5.38%, 01/07/2030(1)	153,455
165,000	5.53%, 07/11/2031(1)	166,401
615,000	Athene Holding Ltd. 5.88%, 01/15/2034(8)	621,824
GBP 180,000	Aviva PLC 4.00%, 06/03/2055, (4.00% fixed rate until 03/03/2035; 5 yr. U.K. Government Bond + 4.70% thereafter)(2)(5)	205,747
EUR 100,000	AXA SA 6.38%, 07/16/2033, (6.38% fixed rate until 07/16/2033; 5 yr. EURIBOR ICE Swap + 3.84% thereafter)(2)(5)(7)	122,685
$ 77,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	69,398
210,000	CNO Global Funding 5.20%, 06/11/2031(1)	210,099
1,160,000	Fortitude Global Funding 5.50%, 06/12/2031(1)	1,165,765
	GA Global Funding Trust
580,000	4.50%, 09/18/2030(1)	562,014
585,000	5.20%, 12/09/2031(1)	578,014
150,000	5.50%, 01/08/2029(1)	151,539
	Global Atlantic Fin Co.
585,000	3.13%, 06/15/2031(1)	524,788
35,000	7.95%, 06/15/2033(1)	38,724
940,000	Globe Life, Inc. 4.80%, 06/15/2032	926,268
133,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(2)(7)	140,070
EUR 174,000	Metropolitan Life Global Funding I 3.25%, 03/31/2030(5)	198,510
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
200,000	1.25%, 05/26/2041, (1.25% fixed rate until 11/26/2030; 3 mo. EURIBOR + 2.55% thereafter)(2)(5)	206,237
100,000	4.25%, 05/26/2044, (4.25% fixed rate until 11/26/2033; 3 mo. EURIBOR + 2.60% thereafter)(2)(5)	116,041
$ 500,000	Principal Financial Group, Inc. 5.30%, 01/15/2037	495,285
103,000	RGA Global Funding 5.10%, 05/26/2031(1)	103,402
375,000	Sammons Financial Group Global Funding 5.10%, 06/22/2031(1)	373,439
225,000	Zurich Finance Ireland DAC 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(2)(5)	202,721
		10,500,265
	Internet - 0.7%
	Alphabet, Inc.
EUR 165,000	4.80%, 05/11/2063	192,127
$ 57,000	5.30%, 05/15/2065	52,275
30,000	5.75%, 02/15/2066	29,679
GBP 100,000	6.13%, 02/13/2126	125,680
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Internet - 0.7% - (continued)
	Amazon.com, Inc.
$ 220,000	5.55%, 11/20/2065	$205,561
1,215,000	5.95%, 03/13/2066	1,208,021
99,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	100,995
EUR 100,000	iliad SA 4.25%, 01/09/2032(5)	114,992
	Meta Platforms, Inc.
$ 1,015,000	5.55%, 08/15/2064	886,984
2,145,000	5.75%, 11/15/2065	1,926,921
173,000	6.20%, 05/15/2046	173,120
2,426,000	6.45%, 05/15/2066	2,395,972
EUR 100,000	Netflix, Inc. 4.63%, 05/15/2029	119,183
200,000	Rakuten Group, Inc. 4.25%, 04/22/2027, (4.25% fixed rate until 04/22/2027; 5 yr. EUR Swap + 4.74% thereafter)(2)(5)(7)	226,322
500,000	United Group BV 6.50%, 10/31/2031(1)	589,541
	Wayfair LLC
$ 122,000	7.13%, 05/31/2034(1)	125,437
750,000	7.25%, 10/31/2029(1)	774,045
		9,246,855
	Investment Company Security - 0.4%
650,000	Ares Strategic Income Fund 5.55%, 04/15/2031(8)	630,722
	Blackstone Private Credit Fund
325,000	5.95%, 07/16/2029	325,119
315,000	5.95%, 05/15/2031(8)	310,104
1,630,000	HA Sustainable Infrastructure Capital, Inc. 5.95%, 07/15/2033(1)	1,636,938
	HPS Corporate Lending Fund
160,000	5.15%, 04/02/2029(1)(8)	156,710
165,000	5.45%, 11/15/2030	159,507
1,255,000	5.65%, 04/02/2031(1)(8)	1,218,092
810,000	5.85%, 06/05/2030	798,553
190,000	6.30%, 08/19/2031(1)	189,526
EUR 200,000	JAB Holdings BV 4.75%, 06/29/2032(5)	241,956
$ 62,000	Sixth Street Lending Partners 5.75%, 01/15/2030	61,599
75,000	Sixth Street Specialty Lending, Inc. 5.65%, 08/15/2031	73,606
		5,802,432
	IT Services - 0.1%
900,000	McAfee Corp. 7.38%, 02/15/2030(1)(8)	764,768
	Leisure Time - 0.1%
	NCL Corp. Ltd.
500,000	6.25%, 03/01/2030(1)	498,795
175,000	6.25%, 09/15/2033(1)(8)	169,954
500,000	6.75%, 02/01/2032(1)	498,876
		1,167,625
	Lodging - 0.1%
100,000	Las Vegas Sands Corp. 3.90%, 08/08/2029	96,544
200,000	Studio City Co. Ltd. 6.13%, 05/15/2031(1)	197,399
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	191,660
200,000	Wynn Macau Ltd. 5.63%, 08/26/2028(5)	198,830
		684,433
	Machinery-Diversified - 0.1%
925,000	CompoSecure Holdings LLC 5.63%, 02/01/2033(1)	902,945
785,000	Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030	789,947
		1,692,892
	Media - 1.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.
1,000,000	4.25%, 02/01/2031(1)	900,582
The accompanying notes are an integral part of these financial statements.

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Media - 1.1% - (continued)
$ 250,000	4.75%, 02/01/2032(1)(8)	$222,993
125,000	5.00%, 02/01/2028(1)	123,434
220,000	7.38%, 02/01/2036(1)(8)	215,751
	Charter Communications Operating LLC/Charter Communications Operating Capital
665,000	3.70%, 04/01/2051	412,609
177,000	3.85%, 04/01/2061	103,944
1,460,000	5.13%, 07/01/2049	1,126,836
1,000,000	5.38%, 05/01/2047	809,394
41,000	5.50%, 04/01/2063	31,438
2,030,000	5.75%, 04/01/2048	1,708,719
520,000	6.48%, 10/23/2045	476,702
	Comcast Corp.
160,000	2.80%, 01/15/2051	89,177
1,430,000	2.89%, 11/01/2051	810,442
734,000	2.94%, 11/01/2056	397,526
	Cox Communications, Inc.
90,000	5.45%, 09/01/2034(1)	85,725
755,000	5.95%, 09/01/2054(1)	651,162
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
375,000	9.25%, 06/01/2032(1)	381,017
350,000	10.00%, 02/15/2031(1)	363,197
	Paramount Global
126,000	2.90%, 01/15/2027	124,465
1,145,000	4.20%, 05/19/2032	993,529
86,000	4.95%, 01/15/2031	79,940
580,000	5.25%, 04/01/2044	398,553
499,000	5.85%, 09/01/2043	373,623
53,000	6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(2)	45,287
550,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)	501,755
	Space Exploration Technologies Corp.
185,000	5.35%, 07/15/2031(1)	184,518
2,115,000	5.65%, 07/15/2033(1)	2,102,399
670,000	6.60%, 07/15/2046(1)	651,638
475,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	526,474
300,000	Time Warner Cable LLC 6.55%, 05/01/2037	297,383
		15,190,212
	Mining - 0.3%
450,000	Anglo American Capital PLC 4.50%, 03/15/2028(1)	449,286
EUR 100,000	Constellium SE 3.13%, 07/15/2029(5)	112,553
175,000	Glencore Capital Finance DAC 3.67%, 10/06/2032(5)	200,041
	Glencore Funding LLC
$ 360,000	5.63%, 04/04/2034(1)	369,475
725,000	6.38%, 10/06/2030(1)	764,252
	Kaiser Aluminum Corp.
370,000	4.50%, 06/01/2031(1)	354,204
350,000	5.88%, 03/01/2034(1)	346,362
950,000	Southern Copper Corp. 5.35%, 06/24/2036	944,775
		3,540,948
	Oil & Gas - 0.8%
	ConocoPhillips Co.
310,000	3.80%, 03/15/2052	227,486
265,000	4.03%, 03/15/2062	193,066
75,000	5.65%, 01/15/2065	72,216
265,000	5.70%, 09/15/2063	257,182
	Diamondback Energy, Inc.
520,000	5.40%, 04/18/2034	527,453
665,000	5.90%, 04/18/2064	648,680
80,000	6.25%, 03/15/2053	82,926
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Oil & Gas - 0.8% - (continued)
$ 1,345,000	Ecopetrol SA 7.75%, 02/01/2032	$1,408,303
2,035,000	Eni SpA 5.25%, 05/18/2036(1)	2,001,270
700,000	Matador Resources Co. 6.50%, 04/15/2032(1)	703,822
	Petroleos Mexicanos
1,750,000	5.95%, 01/28/2031	1,730,217
1,610,000	6.35%, 02/12/2048	1,327,567
630,000	Saudi Arabian Oil Co. 6.38%, 06/02/2055(1)	641,359
750,000	SM Energy Co. 6.75%, 08/01/2029(1)	763,664
531,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	553,245
72,000	TotalEnergies Capital International SA 2.99%, 06/29/2041	53,870
EUR 100,000	Var Energi ASA 7.86%, 11/15/2083, (7.86% fixed rate until 11/15/2028; 5 yr. EURIBOR ICE Swap + 4.77% thereafter)(2)(5)	123,469
		11,315,795
	Oil & Gas Services - 0.0%
$ 650,000	USA Compression Partners LP/USA Compression Finance Corp. 6.25%, 10/01/2033(1)	644,428
	Packaging & Containers - 0.1%
	Clydesdale Acquisition Holdings, Inc.
350,000	6.63%, 04/15/2029(1)	349,561
489,000	8.75%, 04/15/2030(1)	482,354
525,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2030(1)	516,496
		1,348,411
	Pharmaceuticals - 0.4%
EUR 100,000	Bayer AG 7.00%, 09/25/2083, (7.00% fixed rate until 09/25/2031; 5 yr. EURIBOR + 3.90% thereafter)(2)(5)	126,373
	Cardinal Health, Inc.
$ 720,000	4.50%, 09/15/2030	714,041
1,080,000	5.00%, 11/15/2029	1,090,528
365,000	5.35%, 11/15/2034	369,298
210,000	Cencora, Inc. 5.13%, 02/15/2034	210,745
95,000	CVS Health Corp. 7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(2)	98,629
EUR 170,000	Teva Pharmaceutical Finance Netherlands II BV 4.38%, 05/09/2030	197,753
$ 500,000	Teva Pharmaceutical Finance Netherlands III BV 6.00%, 12/01/2032	518,822
EUR 150,000	Upjohn Finance BV 1.91%, 06/23/2032(5)	153,635
	Viatris, Inc.
$ 965,000	3.85%, 06/22/2040	758,775
370,000	4.00%, 06/22/2050	253,990
EUR 107,000	4.25%, 06/17/2033	123,500
$ 68,000	Zoetis, Inc. 4.45%, 08/20/2048	56,885
		4,672,974
	Pipelines - 1.1%
	Buckeye Partners LP
250,000	5.85%, 11/15/2043	229,236
600,000	6.75%, 02/01/2030(1)	619,683
50,000	Cheniere Energy, Inc. 5.20%, 07/30/2036(1)	49,232
	Columbia Pipelines Holding Co. LLC
585,000	5.00%, 11/17/2032(1)	578,521
363,000	5.10%, 10/01/2031(1)	363,347
105,000	Columbia Pipelines Operating Co. LLC 5.51%, 05/15/2036(1)	105,422
	Enbridge, Inc.
555,000	5.45%, 03/27/2036	560,950
93,000	5.70%, 03/08/2033	96,027
The accompanying notes are an integral part of these financial statements.

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Pipelines - 1.1% - (continued)
$ 105,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(2)	$105,624
90,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(2)	102,888
100,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(2)	106,156
	Galaxy Pipeline Assets Bidco Ltd.
946,534	2.94%, 09/30/2040(1)	785,194
522,080	2.94%, 09/30/2040(5)	433,653
1,500,000	Green Palm Bidco SARL 5.96%, 06/30/2041(1)	1,515,872
	Greensaif Pipelines Bidco SARL
210,000	5.85%, 02/23/2036(1)	214,395
810,000	6.13%, 02/23/2038(5)	838,488
	Hess Midstream Operations LP
1,419,000	4.25%, 02/15/2030(1)	1,368,797
560,000	6.50%, 06/01/2029(1)	571,445
815,000	MPLX LP 5.00%, 01/15/2033	809,645
95,000	NGPL PipeCo LLC 5.60%, 08/15/2036(1)	94,476
750,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	759,520
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	197,973
140,000	4.75%, 10/15/2031	138,387
725,000	5.05%, 11/01/2034	709,119
155,000	5.40%, 10/15/2035	154,734
430,000	6.05%, 09/01/2033	450,113
240,000	6.10%, 11/15/2032	252,285
60,000	7.15%, 01/15/2051	66,519
135,000	Rio Grande LNG LLC 5.25%, 06/30/2031(1)	134,977
500,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	513,956
105,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(2)	103,859
625,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	685,946
	Williams Cos., Inc.
585,000	5.15%, 03/15/2036	574,975
165,000	5.65%, 03/15/2033	169,862
		14,461,276
	Real Estate - 0.0%
EUR 110,000	Samhallsbyggnadsbolaget I Norden Holding AB 1.13%, 09/26/2029(5)	104,985
100,000	Shurgard Luxembourg SARL 4.00%, 05/27/2035(5)	113,044
		218,029
	Real Estate Investment Trusts - 0.4%
$ 447,000	American Assets Trust LP 3.38%, 02/01/2031	408,594
EUR 100,000	Carmila SA 3.75%, 01/13/2033(5)	112,465
	Hudson Pacific Properties LP
$ 389,000	4.65%, 04/01/2029(8)	368,473
350,000	5.95%, 02/15/2028	346,552
EUR 100,000	Iron Mountain, Inc. 4.75%, 01/15/2034(5)	113,501
	Kilroy Realty LP
$ 379,000	3.05%, 02/15/2030	350,081
1,830,000	5.88%, 10/15/2035	1,808,735
30,000	6.25%, 01/15/2036	30,447
50,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	52,188
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Real Estate Investment Trusts - 0.4% - (continued)
EUR 280,000	Prologis Euro Finance LLC 3.25%, 09/22/2032	$315,102
$ 124,000	Prologis LP 5.00%, 01/31/2035	123,286
	Prologis Targeted U.S. Logistics Fund LP
420,000	4.25%, 01/15/2031(1)	409,288
830,000	4.75%, 01/15/2036(1)	795,892
EUR 250,000	WP Carey, Inc. 3.75%, 05/10/2035	279,213
		5,513,817
	Retail - 0.3%
	Bertrand Franchise Finance SAS
500,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(2)(5)	571,216
100,000	6.50%, 07/18/2030(5)	114,958
$ 56,000	Home Depot, Inc. 3.13%, 12/15/2049	37,374
125,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(1)	124,775
375,000	LBM Acquisition LLC 9.50%, 06/15/2031(1)	332,516
1,002,000	Petco Health & Wellness Co., Inc. 8.25%, 02/01/2031(1)	1,009,829
875,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	804,960
678,000	Staples, Inc. 10.75%, 09/01/2029(1)	646,777
		3,642,405
	Semiconductors - 0.6%
	Broadcom, Inc.
1,095,000	3.47%, 04/15/2034	983,299
853,000	5.20%, 07/15/2035	855,867
	Foundry JV Holdco LLC
290,000	5.90%, 01/25/2033(1)	302,253
595,000	6.15%, 01/25/2032(1)	624,095
	Intel Corp.
350,000	3.10%, 02/15/2060	199,785
664,000	3.25%, 11/15/2049	432,328
2,135,000	3.73%, 12/08/2047	1,537,051
117,000	4.00%, 12/15/2032	110,478
110,000	5.30%, 05/15/2036	109,450
EUR 100,000	MKS, Inc. 4.25%, 02/15/2034(5)	112,836
$ 1,425,000	NVIDIA Corp. 5.55%, 06/15/2046	1,414,414
1,130,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,032,145
		7,714,001
	Software - 0.9%
778,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	745,965
	Cloud Software Group, Inc.
325,000	6.50%, 03/31/2029(1)	315,342
110,000	6.63%, 08/15/2033(1)	95,369
325,000	9.00%, 09/30/2029(1)	315,455
80,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	79,715
1,110,000	Open Text Corp. 3.88%, 12/01/2029(1)	1,020,583
	Oracle Corp.
668,000	3.60%, 04/01/2040	487,084
1,070,000	3.60%, 04/01/2050	650,680
139,000	3.65%, 03/25/2041	99,817
875,000	3.85%, 04/01/2060	513,878
835,000	3.95%, 03/25/2051	534,218
285,000	4.10%, 03/25/2061	174,328
344,000	4.30%, 07/08/2034	307,025
105,000	4.70%, 09/27/2034	96,204
2,645,000	4.80%, 09/26/2032	2,516,747
155,000	4.90%, 02/06/2033	146,959
1,030,000	5.35%, 05/04/2033	1,000,514
480,000	5.50%, 09/27/2064	371,224
The accompanying notes are an integral part of these financial statements.

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Software - 0.9% - (continued)
$ 308,000	5.88%, 09/26/2045	$269,615
350,000	6.00%, 08/03/2055	297,991
455,000	6.10%, 09/26/2065	380,672
755,000	6.85%, 02/04/2066	702,745
	Rocket Software, Inc.
524,000	6.50%, 02/15/2029(1)(8)	471,840
515,000	9.00%, 11/28/2028(1)	511,924
EUR 100,000	TeamSystem SpA 6.50%, 07/01/2032(1)	114,079
		12,219,973
	Telecommunications - 0.8%
	Altice France SA
$ 375,000	6.50%, 04/15/2032(1)	362,408
250,000	6.88%, 07/15/2032(1)	242,419
	AT&T, Inc.
39,000	3.30%, 02/01/2052	24,655
33,000	4.75%, 05/15/2046	27,743
570,000	6.30%, 10/30/2066	564,918
885,000	Beacon Point DC LLC 6.13%, 11/30/2042(1)	892,601
80,000	Black Pearl Compute LLC 6.13%, 02/15/2031(1)	81,025
GBP 145,000	British Telecommunications Ltd. 8.38%, 12/20/2083, (8.38% fixed rate until 09/20/2028; 5 yr. U.K. Government Bond + 3.82% thereafter)(2)(5)	203,080
$ 675,000	EchoStar Corp. 6.75%, 11/30/2030(9)	686,206
465,000	HUT 8 DC LLC 6.19%, 11/15/2042(1)	470,990
EUR 575,000	Iliad Holding SAS 6.88%, 04/15/2031(5)	691,298
	Level 3 Financing, Inc.
$ 350,000	7.00%, 03/31/2034(1)	360,898
300,000	7.50%, 02/15/2037(1)	307,914
310,000	8.50%, 01/15/2036(1)	332,889
	NTT Finance Corp.
EUR 269,000	3.33%, 11/01/2029(1)	307,781
$ 575,000	5.17%, 07/16/2032(1)	574,952
765,000	5.26%, 11/01/2033(1)	762,642
2,095,000	Road Michigan Property Owner I LLC 7.50%, 03/30/2045(1)	2,088,181
100,000	Rogers Communications, Inc. 6.88%, 07/31/2056, (6.88% fixed rate until 05/02/2031; 5 yr. USD CMT + 2.84% thereafter)(2)	101,173
40,000	Stingray Compute LLC 6.00%, 06/15/2031(1)	40,079
EUR 100,000	Telecommunications Co. Telekom Srbija AD Belgrade 6.75%, 05/18/2033(1)	117,245
200,000	Telefonica Europe BV 6.75%, 06/07/2031, (6.75% fixed rate until 06/07/2031; 8 yr. EURIBOR ICE Swap + 3.62% thereafter)(2)(5)(7)	251,035
180,000	Vodafone Group PLC 3.00%, 08/27/2080, (3.00% fixed rate until 05/27/2030; 5 yr. EUR Swap + 3.48% thereafter)(2)(5)	198,158
$ 635,000	WULF Compute LLC 7.75%, 10/15/2030(1)	666,971
		10,357,261
	Transportation - 0.0%
58,000	Canadian Pacific Railway Co. 3.10%, 12/02/2051	37,874
	Water - 0.1%
EUR 170,000	Severn Trent Utilities Finance PLC 4.00%, 03/05/2034(5)	196,770
	SW Finance I PLC
GBP 255,000	5.75%, 11/19/2030(5)	329,370
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 18.9% - (continued)
	Water - 0.1% - (continued)
GBP 145,000	6.88%, 08/07/2032(5)	$193,617
100,000	Yorkshire Water Finance PLC 6.38%, 11/18/2034(5)	135,620
		855,377
	Total Corporate Bonds (cost $256,190,006)	$252,267,919
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Brazil - 0.0%
EUR 175,000	Brazil Government International Bonds 4.88%, 04/23/2033	$200,624
	Bulgaria - 0.0%
170,000	Bulgaria Government International Bonds 4.13%, 05/07/2038(5)	194,714
	Germany - 0.9%
	Bundesobligation
1,224,346	2.10%, 04/12/2029(5)	1,383,012
3,076,410	2.20%, 10/10/2030(5)	3,462,056
1,449,691	2.50%, 04/16/2031(5)	1,649,016
	Bundesrepublik Deutschland Bundesanleihe
543,963	2.30%, 02/15/2033(5)	606,867
1,176,556	2.50%, 11/15/2032(5)	1,330,546
1,729,073	2.50%, 02/15/2035(5)	1,929,782
1,165,842	2.60%, 05/15/2041(5)	1,238,402
62,520	2.90%, 02/15/2036(5)	71,669
225,454	Bundesschatzanweisungen 2.00%, 12/16/2027(5)	255,708
		11,927,058
	Indonesia - 0.1%
	Indonesia Government International Bonds
154,000	1.00%, 07/28/2029	162,860
112,000	1.30%, 03/23/2034	102,941
100,000	5.13%, 05/29/2038	117,198
651,000	5.13%, 05/29/2038	762,963
		1,145,962
	Israel - 0.2%
	Israel Government International Bonds
$ 390,000	2.75%, 07/03/2030	357,928
555,000	5.38%, 03/12/2029	560,676
785,000	5.38%, 02/19/2030	794,620
	State of Israel
820,000	3.80%, 05/13/2060(5)	555,263
130,000	3.80%, 05/13/2060(5)	88,030
		2,356,517
	Mexico - 0.6%
	Mexico Government International Bonds
765,000	3.50%, 02/12/2034	651,398
685,000	3.50%, 02/12/2034	584,428
EUR 200,000	4.88%, 05/16/2036	228,628
$ 2,775,000	5.38%, 03/22/2033	2,711,314
1,025,000	5.38%, 03/22/2033	1,001,886
850,000	5.63%, 02/09/2034	836,400
380,000	6.00%, 05/07/2036	378,632
1,090,000	6.25%, 08/27/2037	1,090,321
360,000	6.88%, 05/13/2037	377,208
		7,860,215
	Morocco - 0.0%
EUR 177,000	Morocco Government International Bonds 4.75%, 05/26/2034(1)	206,300
	Philippines - 0.1%
$ 935,000	Philippines Government International Bonds 5.33%, 06/24/2036	934,321
The accompanying notes are an integral part of these financial statements.

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Romania - 0.3%
	Romania Government International Bonds
EUR 750,000	2.63%, 12/02/2040(1)	$578,675
170,000	2.63%, 12/02/2040(5)	131,166
3,407,000	2.75%, 04/14/2041(5)	2,642,187
100,000	3.88%, 10/29/2035(5)	101,500
$ 1,110,000	5.75%, 03/24/2035(5)	1,076,019
EUR 85,000	6.13%, 10/07/2037(5)	98,801
		4,628,348
	Serbia - 0.0%
	Serbia International Bonds
152,000	1.50%, 06/26/2029(5)	161,691
100,000	4.88%, 05/06/2038(1)	114,282
		275,973
	Total Foreign Government Obligations (cost $30,170,087)	$29,730,032
MUNICIPAL BONDS - 0.1%
	School District - 0.1%
$ 1,540,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	$1,506,656
	Total Municipal Bonds (cost $1,524,600)	$1,506,656
SENIOR FLOATING RATE INTERESTS - 0.9%(10)
	Entertainment - 0.1%
1,684,784	Caesars Entertainment, Inc. 5.90%, 02/06/2030, 1 mo. USD Term SOFR + 2.25%(2)	$1,625,294
	Media - 0.8%
3,476,087	Charter Communications Operating LLC 5.69%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%(2)	3,429,612
6,517,211	Discovery Global Holdings, Inc. 6.14%, 06/03/2033, 1 mo. USD Term SOFR + 2.50%(2)	6,516,625
		9,946,237
	Total Senior Floating Rate Interests (cost $11,532,051)	$11,571,531
U.S. GOVERNMENT AGENCIES - 48.0%
	Mortgage-Backed Agencies - 48.0%
	Federal Home Loan Mortgage Corp. - 9.0%
28,692	0.00%, 11/15/2036(6)(11)	$24,116
5,625,553	0.57%, 12/25/2033(2)(4)	143,622
3,434,145	0.71%, 10/25/2026(2)(4)	2,959
18,003,545	0.72%, 03/25/2027(2)(4)	45,943
16,993,285	0.80%, 12/25/2030(2)(4)	456,402
9,262,833	0.85%, 06/25/2027(2)(4)	41,952
4,120,853	0.95%, 11/25/2030(2)(4)	129,847
1,432,586	1.00%, 02/25/2051	1,241,969
7,503,339	1.11%, 10/25/2030(2)(4)	262,187
12,615,626	1.20%, 06/25/2030(2)(4)	469,227
6,695,477	1.50%, 05/15/2037(4)	327,918
726,289	1.50%, 11/01/2051	556,428
6,087,552	1.67%, 05/25/2030(2)(4)	306,388
492,707	1.75%, 10/15/2042	428,486
236,785	2.00%, 12/01/2040	207,248
1,540,544	2.00%, 05/01/2041	1,325,267
1,708,491	2.00%, 12/01/2041	1,481,617
1,438,505	2.00%, 10/01/2050	1,161,856
1,357,871	2.00%, 02/01/2051	1,105,337
1,809,345	2.00%, 03/01/2051	1,472,938
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 9.0% - (continued)
$ 2,414,034	2.00%, 04/01/2051	$1,943,344
1,329,179	2.00%, 05/01/2051	1,087,020
573,016	2.00%, 08/01/2051	461,850
581,487	2.00%, 11/01/2051	471,113
2,159,491	2.00%, 04/01/2052	1,758,740
3,148,649	2.00%, 06/15/2052(4)	398,772
3,486,546	2.12%, 05/25/2055, 30 day USD SOFR Average + 5.75%(2)(4)	193,973
2,164,843	2.32%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	135,865
2,917,784	2.32%, 10/25/2055, 30 day USD SOFR Average + 5.95%(2)(4)	187,552
45,915	2.50%, 05/15/2028(4)	815
786,756	2.50%, 05/01/2050	671,354
893,566	2.50%, 06/01/2050	761,865
882,533	2.50%, 07/01/2050	745,625
1,566,286	2.50%, 11/01/2050	1,327,389
481,100	2.50%, 02/01/2051	410,738
1,673,208	2.50%, 03/01/2051	1,411,641
2,118,894	2.50%, 03/25/2051(4)	310,374
613,998	2.50%, 05/01/2051	518,544
732,493	2.50%, 07/01/2051	618,774
921,142	2.50%, 10/01/2051	779,627
2,359,980	2.50%, 03/15/2052(4)	346,395
1,412,053	2.50%, 03/25/2052	1,258,148
2,272,042	2.50%, 04/01/2052	1,913,855
2,689,829	2.50%, 08/25/2052(4)	407,813
91,941	3.00%, 03/15/2028(4)	1,497
236,285	3.00%, 08/01/2029	232,172
1,145,529	3.00%, 10/01/2032	1,104,481
181,346	3.00%, 03/15/2033(4)	11,233
734,786	3.00%, 04/01/2033	708,564
1,314,727	3.00%, 11/01/2036	1,238,195
793,045	3.00%, 01/01/2037	746,328
2,019,985	3.00%, 03/25/2040	1,812,430
2,879,952	3.00%, 11/01/2046	2,585,998
366,672	3.00%, 12/01/2046	328,998
2,249,197	3.00%, 09/25/2051(4)	352,978
1,656,569	3.00%, 10/01/2051	1,469,360
641,692	3.00%, 01/01/2052	569,978
856,723	3.00%, 05/01/2052	757,170
271,447	3.25%, 11/15/2041	252,063
2,416	3.50%, 09/15/2026(4)	5
377,019	3.50%, 05/15/2034(4)	25,052
852,339	3.50%, 08/01/2034	823,091
422,767	3.50%, 10/15/2045	395,773
196,323	3.50%, 06/01/2046	182,536
847,200	3.50%, 03/01/2048	784,948
178,589	3.50%, 08/01/2048	166,119
1,587,519	3.50%, 04/25/2051(4)	308,328
3,095	4.00%, 07/15/2027(4)	30
337	4.00%, 03/15/2028(4)	3
196	4.00%, 06/15/2028(4)	0 (12)
116,004	4.00%, 07/15/2030(4)	5,081
911,357	4.00%, 05/25/2040(4)	131,125
995,750	4.00%, 09/15/2041	955,207
847,148	4.00%, 05/01/2042	822,452
265,308	4.00%, 08/01/2042	255,736
361,839	4.00%, 09/01/2042	348,861
13,994	4.00%, 07/01/2044	13,779
1,714,843	4.00%, 03/25/2045(4)	273,756
78,556	4.00%, 06/01/2045	75,054
247,974	4.00%, 02/01/2046	236,767
105,977	4.00%, 04/01/2047	101,819
90,761	4.00%, 09/01/2048	86,222
386,658	4.00%, 05/01/2049	369,370
The accompanying notes are an integral part of these financial statements.

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 9.0% - (continued)
$ 1,517,965	4.00%, 07/01/2049	$1,446,120
180,196	4.50%, 09/01/2044	174,093
1,744,647	4.50%, 05/25/2050(4)	320,426
340,248	4.50%, 09/01/2052	328,436
6,433,877	4.50%, 10/01/2054	6,199,402
671,940	4.75%, 07/15/2039	671,737
247,112	5.00%, 09/15/2033(4)	29,611
3,105	5.00%, 03/01/2039	3,119
87,217	5.00%, 08/01/2039	88,063
2,435	5.00%, 09/01/2039	2,442
4,748	5.00%, 12/01/2039	4,771
636,749	5.00%, 07/01/2040	639,828
4,147	5.00%, 04/01/2041	4,187
9,503	5.00%, 04/01/2044	9,588
9,371	5.00%, 05/01/2044	9,277
367,768	5.00%, 02/15/2048(4)	70,346
444,158	5.00%, 08/01/2052	439,963
596,904	5.00%, 08/25/2052	594,927
682,599	5.00%, 10/25/2052	679,508
1,448,962	5.00%, 04/01/2053	1,436,982
1,341,393	5.00%, 07/01/2053	1,329,643
1,187,818	5.00%, 11/01/2054	1,179,336
732,805	5.00%, 01/01/2056	720,456
454,999	5.00%, 03/01/2056	447,337
3,213,108	5.00%, 04/01/2056	3,158,783
634,937	5.00%, 05/01/2056	624,180
19,069,984	5.00%, 06/01/2056	18,746,876
54,942	5.00%, 07/01/2056	54,011
3,008	5.50%, 03/01/2028	3,022
16,546	5.50%, 04/01/2033	16,624
204,310	5.50%, 05/01/2034	207,305
4,426	5.50%, 05/01/2037	4,559
12,309	5.50%, 11/01/2037	12,680
1,939,556	5.50%, 12/01/2037	1,972,324
23,038	5.50%, 02/01/2038	23,651
10,075	5.50%, 04/01/2038	10,343
13,055	5.50%, 06/01/2038	13,393
1,280,537	5.50%, 08/01/2038	1,319,151
130,084	5.50%, 09/01/2038	133,496
2,598	5.50%, 12/01/2039	2,667
34,694	5.50%, 02/01/2040	35,604
113,987	5.50%, 05/01/2040	117,018
109,329	5.50%, 08/01/2040	112,197
548,346	5.50%, 06/01/2041	562,536
462,773	5.50%, 10/15/2046(4)	87,127
1,817,591	5.50%, 02/01/2053	1,835,224
1,380,000	5.73%, 03/25/2046, 30 day USD SOFR Average + 2.10%(1)(2)	1,400,436
356	6.00%, 07/01/2029	364
48,314	6.00%, 10/01/2032	49,483
953	6.00%, 11/01/2032	976
54,760	6.00%, 12/01/2032	56,086
5,311	6.00%, 11/01/2033	5,444
10,431	6.00%, 01/01/2034	10,683
5,447	6.00%, 02/01/2034	5,580
50,217	6.00%, 08/01/2034	51,562
56,398	6.00%, 09/01/2034	57,908
73,742	6.00%, 01/01/2035	75,527
321,026	6.00%, 11/01/2037	337,185
864,701	6.00%, 11/01/2052	889,809
944,188	6.00%, 12/01/2052	977,518
447,767	6.00%, 03/01/2053	465,722
3,439,614	6.00%, 06/01/2054	3,540,362
3,164,280	6.00%, 08/01/2054	3,247,122
1,064,410	6.00%, 11/01/2055	1,095,425
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal Home Loan Mortgage Corp. - 9.0% - (continued)
$ 485,000	6.29%, 06/25/2046, 30 day USD SOFR Average + 2.70%(1)(2)	$485,894
47	6.50%, 08/01/2032	49
103,941	6.50%, 07/15/2036	106,691
45,250	6.50%, 12/01/2037	48,003
1,432,000	6.53%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,452,937
3,990,000	6.98%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,099,581
3,815,000	7.13%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	3,967,803
620,000	7.18%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	637,161
1,629,000	7.28%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,644,549
1,705,000	7.33%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,758,819
8	7.50%, 09/01/2029	8
		120,196,508
	Federal National Mortgage Association - 11.0%
27,491	0.00%, 03/25/2036(6)(11)	23,783
282,959	0.00%, 06/25/2041(6)(11)	217,148
6,853,984	0.39%, 01/25/2030(2)(4)	48,259
4,165,283	1.50%, 09/01/2051	3,192,361
287,005	1.50%, 10/01/2051	219,812
378,987	1.50%, 04/01/2052	290,261
7,719,393	1.58%, 05/25/2029(2)(4)	194,278
661,264	1.75%, 12/25/2042	597,662
633,649	1.93%, 04/25/2055(2)(4)	33,010
497,001	1.99%, 08/25/2044(2)(4)	27,622
455,811	2.00%, 09/25/2039	406,518
971,293	2.00%, 09/01/2040	849,592
2,293,198	2.00%, 12/01/2040	2,001,618
937,659	2.00%, 04/01/2041	817,327
309,773	2.00%, 05/01/2041	270,295
1,227,167	2.00%, 10/01/2041	1,061,325
892,802	2.00%, 03/25/2050	763,311
4,892,151	2.00%, 12/01/2050	3,942,841
7,225,262	2.00%, 02/01/2051	5,842,977
7,013,679	2.00%, 03/01/2051	5,637,147
445,065	2.00%, 07/01/2051	358,613
560,383	2.00%, 10/01/2051	456,840
3,260,826	2.00%, 03/25/2052(4)	405,522
17,789	2.00%, 04/01/2052	14,253
602,412	2.01%, 05/25/2046(2)(4)	26,969
401,891	2.16%, 06/25/2055(2)(4)	17,966
2,079,280	2.21%, 03/25/2055, 30 day USD SOFR Average + 5.84%(2)(4)	95,699
797,970	2.25%, 04/01/2033	697,179
3,162,936	2.32%, 10/25/2054, 30 day USD SOFR Average + 5.95%(2)(4)	148,598
43,522	2.50%, 06/25/2028(4)	724
1,695,023	2.50%, 09/01/2040	1,517,630
70,978	2.50%, 01/01/2043	62,401
1,628,885	2.50%, 02/01/2043	1,435,423
566,293	2.50%, 03/01/2043	499,184
1,231,445	2.50%, 05/01/2043	1,082,636
967,244	2.50%, 06/01/2043	845,860
617,105	2.50%, 04/01/2045	531,100
790,351	2.50%, 04/01/2050	671,653
914,001	2.50%, 06/01/2050	775,794
149,734	2.50%, 07/01/2050	126,257
1,446,663	2.50%, 09/01/2050	1,222,155
2,438,407	2.50%, 10/01/2050	2,081,762
1,052,868	2.50%, 01/01/2051	898,659
The accompanying notes are an integral part of these financial statements.

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 2,632,108	2.50%, 02/25/2051(4)	$435,567
8,644,105	2.50%, 05/01/2051	7,353,587
1,176,346	2.50%, 07/01/2051	996,913
774,947	2.50%, 09/01/2051	658,998
6,071,572	2.50%, 11/01/2051	5,178,308
1,383,035	2.50%, 12/01/2051	1,180,348
1,349,435	2.50%, 01/01/2052	1,149,984
1,997,788	2.50%, 03/01/2052	1,680,702
2,608,164	2.50%, 06/25/2052(4)	393,171
2,584,160	2.50%, 09/25/2052(4)	400,807
1,855,765	2.50%, 01/01/2057	1,561,205
18,358	3.00%, 09/25/2027(4)	179
76,870	3.00%, 01/25/2028(4)	540
806,315	3.00%, 04/25/2033(4)	44,172
305,740	3.00%, 08/01/2033	295,198
923,934	3.00%, 03/01/2037	871,488
1,423,403	3.00%, 06/01/2043	1,298,699
940,503	3.00%, 09/01/2048	841,570
884,806	3.00%, 08/25/2049	797,712
2,177,393	3.00%, 08/01/2050	1,920,301
864,183	3.00%, 10/01/2050	757,807
1,265,259	3.00%, 12/01/2050	1,109,710
408,959	3.00%, 04/01/2051	359,761
1,118,832	3.00%, 05/01/2051	999,567
1,260,178	3.00%, 08/01/2051	1,112,900
3,172,499	3.00%, 10/01/2051	2,800,650
3,792,681	3.00%, 11/01/2051	3,335,558
1,726,386	3.00%, 12/01/2051	1,520,209
912,419	3.00%, 04/01/2052	804,709
1,200,184	3.00%, 05/01/2052	1,060,117
10,448	3.50%, 05/25/2027(4)	62
46,255	3.50%, 10/25/2027(4)	714
150,061	3.50%, 05/25/2030(4)	6,284
29,108	3.50%, 08/25/2030(4)	748
335	3.50%, 02/25/2031(4)	1
201,600	3.50%, 09/25/2035(4)	16,479
999,957	3.50%, 11/25/2039(4)	82,346
1,687,879	3.50%, 08/01/2043	1,587,013
510,609	3.50%, 10/01/2044	474,916
492,230	3.50%, 02/01/2045	457,612
466,274	3.50%, 01/01/2046	433,534
352,706	3.50%, 03/01/2046	327,900
846,783	3.50%, 09/01/2046	785,273
406,480	3.50%, 10/01/2046	376,290
289,051	3.50%, 10/25/2046(4)	52,727
420,970	3.50%, 11/01/2046	390,916
588,648	3.50%, 05/01/2047	546,482
299,004	3.50%, 09/01/2047	277,150
250,498	3.50%, 12/01/2047	232,165
172,212	3.50%, 02/01/2048	158,922
913,838	3.50%, 07/01/2048	847,903
1,968,082	3.50%, 04/01/2052	1,804,933
3,384,691	3.50%, 09/01/2057	3,043,416
1,900,020	3.50%, 05/01/2058	1,708,439
1,080,500	3.92%, 10/01/2030	1,056,949
1,059,527	4.00%, 10/01/2040	1,027,675
413,748	4.00%, 11/01/2040	401,091
315,522	4.00%, 12/01/2040	306,098
146,066	4.00%, 02/01/2041	140,613
390,700	4.00%, 03/01/2041	378,123
912,132	4.00%, 06/01/2041	887,044
128,481	4.00%, 03/25/2042(4)	12,276
174,247	4.00%, 08/01/2042	167,718
407,885	4.00%, 09/01/2042	393,112
60,918	4.00%, 11/25/2042(4)	5,117
62,870	4.00%, 03/01/2045	60,066
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 233,124	4.00%, 03/01/2046	$223,196
88,910	4.00%, 05/01/2046	84,640
405,470	4.00%, 06/01/2046	386,379
991,579	4.00%, 10/01/2047	941,802
439,812	4.00%, 09/01/2048	417,319
296,906	4.00%, 01/01/2049	284,767
98,131	4.00%, 08/01/2049	94,007
1,779,537	4.00%, 04/01/2050	1,692,194
1,823,200	4.00%, 11/25/2050(4)	366,081
285,832	4.00%, 08/01/2051	274,958
1,259,446	4.00%, 06/01/2052	1,187,771
1,714,400	4.12%, 11/01/2030	1,689,627
216,389	4.50%, 09/01/2035	213,999
792,184	4.50%, 12/01/2037	792,993
811,463	4.50%, 08/01/2040	802,316
804,189	4.50%, 10/01/2040	795,285
425,448	4.50%, 10/01/2041	420,737
941,738	4.50%, 08/25/2043(4)	174,319
337,978	4.50%, 09/01/2043	334,236
442,983	4.50%, 04/01/2049	431,347
2,064,195	4.50%, 01/01/2051	1,991,502
1,670,033	4.50%, 10/01/2052	1,616,487
490,962	4.50%, 11/01/2052	474,451
1,416,506	4.50%, 03/01/2053	1,365,389
602,170	4.50%, 02/01/2055	581,100
83,214	5.00%, 04/25/2038	83,368
1,743,806	5.00%, 07/25/2047	1,726,126
989,173	5.00%, 12/25/2051	982,142
1,510,766	5.00%, 07/01/2052	1,496,498
1,053,628	5.00%, 08/01/2052	1,046,612
71,172	5.00%, 02/01/2056	69,969
142,986	5.00%, 04/01/2056	140,569
999,999	5.00%, 05/01/2056	983,056
2,050,000	5.07%, 12/01/2028	2,075,388
48,482	5.50%, 06/01/2033	49,393
43,816	5.50%, 08/01/2033	43,974
268,772	5.50%, 09/01/2033	272,127
230,073	5.50%, 12/01/2033	232,978
178,888	5.50%, 01/01/2034	181,220
956,210	5.50%, 11/01/2035	967,109
276,303	5.50%, 04/01/2036	284,283
184,565	5.50%, 09/01/2036	186,328
170,137	5.50%, 04/25/2037	173,656
634,458	5.50%, 04/01/2038	645,176
870,289	5.50%, 11/01/2039	884,408
1,979,730	5.50%, 08/01/2040	2,013,045
692,751	5.50%, 11/25/2040(4)	73,046
627,414	5.50%, 06/25/2042(4)	115,820
754,710	5.50%, 08/25/2044(4)	108,596
1,062,881	5.50%, 03/25/2052	1,066,343
1,017,864	5.50%, 04/25/2052	1,028,886
1,716,380	5.50%, 11/01/2052	1,741,465
3,558,479	5.50%, 12/01/2052	3,602,946
1,758,423	5.50%, 01/01/2053	1,783,212
1,818,061	5.50%, 06/01/2053	1,839,456
8,974	5.51%, 05/25/2042(2)(4)	903
91,971	6.00%, 12/01/2032	94,097
113,063	6.00%, 01/01/2033	115,676
15,345	6.00%, 02/01/2033	15,744
85,872	6.00%, 03/01/2033	87,857
264,760	6.00%, 02/01/2037	277,746
247,673	6.00%, 01/25/2042(4)	9,096
973,153	6.00%, 05/01/2053	1,007,986
980,233	6.00%, 09/01/2054	1,007,065
97	6.50%, 05/01/2031	101
304	6.50%, 09/01/2031	314
The accompanying notes are an integral part of these financial statements.

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Federal National Mortgage Association - 11.0% - (continued)
$ 279	6.50%, 07/01/2032	$288
183	7.00%, 07/01/2029	193
44	7.00%, 12/01/2030	46
38	7.00%, 03/01/2032	40
64	7.50%, 06/01/2027	64
2,164	7.50%, 03/01/2030	2,192
3,679	7.50%, 04/01/2030	3,720
230	7.50%, 06/01/2030	235
607	7.50%, 07/01/2030	621
161	7.50%, 08/01/2030	164
535	7.50%, 05/01/2031	544
2,580	7.50%, 06/01/2031	2,622
154	7.50%, 08/01/2031	155
10,758	7.50%, 09/01/2031	10,955
22	7.50%, 05/01/2032	23
		145,951,112
	Government National Mortgage Association - 6.7%
2,016,697	2.00%, 10/20/2050	1,657,836
3,874,903	2.00%, 12/20/2050	3,179,335
6,370,000	2.00%, 07/20/2056(13)	5,216,402
287,064	2.50%, 12/16/2039	271,822
631,341	2.50%, 07/20/2041	569,958
1,576,260	2.50%, 11/20/2049	1,356,541
1,253,864	2.50%, 03/20/2051	1,072,347
4,535,665	2.50%, 04/20/2051	3,879,042
8,315,000	2.50%, 07/20/2056(13)	7,098,282
23,571	3.00%, 09/20/2028(4)	85
963,948	3.00%, 05/20/2035(4)	38,089
206,942	3.00%, 02/16/2043(4)	26,018
1,018,047	3.00%, 03/15/2045	909,567
54,074	3.00%, 04/15/2045	48,314
932,692	3.00%, 07/15/2045	833,316
18,543	3.00%, 08/15/2045	16,567
5,886,936	3.00%, 04/20/2051	5,232,575
663,453	3.00%, 06/20/2051	589,702
1,789,352	3.00%, 08/20/2051	1,590,435
2,034	3.50%, 02/16/2027(4)	4
14,267	3.50%, 03/20/2027(4)	29
2,476	3.50%, 07/20/2040(4)	0 (12)
122,372	3.50%, 04/20/2042(4)	2,735
1,106,303	3.50%, 10/20/2042(4)	149,081
129,124	3.50%, 11/15/2042	119,266
3,592	3.50%, 12/15/2042	3,308
66,671	3.50%, 02/15/2043	61,399
4,024	3.50%, 03/15/2043	3,706
776,297	3.50%, 04/15/2043	714,900
1,420,922	3.50%, 05/15/2043	1,308,572
372,981	3.50%, 07/20/2043(4)	61,841
829,729	3.50%, 03/20/2044	767,211
274,317	3.50%, 07/20/2046	251,432
338,752	3.50%, 08/20/2047	311,433
235,444	3.50%, 11/20/2047	215,876
286,490	3.50%, 03/20/2048	263,206
389,965	3.50%, 06/20/2049	356,685
951,896	3.50%, 11/20/2049	871,065
278,895	3.50%, 06/20/2050	254,775
896,838	3.50%, 02/20/2051	818,869
664,600	3.88%, 08/15/2042	629,518
25,812	4.00%, 05/20/2029(4)	77
1,207,558	4.00%, 07/20/2040	1,160,606
1,325,138	4.00%, 09/20/2040	1,273,612
2,089,179	4.00%, 10/20/2040	2,005,788
550,434	4.00%, 12/20/2040	524,076
77,232	4.00%, 05/16/2042(4)	5,676
1,875,933	4.00%, 09/16/2042(4)	378,680
93,611	4.00%, 01/20/2044(4)	17,235
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Government National Mortgage Association - 6.7% - (continued)
$ 692,898	4.00%, 01/16/2046(4)	$106,946
612,215	4.00%, 03/20/2047(4)	129,333
259,483	4.00%, 11/20/2047	242,740
829,158	4.00%, 03/20/2048	775,393
2,189,916	4.00%, 07/20/2048	2,076,356
38,700	4.50%, 11/15/2039	37,787
354,288	4.50%, 05/15/2040	348,772
1,327,307	4.50%, 05/20/2040	1,316,096
82,397	4.50%, 07/15/2041	80,420
1,221,974	4.50%, 08/20/2045(4)	220,890
120,490	4.50%, 01/20/2046	118,363
689,409	4.50%, 01/20/2047(4)	68,960
907,259	4.50%, 05/20/2048(4)	128,840
263,851	4.50%, 05/20/2052	255,752
763,211	4.50%, 08/20/2052	739,332
701,359	4.50%, 09/20/2052	679,621
3,193,609	4.50%, 10/20/2052	3,100,881
768,450	5.00%, 02/16/2040(4)	145,610
692,620	5.00%, 05/20/2040	700,913
553,723	5.00%, 06/20/2040	562,041
217,089	5.00%, 07/20/2040	219,817
402,713	5.00%, 06/15/2041	404,602
354,439	5.00%, 10/16/2041(4)	57,157
593,332	5.00%, 03/15/2044	596,161
166,707	5.00%, 01/16/2047(4)	31,969
2,860,463	5.00%, 07/15/2052	2,826,970
4,105,000	5.00%, 07/20/2056(13)	4,046,718
285,972	5.50%, 10/20/2034	293,554
472,639	5.50%, 03/20/2039(4)	20,966
489,469	5.50%, 07/15/2041	498,057
449,356	5.50%, 02/16/2047(4)	58,741
299,748	5.50%, 02/20/2047(4)	43,009
9,240,000	5.50%, 07/20/2056(13)	9,285,405
223	6.00%, 01/15/2029	227
144	6.00%, 04/15/2029	146
7,388	6.00%, 12/15/2031	7,558
161	6.00%, 10/15/2032	167
6,949	6.00%, 06/15/2033	7,065
139	6.00%, 03/15/2034	140
10,610	6.00%, 08/15/2034	10,904
20,819	6.00%, 09/15/2034	21,015
13,693	6.00%, 02/15/2035	14,215
25,343	6.00%, 03/15/2036	26,728
25,361	6.00%, 05/15/2036	25,813
60,974	6.00%, 06/15/2036	64,205
6,798	6.00%, 06/15/2037	7,088
12,836	6.00%, 08/15/2037	13,352
27,837	6.00%, 08/15/2039	28,988
468,889	6.00%, 09/20/2040(4)	71,296
38,109	6.00%, 06/15/2041	40,198
484,141	6.00%, 02/20/2046(4)	53,717
12,093,000	6.00%, 07/20/2056(13)	12,346,127
3,603	6.50%, 06/15/2028	3,628
230	6.50%, 08/15/2028	235
171	6.50%, 09/15/2028	172
238	6.50%, 11/15/2028	246
1,565	6.50%, 12/15/2028	1,613
3,002	6.50%, 02/15/2029	3,040
14,551	6.50%, 03/15/2029	14,812
5,370	6.50%, 04/15/2029	5,489
1,896	6.50%, 05/15/2029	1,911
22,291	6.50%, 06/15/2029	22,489
1,345	6.50%, 07/15/2029	1,362
29	6.50%, 03/15/2031	30
47,197	6.50%, 04/15/2031	47,881
11,592	6.50%, 05/15/2031	11,954
The accompanying notes are an integral part of these financial statements.

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 48.0% - (continued)
	Mortgage-Backed Agencies - 48.0% - (continued)
	Government National Mortgage Association - 6.7% - (continued)
$ 927	6.50%, 06/15/2031	$951
48,448	6.50%, 07/15/2031	49,515
8,360	6.50%, 08/15/2031	8,596
15,195	6.50%, 09/15/2031	15,448
28,681	6.50%, 10/15/2031	29,099
99,537	6.50%, 11/15/2031	101,194
14,778	6.50%, 12/15/2031	15,021
30,816	6.50%, 01/15/2032	31,485
9,123	6.50%, 02/15/2032	9,343
17,744	6.50%, 03/15/2032	17,995
65,565	6.50%, 04/15/2032	67,459
161	6.50%, 05/15/2032	163
9,541	6.50%, 06/15/2032	9,840
124	7.00%, 02/15/2031	129
51	7.00%, 06/15/2031	52
		89,545,167
	Uniform Mortgage-Backed Security - 21.3%
10,960,000	2.00%, 06/01/2056(13)	8,756,175
28,525,000	2.50%, 06/01/2056(13)	23,844,699
15,379,000	2.50%, 07/01/2056(13)	12,847,472
6,405,000	3.00%, 06/01/2056(13)	5,586,486
5,407,000	3.50%, 07/01/2056(13)	4,905,163
5,405,000	3.50%, 08/01/2056(13)	4,899,759
1,885,000	4.00%, 07/01/2041(13)	1,830,473
1,450,000	4.00%, 06/01/2056(13)	1,355,512
11,376,000	4.00%, 07/01/2056(13)	10,631,201
7,150,000	4.00%, 08/01/2056(13)	6,677,413
6,120,000	4.50%, 07/01/2039(13)	6,047,017
3,950,000	4.50%, 06/01/2056(13)	3,784,953
8,920,000	4.50%, 07/01/2056(13)	8,544,384
4,760,000	5.00%, 07/01/2041(13)	4,779,116
630,000	5.00%, 07/01/2056(13)	618,976
13,610,000	5.50%, 07/01/2041(13)	13,824,122
51,209,000	5.50%, 07/01/2056(13)	51,372,625
25,220,000	5.50%, 08/01/2056(13)	25,265,118
19,823,000	6.00%, 07/01/2056(13)	20,264,038
19,815,000	6.00%, 08/01/2056(13)	20,191,616
7,375,000	6.50%, 07/01/2056(13)	7,628,459
38,215,000	6.50%, 08/01/2056(13)	39,488,041
		283,142,818
	Total U.S. Government Agencies (cost $655,762,390)	$638,835,605
U.S. GOVERNMENT SECURITIES - 29.6%
	U.S. Treasury Securities - 29.6%
	U.S. Treasury Bonds - 16.8%
10,600,000	1.13%, 05/15/2040	$6,706,570
9,900,000	1.13%, 08/15/2040	6,200,648
24,645,000	1.25%, 05/15/2050	11,727,555
31,895,000	1.38%, 11/15/2040	20,618,373
36,890,000	1.75%, 08/15/2041	24,724,946
5,115,000	1.88%, 11/15/2051	2,811,252
7,090,000	2.25%, 08/15/2046	4,624,286
15,065,000	2.25%, 02/15/2052	9,070,189
7,860,000	2.38%, 11/15/2049	5,006,145
58,795,000	2.88%, 08/15/2045	43,627,727
6,175,000	3.00%, 02/15/2047	4,595,068
17,565,000	3.38%, 05/15/2044(14)	14,319,592
35,500,000	3.38%, 11/15/2048(15)	27,766,270
12,035,000	3.63%, 05/15/2053	9,618,128
1,175,000	4.25%, 05/15/2039	1,135,068
28,222,000	4.25%, 08/15/2054	25,196,954
2,625,000	4.38%, 05/15/2040	2,537,637
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 29.6% - (continued)
	U.S. Treasury Securities - 29.6% - (continued)
	U.S. Treasury Bonds - 16.8% - (continued)
$ 2,830,000	4.50%, 08/15/2039		$2,791,088
34,000	4.63%, 02/15/2046		32,635
			223,110,131
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
10,460,998	0.75%, 02/15/2042(16)		7,980,300
2,928,446	1.38%, 02/15/2044(16)		2,389,828
			10,370,128
	U.S. Treasury Inflation-Indexed Notes - 2.1%
29,292,318	1.25%, 04/15/2031(16)		28,378,894
	U.S. Treasury Notes - 9.9%
281,200	3.38%, 02/29/2028		277,696
7,375,000	3.38%, 05/15/2033		6,965,630
199,900	3.50%, 02/15/2029		196,589
298,500	3.75%, 01/31/2031		292,868
11,400,000	4.00%, 01/31/2033		11,205,398
30,375,000	4.00%, 02/15/2034		29,674,951
17,170,000	4.00%, 11/15/2035		16,609,292
9,320,000	4.13%, 11/30/2029		9,305,438
16,235,000	4.13%, 11/30/2031		16,148,117
11,750,000	4.13%, 02/15/2036		11,463,594
17,305,000	4.25%, 11/15/2034		17,136,006
12,525,000	4.63%, 02/15/2035		12,723,639
			131,999,218
	Total U.S. Government Securities (cost $458,569,181)		$393,858,371
PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
746	Oracle Corp. Series D, 6.50%*		$33,533
	Total Preferred Stocks (cost $40,340)		$33,533
	Total Long-Term Investments (cost $1,716,532,450)		$1,623,405,844
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.4%
5,180,354	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $5,180,879; collateralized by U.S. Treasury Notes at 1.88% - 4.25%, maturing 02/15/2032 - 03/31/2033, with total market value of $5,283,970		$5,180,354
	Securities Lending Collateral - 0.8%
10,868,703	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(17)		10,868,703
	Total Short-Term Investments (cost $16,049,057)		$16,049,057
	Total Investments (cost $1,732,581,507)	123.1%	$1,639,454,901
	Other Assets and Liabilities	(23.1)%	(307,940,691)
	Net Assets	100.0%	$1,331,514,210
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At June 30, 2026, the aggregate value of these securities was
$369,843,426, representing 27.8% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Securities disclosed are interest-only strips.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2026, the aggregate value of these securities was $33,639,581, representing 2.5% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2026.

(11)	Securities disclosed are principal-only strips.
(12)	Market value is less than $1.
(13)	Represents or includes a TBA transaction.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of June 30, 2026, the market value of securities pledged was $10,435,000.
(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of June 30, 2026, the market value of securities pledged was $2,225,212.
(16)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(17)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	223	09/15/2026	$16,955,171	$255,224
Euro BUXL 30-Year Bond Future	26	09/08/2026	3,304,079	77,787
U.S. Treasury 5-Year Note Future	951	09/30/2026	101,801,578	247,080
U.S. Treasury 10-Year Note Future	197	09/21/2026	21,648,453	19,295
U.S. Treasury 10-Year Ultra Future	247	09/21/2026	27,779,781	105,868
Total				$705,254
Short position contracts:
Euro-BUND Future	(70)	09/08/2026	$(10,184,907)	$(130,721)
Euro-Schatz Future	(317)	09/08/2026	(38,379,154)	(100,542)
French Government Bond Future	(32)	09/08/2026	(4,386,852)	(37,773)
Long Gilt Future	(60)	09/28/2026	(7,099,956)	(47,052)
U.S. Treasury 2-Year Note Future	(330)	09/30/2026	(68,023,828)	(5,731)
U.S. Treasury Long Bond Future	(46)	09/21/2026	(5,221,000)	(129,455)
U.S. Treasury Ultra Bond Future	(253)	09/21/2026	(29,387,531)	(684,210)
Total				$(1,135,484)
Total futures contracts				$(430,230)

The accompanying notes are an integral part of these financial statements.

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2026
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association, 2.00%	$10,960,000	06/01/2056	$(8,756,175)	$6,685
Government National Mortgage Association, 2.50%	2,605,000	07/20/2056	(2,223,815)	3,663
Government National Mortgage Association, 3.00%	2,000,000	07/20/2056	(1,774,688)	4,443
Government National Mortgage Association, 4.00%	13,380,000	07/20/2056	(12,435,613)	5,470
Government National Mortgage Association, 4.50%	17,610,000	07/20/2056	(16,911,759)	16,209
Government National Mortgage Association, 5.00%	342,500	07/20/2056	(337,637)	956
Uniform Mortgage-Backed Security, 2.00%	10,960,000	07/01/2056	(8,749,110)	(69,088)
Uniform Mortgage-Backed Security, 2.50%	13,420,000	08/01/2056	(11,207,797)	62,382
Uniform Mortgage-Backed Security, 2.50%	28,799,000	07/01/2056	(24,058,415)	(8,488)
Uniform Mortgage-Backed Security, 2.50%	28,525,000	06/01/2056	(23,844,699)	81,960
Uniform Mortgage-Backed Security, 3.00%	6,405,000	06/01/2056	(5,586,486)	24,605
Uniform Mortgage-Backed Security, 3.00%	5,965,000	07/01/2056	(5,199,802)	(25,680)
Uniform Mortgage-Backed Security, 3.00%	1,925,000	07/01/2041	(1,818,649)	(3,509)
Uniform Mortgage-Backed Security, 4.00%	1,450,000	06/01/2056	(1,355,511)	9,414
Uniform Mortgage-Backed Security, 4.50%	1,170,000	07/01/2056	(1,120,732)	(5,621)
Uniform Mortgage-Backed Security, 4.50%	3,950,000	06/01/2056	(3,784,953)	(4,189)
Uniform Mortgage-Backed Security, 5.00%	7,650,000	07/01/2056	(7,516,139)	31,046
Total TBA sale commitments (proceeds receivable $136,812,238)			$(136,681,980)	$130,258
At June 30, 2026, the aggregate market value of TBA Sale Commitments represents (10.3)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S46.V1	USD	24,304,500	5.00%	06/20/2031	Quarterly	$1,824,788	$—	$1,997,802	$173,014
CDX.NA.IG.S46.V1	USD	717,232	1.00%	06/20/2031	Quarterly	13,949	—	15,963	2,014
ITRAXX-EUR.S45.V1	EUR	523,933	1.00%	06/20/2031	Quarterly	9,260	—	13,575	4,315
Total						$1,847,997	$—	$2,027,340	$179,343
Credit default swaps on single-name issues:
Sell protection:
Alphabet, Inc. (AA+ )	USD	3,215,000	1.00%	06/20/2031	Quarterly	$77,096	$—	$65,749	$(11,347)
Amazon.com, Inc. (AA)	USD	3,220,000	1.00%	06/20/2031	Quarterly	74,281	—	64,932	(9,349)
Broadcom, Inc. (A-)	USD	3,215,000	1.00%	06/20/2031	Quarterly	68,247	—	50,934	(17,313)
Meta Platforms, Inc. (AA-)	USD	3,250,000	1.00%	06/20/2031	Quarterly	43,925	—	41,177	(2,748)
Oracle Corp. (BBB)	USD	3,680,000	1.00%	12/20/2030	Quarterly	—	(37,412)	(83,090)	(45,678)
Paramount Global (BB+)	USD	3,325,000	1.00%	06/20/2031	Quarterly	—	(276,969)	(253,154)	23,815
Total						$263,549	$(314,381)	$(113,452)	$(62,620)
Total centrally cleared credit default swap contracts						$2,111,546	$(314,381)	$1,913,888	$116,723

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2026
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	12,100,000	05/31/2029	Annual	$—	$—	$76,772	$76,772
3.60% Fixed	12 Mo. USD SOFR	USD	5,800,000	11/15/2032	Annual	—	—	102,540	102,540
4.16% Fixed	12 Mo. USD SOFR	USD	24,005,000	03/19/2045	Annual	—	(97,344)	87,288	184,632
2.97% Fixed	12 Mo. USD SOFR	USD	8,430,000	03/15/2053	Annual	24,207	—	1,674,709	1,650,502
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(61,053)	948,827	1,009,880
Total centrally cleared interest rate swaps contracts						$24,207	$(158,397)	$2,890,136	$3,024,326

The accompanying notes are an integral part of these financial statements.

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at June 30, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
233,000	EUR	266,190	USD	HSBC	07/31/2026	$381
46,000	EUR	52,485	USD	BNP	07/31/2026	143
15,637,000	EUR	17,953,035	USD	DEUT	07/31/2026	(62,995)
58,998,057	USD	51,387,000	EUR	DEUT	07/31/2026	207,018
763,003	USD	669,000	EUR	MSC	07/31/2026	(2,389)
3,078,174	USD	2,325,000	GBP	WFB	07/31/2026	(5,754)
Total foreign currency contracts						$136,404
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$294,211,672	$—	$294,211,672	$—
Convertible Bonds	1,390,525	—	1,390,525	—
Corporate Bonds	252,267,919	—	252,267,919	—
Foreign Government Obligations	29,730,032	—	29,730,032	—
Municipal Bonds	1,506,656	—	1,506,656	—
Senior Floating Rate Interests	11,571,531	—	11,571,531	—
U.S. Government Agencies	638,835,605	—	638,835,605	—
U.S. Government Securities	393,858,371	—	393,858,371	—
Preferred Stocks	33,533	33,533	—	—
Short-Term Investments	16,049,057	10,868,703	5,180,354	—
Foreign Currency Contracts(2)	207,542	—	207,542	—
Futures Contracts(2)	705,254	705,254	—	—
Swaps - Credit Default(2)	203,158	—	203,158	—
Swaps - Interest Rate(2)	3,024,326	—	3,024,326	—
Total	$1,643,595,181	$11,607,490	$1,631,987,691	$—
Liabilities
Foreign Currency Contracts(2)	$(71,138)	$—	$(71,138)	$—
Futures Contracts(2)	(1,135,484)	(1,135,484)	—	—
Swaps - Credit Default(2)	(86,435)	—	(86,435)	—
TBA Sale Commitments	(136,681,980)	—	(136,681,980)	—
Total	$(137,975,037)	$(1,135,484)	$(136,839,553)	$—

(1)
For the six-month period ended June 30, 2026, investments valued at $2,744,996 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

52

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.6%
	Asset-Backed - Automobile - 23.2%
$ 1,251,613	Ally Auto Receivables Trust Series 2025-1, 4.03%, 07/17/2028	$1,251,495
81,526	American Heritage Auto Receivables Trust Series 2024-1A, 4.83%, 03/15/2028(1)	81,593
	ARI Fleet Lease Trust
1,260,000	Series 2026-A, 3.96%, 11/15/2034(1)	1,253,613
295,000	Series 2026-B, 4.34%, 02/15/2035(1)	294,437
1,560,309	Series 2025-A, 4.38%, 01/17/2034(1)	1,561,159
496,987	Series 2025-B, 4.59%, 03/15/2034(1)	497,819
74,802	Series 2024-A, 5.30%, 11/15/2032(1)	74,996
1,886,000	Series 2023-B, 5.89%, 07/15/2032(1)	1,902,954
57,284	Series 2023-B, 6.05%, 07/15/2032(1)	57,474
	BMW Vehicle Lease Trust
1,590,000	Series 2025-2, 3.97%, 09/25/2028	1,584,829
2,450,000	Series 2026-1, 4.15%, 05/25/2029	2,439,158
349,160	Series 2025-1, 4.43%, 09/27/2027	349,414
	BMW Vehicle Owner Trust
114,995	Series 2025-A, 4.43%, 10/25/2027	115,035
427,598	Series 2023-A, 5.47%, 02/25/2028	429,002
	BofA Auto Trust
2,500,000	Series 2025-1A, 4.35%, 11/20/2029(1)	2,501,198
52,333	Series 2025-1A, 4.52%, 11/22/2027(1)	52,358
	Capital One Prime Auto Receivables Trust
3,791,960	Series 2025-1, 3.88%, 01/16/2029	3,786,811
396,618	Series 2023-1, 4.87%, 02/15/2028	397,248
	CarMax Auto Owner Trust
224,689	Series 2025-3, 4.42%, 08/15/2028	224,851
747,158	Series 2025-2, 4.59%, 07/17/2028	747,927
20,504	Series 2023-1, 4.75%, 10/15/2027	20,511
355,000	Chesapeake IV Funding DAC Series 2026-1A, 4.26%, 12/15/2028(1)	354,686
345,270	Citizens Auto Receivables Trust Series 2023-2, 5.83%, 02/15/2028(1)	346,252
	Enterprise Fleet Financing LLC
1,146,901	Series 2024-1, 5.23%, 03/20/2030(1)	1,151,174
106,430	Series 2023-2, 5.56%, 04/22/2030(1)	106,656
799,408	Series 2023-3, 6.40%, 03/20/2030(1)	804,639
	Ford Credit Auto Lease Trust
890,000	Series 2026-A, 3.83%, 08/15/2028	888,078
2,568,101	Series 2025-B, 4.37%, 03/15/2028	2,569,820
	Ford Credit Auto Owner Trust
1,025,000	Series 2025-B, 3.91%, 04/15/2030	1,017,209
838,308	Series 2025-A, 4.47%, 12/15/2027	839,079
61,124	Series 2024-D, 4.59%, 10/15/2027	61,151
2,500,000	Series 2023-1, 4.85%, 08/15/2035(1)	2,516,175
2,300,000	Series 2023-2, 5.28%, 02/15/2036(1)	2,337,696
935,000	Ford Credit Floorplan Master Owner Trust A Series 2025-1, 4.63%, 04/15/2030	937,480
	GM Financial Automobile Leasing Trust
565,000	Series 2026-1, 3.77%, 04/20/2028	563,010
669,303	Series 2025-3, 4.19%, 10/20/2027	669,251
250,000	Series 2024-3, 4.22%, 10/20/2028	249,908
2,100,000	Series 2026-2, 4.30%, 03/20/2029	2,096,968
1,115,000	Series 2025-2, 4.58%, 05/22/2028	1,117,532
	GM Financial Consumer Automobile Receivables Trust
930,000	Series 2026-1, 3.77%, 03/16/2029	927,469
1,379,245	Series 2025-4, 3.88%, 12/18/2028	1,376,900
745,000	Series 2026-2, 4.05%, 05/16/2029	743,497
666,598	Series 2025-3, 4.32%, 06/16/2028	666,953
102,023	Series 2025-2, 4.40%, 02/16/2028	102,082
401,070	Series 2023-1, 4.66%, 02/16/2028	401,531
1,596,259	Series 2023-3, 5.45%, 06/16/2028	1,602,755
2,640,000	GMF Floorplan Owner Revolving Trust Series 2025-1A, 4.59%, 03/15/2029(1)	2,645,111
	Honda Auto Receivables Owner Trust
455,000	Series 2026-1, 3.78%, 09/23/2030	449,679
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.6% - (continued)
	Asset-Backed - Automobile - 23.2% - (continued)
$ 1,389,787	Series 2025-3, 4.19%, 03/21/2028	$1,389,732
332,870	Series 2025-2, 4.30%, 01/18/2028	333,040
958,253	Series 2024-1, 5.21%, 08/15/2028	962,763
	Hyundai Auto Lease Securitization Trust
1,540,000	Series 2026-A, 3.85%, 05/15/2028(1)	1,535,484
1,855,000	Series 2026-A, 4.01%, 12/17/2029(1)	1,839,908
170,094	Series 2025-C, 4.37%, 01/18/2028(1)	170,150
420,786	Series 2025-B, 4.58%, 09/15/2027(1)	421,266
53,091	Series 2024-C, 4.77%, 03/15/2027(1)	53,109
1,925,000	Series 2025-A, 4.83%, 01/18/2028(1)	1,930,546
	Hyundai Auto Receivables Trust
1,265,000	Series 2025-C, 3.88%, 04/15/2030	1,255,880
1,190,906	Series 2025-D, 4.03%, 11/15/2028	1,189,543
1,625,000	Series 2025-A, 4.32%, 10/15/2029	1,625,747
638,635	Series 2025-B, 4.45%, 08/15/2028	639,244
1,465,000	Hyundai Floorplan Master Owner Trust Series 2025-1A, 4.01%, 10/15/2030(1)	1,447,042
626,482	LAD Auto Receivables Trust Series 2025-2A, 4.30%, 07/17/2028(1)	626,687
131,466	M&T Bank Auto Receivables Trust Series 2025-1A, 4.63%, 05/15/2028(1)	131,606
	Mercedes-Benz Auto Lease Trust
468,894	Series 2024-B, 4.23%, 02/15/2028	468,895
595,000	Series 2025-A, 4.61%, 04/16/2029	596,863
66,338	Mercedes-Benz Auto Receivables Trust Series 2023-1, 4.51%, 11/15/2027	66,377
1,695,000	Nissan Auto Lease Trust Series 2026-A, 3.90%, 05/15/2028	1,689,459
1,805,000	Nissan Auto Receivables Owner Trust Series 2025-A, 4.49%, 12/17/2029	1,809,266
	Porsche Financial Auto Securitization Trust
1,425,000	Series 2025-1A, 3.86%, 01/22/2031(1)	1,417,407
1,001,636	Series 2025-1A, 3.91%, 03/22/2029(1)	1,001,057
1,440,351	Series 2024-1A, 4.44%, 01/22/2030(1)	1,441,623
198,714	Series 2023-2A, 5.79%, 01/22/2029(1)	199,615
	Porsche Innovative Lease Owner Trust
465,000	Series 2026-1A, 4.10%, 10/20/2028	464,701
2,540,000	Series 2025-1A, 4.61%, 10/20/2028(1)	2,547,235
1,456,699	Series 2024-1A, 4.67%, 11/22/2027(1)	1,458,639
858,821	Santander Drive Auto Receivables Trust Series 2025-3, 4.63%, 10/16/2028	859,655
2,075,000	SBNA Auto Lease Trust Series 2024-B, 5.55%, 12/20/2028(1)	2,083,667
366,005	SCCU Auto Receivables Trust Series 2025-1A, 4.67%, 11/15/2028(1)	366,358
	SFS Auto Receivables Securitization Trust
925,000	Series 2025-2A, 4.44%, 12/20/2030(1)	926,393
2,062,407	Series 2024-3A, 4.55%, 06/20/2030(1)	2,065,153
30,726	Series 2025-1A, 4.65%, 05/22/2028(1)	30,737
	Stellantis Financial Underwritten Enhanced Lease Trust
2,267,253	Series 2025-BA, 4.31%, 05/22/2028(1)	2,266,857
2,700,000	Series 2025-AA, 4.47%, 07/20/2028(1)	2,701,839
	Toyota Auto Receivables Owner Trust
1,148,780	Series 2025-D, 3.89%, 08/15/2028	1,147,342
787,789	Series 2025-C, 4.29%, 06/15/2028	788,192
390,555	Series 2025-B, 4.46%, 03/15/2028	390,904
	Toyota Lease Owner Trust
1,445,000	Series 2026-A, 3.82%, 02/20/2029(1)	1,432,869
1,085,000	Series 2025-B, 3.96%, 11/20/2028(1)	1,078,313
760,163	Series 2024-B, 4.21%, 09/20/2027(1)	760,277
1,750,000	USAA Auto Owner Trust Series 2024-A, 4.97%, 12/17/2029(1)	1,761,004
167,799	USB Auto Owner Trust Series 2025-1A, 4.51%, 06/15/2028(1)	167,868
The accompanying notes are an integral part of these financial statements.

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.6% - (continued)
	Asset-Backed - Automobile - 23.2% - (continued)
	Volkswagen Auto Lease Trust
$ 1,395,000	Series 2025-B, 4.01%, 01/22/2029	$1,390,287
1,645,933	Series 2025-A, 4.43%, 12/20/2027	1,647,302
176,440	Volkswagen Auto Loan Enhanced Trust Series 2024-1, 4.65%, 11/22/2027	176,597
655,000	Westlake Automobile Receivables Trust Series 2026-1A, 4.02%, 09/15/2028(1)	654,489
	Wheels Fleet Lease Funding 1 LLC
1,578,252	Series 2025-1A, 4.57%, 01/18/2040(1)	1,580,596
128,364	Series 2024-2A, 4.87%, 06/21/2039(1)	128,909
297,232	Series 2023-1A, 5.80%, 04/18/2038(1)	298,085
233,629	Series 2023-2A, 6.46%, 08/18/2038(1)	235,310
549,000	Wheels Fleet Lease Funding LLC Series 2026-1A, 4.30%, 04/18/2039(1)	547,785
755,000	World Omni Auto Receivables Trust Series 2026-A, 3.86%, 05/15/2031	746,405
	World Omni Automobile Lease Securitization Trust
1,440,000	Series 2026-A, 4.02%, 12/15/2028	1,436,498
2,660,000	Series 2025-A, 4.42%, 04/17/2028	2,661,293
2,525,000	Series 2024-A, 5.25%, 09/17/2029	2,532,920
		108,743,411
	Asset-Backed - Credit Card - 0.5%
2,260,000	WF Card Issuance Trust Series 2025-A1, 4.34%, 05/15/2030	2,260,700
	Asset-Backed - Finance & Insurance - 3.7%
2,450,000	ARES LX CLO Ltd. Series 2021-60A, 4.64%, 07/18/2034, 3 mo. USD Term SOFR + 0.96%(1)(2)	2,448,337
	Bain Capital Credit CLO Ltd.
2,610,000	Series 2020-3A, 4.66%, 10/23/2034, 3 mo. USD Term SOFR + 0.99%(1)(2)	2,608,935
2,450,000	Series 2021-4A, 4.68%, 10/20/2034, 3 mo. USD Term SOFR + 1.00%(1)(2)	2,450,546
2,450,000	Carlyle U.S. CLO Ltd. Series 2022-1A, 4.65%, 04/15/2035, 3 mo. USD Term SOFR + 0.98%(1)(2)	2,451,345
430,000	CCG Receivables Trust Series 2026-1, 4.45%, 01/17/2034(1)	429,215
1,500,000	CIFC Funding Ltd. Series 2022-3A, 4.62%, 04/21/2035, 3 mo. USD Term SOFR + 0.95%(1)(2)	1,500,555
520,000	Kubota Credit Owner Trust Series 2026-1A, 3.84%, 01/16/2029(1)	517,161
472,615	Palmer Square Loan Funding Ltd. Series 2024-1A, 4.49%, 10/15/2032, 3 mo. USD Term SOFR + 0.82%(1)(2)	472,261
2,235,814	TSTAT Ltd. Series 2022-1A, 4.62%, 01/20/2032, 3 mo. USD Term SOFR + 0.94%(1)(2)	2,234,097
2,425,000	Verizon Master Trust Series 2026-1, 3.94%, 02/20/2031	2,407,009
		17,519,461
	Other Asset-Backed Securities - 5.4%
230,861	Amur Equipment Finance Receivables XII LLC Series 2023-1A, 6.09%, 12/20/2029(1)	231,691
734,514	Amur Equipment Finance Receivables XIII LLC Series 2024-1A, 5.38%, 01/21/2031(1)	738,149
2,079,729	Amur Equipment Finance Receivables XV LLC Series 2025-1A, 4.70%, 09/22/2031(1)	2,085,706
1,630,223	Apidos CLO XXXII Series 2019-32A, 4.78%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	1,632,134
Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.6% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
	Barings Equipment Finance LLC
$ 770,000	Series 2026-A, 3.89%, 04/13/2029(1)	$766,423
669,115	Series 2025-B, 4.02%, 02/13/2029(1)	667,502
	CCG Receivables Trust
1,005,228	Series 2025-2, 4.14%, 08/15/2034(1)	1,002,845
276,354	Series 2025-1, 4.48%, 10/14/2032(1)	276,598
37,644	Series 2023-1, 5.82%, 09/16/2030(1)	37,678
	CNH Equipment Trust
953,000	Series 2026-A, 3.82%, 06/15/2029	950,038
558,740	Series 2025-A, 4.30%, 08/15/2028	558,974
938,864	Series 2025-B, 4.37%, 11/15/2028	939,238
829,625	DLLAA LLC Series 2025-1A, 4.70%, 10/20/2027(1)	830,677
41,708	DLLAD LLC Series 2024-1A, 5.50%, 08/20/2027(1)	41,755
1,300,000	Elmwood CLO 15 Ltd. Series 2022-2A, 4.81%, 04/22/2035, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,299,740
1,135,000	HPEFS Equipment Trust Series 2025-2A, 4.07%, 11/22/2032(1)	1,133,948
642,113	John Deere Owner Trust Series 2025-B, 4.28%, 07/17/2028	642,271
	Kubota Credit Owner Trust
303,032	Series 2025-2A, 4.48%, 04/17/2028(1)	303,327
1,413,483	Series 2025-1A, 4.61%, 12/15/2027(1)	1,415,310
2,300,000	Series 2024-2A, 5.19%, 05/15/2030(1)	2,328,451
407,800	Series 2023-2A, 5.28%, 01/18/2028(1)	409,265
166,693	MMAF Equipment Finance LLC Series 2024-A, 5.20%, 09/13/2027(1)	166,790
682,274	NYCTL Trust Series 2025-A, 4.84%, 11/10/2038(1)	674,951
2,506,588	Palmer Square Loan Funding Ltd. Series 2024-3A, 4.47%, 08/08/2032, 3 mo. USD Term SOFR + 0.82%(1)(2)	2,506,586
1,100,000	PFS Financing Corp. Series 2025-B, 4.85%, 02/15/2030(1)	1,105,480
37,856	SCF Equipment Leasing LLC Series 2025-1A, 4.82%, 07/22/2030(1)	37,859
1,000,000	Verizon Master Trust Series 2025-9, 3.96%, 10/21/2030	995,164
	Volvo Financial Equipment LLC
660,000	Series 2025-2A, 3.96%, 06/15/2028(1)	658,903
810,000	Series 2024-1A, 4.29%, 10/16/2028(1)	809,863
196,553	Series 2025-1A, 4.41%, 11/15/2027(1)	196,656
		25,443,972
	Whole Loan Collateral CMO - 3.8%
367,069	Angel Oak Mortgage Trust Series 2020-2, 2.53%, 01/26/2065(1)(2)	349,008
	BRAVO Residential Funding Trust
152,006	Series 2021-NQM1, 0.94%, 02/25/2049(1)(2)	142,347
32,877	Series 2021-NQM2, 0.97%, 03/25/2060(1)(2)	32,298
581,279	Series 2021-NQM3, 1.70%, 04/25/2060(1)(2)	540,109
	COLT Mortgage Loan Trust
1,225,474	Series 2021-HX1, 1.11%, 10/25/2066(1)(2)	1,052,752
161,706	Series 2020-2R, 1.33%, 10/26/2065(1)(2)	153,893
1,449,017	Series 2021-4, 1.40%, 10/25/2066(1)(2)	1,232,690
678,974	Series 2021-5, 1.73%, 11/26/2066(1)(2)	617,962
573,162	CSMC Trust Series 2019-AFC1, 3.57%, 07/25/2049(1)(3)	556,549
	Ellington Financial Mortgage Trust
308,641	Series 2021-2, 0.93%, 06/25/2066(1)(2)	261,848
16,639	Series 2019-2, 2.74%, 11/25/2059(1)(2)	16,186
2,150,639	Series 2026-INV2, 4.68%, 02/25/2071(1)(2)	2,116,427
	GCAT Trust
2,036,156	Series 2021-NQM5, 1.26%, 07/25/2066(1)(2)	1,688,309
The accompanying notes are an integral part of these financial statements.

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.6% - (continued)
	Whole Loan Collateral CMO - 3.8% - (continued)
$ 366,640	Series 2021-NQM7, 1.92%, 08/25/2066(1)(2)	$340,471
1,651,391	JP Morgan Mortgage Trust Series 2026-VIS1, 4.68%, 06/25/2066(1)(3)	1,634,269
	MFA Trust
110,563	Series 2020-NQM3, 1.01%, 01/26/2065(1)(2)	106,243
332,395	Series 2021-NQM2, 1.03%, 11/25/2064(1)(2)	294,123
	New Residential Mortgage Loan Trust
903,645	Series 2021-NQM3, 1.16%, 11/27/2056(1)(2)	797,673
275,229	Series 2017-6A, 4.00%, 08/27/2057(1)(2)	265,103
	OBX Trust
18,606	Series 2018-1, 4.41%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	18,483
243,222	Series 2024-NQM13, 5.12%, 06/25/2064(1)	242,810
1,012,128	Series 2025-NQM10, 5.45%, 05/25/2065(1)(3)	1,012,032
1,777,396	Pretium Mortgage Credit Partners LLC Series 2026-RPL1, 4.15%, 01/25/2070(1)(3)	1,716,567
1,490,849	SG Residential Mortgage Trust Series 2021-1, 1.16%, 07/25/2061(1)(2)	1,215,042
	Starwood Mortgage Residential Trust
87,284	Series 2021-2, 0.94%, 05/25/2065(1)(2)	83,759
20,047	Series 2020-1, 2.28%, 02/25/2050(1)(2)	19,337
	Towd Point Mortgage Trust
149,075	Series 2017-4, 2.75%, 06/25/2057(1)(2)	146,716
45,891	Series 2018-6, 3.75%, 03/25/2058(1)(2)	45,739
	Verus Securitization Trust
792,932	Series 2021-6, 1.63%, 10/25/2066(1)(2)	692,493
261,015	Series 2025-4, 5.45%, 05/25/2070(1)(3)	261,411
		17,652,649
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $173,460,164)	$171,620,193
CORPORATE BONDS - 28.7%
	Aerospace & Defense - 0.5%
2,450,000	Howmet Aerospace, Inc. 3.75%, 03/03/2028	$2,420,063
	Auto Manufacturers - 3.8%
1,125,000	American Honda Finance Corp. 4.55%, 07/09/2027	1,126,816
	BMW U.S. Capital LLC
1,550,000	4.15%, 08/11/2027(1)	1,545,354
2,425,000	4.30%, 03/17/2028(1)	2,413,457
1,550,000	Daimler Truck Finance North America LLC 4.30%, 08/12/2027(1)	1,546,718
	Mercedes-Benz Finance North America LLC
2,425,000	4.13%, 03/10/2028(1)	2,405,719
2,525,000	4.88%, 07/31/2026(1)	2,526,377
1,970,000	PACCAR Financial Corp. 3.90%, 02/05/2029	1,947,149
	Toyota Motor Credit Corp.
2,475,000	3.75%, 01/12/2028	2,455,642
1,900,000	4.50%, 05/14/2027	1,904,597
		17,871,829
	Commercial Banks - 8.9%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(2)	1,605,635
	Bank of America Corp.
1,285,000	4.62%, 05/09/2029, (4.62% fixed rate until 05/09/2028; 6 mo. USD SOFR + 1.11% thereafter)(2)	1,284,381
1,475,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(2)	1,479,329
875,000	Banque Federative du Credit Mutuel SA 5.90%, 07/13/2026(1)	875,513
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.7% - (continued)
	Commercial Banks - 8.9% - (continued)
$ 2,500,000	Barclays PLC 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(2)	$2,478,204
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,130,133
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,220,459
1,625,000	Citibank NA 4.93%, 08/06/2026	1,625,211
2,450,000	Citizens Bank NA 4.19%, 01/29/2029, (4.19% fixed rate until 01/29/2028; 6 mo. USD SOFR + 0.70% thereafter)(2)	2,430,078
2,575,000	Cooperatieve Rabobank UA 4.37%, 05/27/2027	2,577,921
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,190,271
2,400,000	Danske Bank AS 4.66%, 03/27/2029, (4.66% fixed rate until 03/27/2028; 1 yr. USD CMT + 0.75% thereafter)(1)(2)(4)	2,399,622
1,000,000	Goldman Sachs Group, Inc. 4.55%, 10/21/2027, 3 mo. USD SOFR + 0.92%(2)	1,001,342
1,475,000	JP Morgan Chase & Co. 6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(2)	1,482,158
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(2)	783,973
2,450,000	Macquarie Bank Ltd. 3.92%, 02/03/2028(1)	2,431,695
1,500,000	Morgan Stanley Bank NA 4.45%, 10/15/2027, (4.45% fixed rate until 10/15/2026; 6 mo. USD SOFR + 0.68% thereafter)(2)	1,499,717
1,315,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030, (4.21% fixed rate until 02/08/2029; 6 mo. USD SOFR + 0.76% thereafter)(2)	1,297,823
2,450,000	PNC Financial Services Group, Inc. 4.08%, 01/26/2029, (4.08% fixed rate until 01/26/2028; 6 mo. USD SOFR + 0.61% thereafter)(2)	2,429,876
875,000	Royal Bank of Canada 5.20%, 07/20/2026	875,496
1,950,000	Swedbank AB 6.14%, 09/12/2026(1)	1,956,013
2,475,000	Toronto-Dominion Bank 3.91%, 01/13/2028	2,453,378
2,450,000	Truist Bank 4.14%, 01/27/2029, (4.14% fixed rate until 01/27/2028; 6 mo. USD SOFR + 0.66% thereafter)(2)	2,433,375
1,575,000	UBS AG 4.86%, 01/10/2028, (4.86% fixed rate until 01/10/2027; 6 mo. USD SOFR + 0.72% thereafter)(2)	1,579,205
		41,520,808
	Diversified Financial Services - 1.6%
2,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	2,360,488
2,450,000	American Express Co. 4.01%, 02/09/2029, (4.01% fixed rate until 02/09/2028; 6 mo. USD SOFR + 0.58% thereafter)(2)	2,428,337
2,400,000	Blackstone Holdings Finance Co. LLC 5.90%, 11/03/2027(1)	2,439,433
360,000	Equitable America Global Funding 3.95%, 09/15/2027(1)	356,852
		7,585,110
	Electric - 2.7%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,318,826
275,400	Consumers Securitization Funding LLC 5.55%, 03/01/2028	276,677
815,000	DTE Electric Co. 4.25%, 05/14/2027	815,207
2,425,000	FirstEnergy Pennsylvania Electric Co. 4.15%, 03/15/2028(1)	2,411,602
The accompanying notes are an integral part of these financial statements.

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.7% - (continued)
	Electric - 2.7% - (continued)
	Georgia Power Co.
$ 2,625,000	3.92%, 09/15/2026, 3 mo. USD SOFR + 0.28%(2)	$2,625,346
2,350,000	4.05%, 11/22/2027, 3 mo. USD SOFR + 0.42%(2)	2,354,839
1,478,394	NYSEG Storm Funding LLC 4.71%, 05/01/2029	1,477,113
1,435,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	1,438,548
		12,718,158
	Food - 0.6%
2,565,000	Mars, Inc. 4.45%, 03/01/2027(1)	2,569,287
	Gas - 0.1%
535,000	Southern Co. Gas Capital Corp. 4.05%, 09/15/2028	529,306
	Healthcare - Products - 0.9%
2,425,000	Augusta SpinCo Corp. 4.32%, 09/23/2027	2,418,981
1,575,000	Stryker Corp. 4.55%, 02/10/2027	1,578,293
		3,997,274
	Healthcare - Services - 0.3%
1,300,000	UnitedHealth Group, Inc. 4.75%, 07/15/2026	1,300,282
	Insurance - 3.4%
	Athene Global Funding
2,375,000	4.59%, 04/19/2027, 3 mo. USD SOFR + 0.95%(1)(2)	2,378,946
1,600,000	4.86%, 08/27/2026(1)	1,601,087
	Corebridge Global Funding
2,400,000	4.90%, 01/07/2028(1)(4)	2,410,938
725,000	5.75%, 07/02/2026(1)	725,029
585,000	F&G Global Funding 4.65%, 09/08/2028(1)	578,131
775,000	Jackson National Life Global Funding 5.55%, 07/02/2027(1)	781,923
1,200,000	Lincoln Financial Global Funding 4.63%, 05/28/2028(1)	1,199,175
	Metropolitan Life Global Funding I
2,400,000	4.25%, 04/13/2028(1)	2,389,445
2,400,000	5.05%, 01/06/2028(1)	2,417,855
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,252,625
		15,735,154
	Internet - 0.5%
2,425,000	Amazon.com, Inc. 3.85%, 03/13/2028	2,408,097
	Lodging - 0.3%
1,525,000	Marriott International, Inc. 4.20%, 07/15/2027	1,522,741
	Machinery - Construction & Mining - 0.3%
1,575,000	Caterpillar Financial Services Corp. 4.50%, 01/07/2027	1,577,771
	Machinery-Diversified - 0.3%
1,575,000	John Deere Capital Corp. 4.50%, 01/08/2027	1,577,535
	Mining - 0.5%
2,275,000	Rio Tinto Finance USA PLC 4.38%, 03/12/2027	2,277,087
	Pharmaceuticals - 0.6%
460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	462,367
2,500,000	Pfizer, Inc. 3.88%, 11/15/2027	2,488,084
		2,950,451
	Pipelines - 1.0%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	245,144
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,056,630
2,500,000	Spectra Energy Partners LP 3.38%, 10/15/2026	2,492,785
		4,794,559
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.7% - (continued)
	REITS - 0.5%
$ 2,525,000	Realty Income Corp. 4.45%, 09/15/2026	$2,524,917
	Retail - 0.2%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	800,213
	Software - 0.7%
940,000	Fidelity National Information Services, Inc. 4.45%, 03/10/2028	936,655
2,425,000	Oracle Corp. 2.65%, 07/15/2026	2,423,168
		3,359,823
	Telecommunications - 1.0%
	NTT Finance Corp.
2,575,000	4.57%, 07/16/2027(1)	2,577,155
2,325,000	4.74%, 03/31/2028(1)	2,326,021
		4,903,176
	Total Corporate Bonds (cost $135,212,515)	$134,943,641
MUNICIPAL BONDS - 0.9%
	General - 0.9%
2,130,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 3.81%, 11/01/2027	$2,118,944
1,885,000	Philadelphia Auth for Industrial Dev, PA, Rev, (AG) 6.35%, 04/15/2028	1,928,966
	Total Municipal Bonds (cost $4,072,759)	$4,047,910
U.S. GOVERNMENT AGENCIES - 7.3%
	Mortgage-Backed Agencies - 7.3%
	Federal Home Loan Banks - 1.0%
4,700,000	4.00%, 06/22/2027	$4,699,869
	Federal Home Loan Mortgage Corp. - 2.4%
235,233	1.00%, 05/15/2041	218,422
1,466,604	3.00%, 04/15/2035	1,454,502
822,195	3.00%, 10/15/2045	809,040
4,701,764	4.00%, 04/25/2027	4,683,338
231,387	4.00%, 03/15/2037	231,021
1,884,948	4.75%, 09/25/2052	1,863,584
1,774,355	5.00%, 03/25/2043	1,766,527
		11,026,434
	Federal National Mortgage Association - 1.2%
1,522,478	1.50%, 06/25/2042	1,471,385
195,311	1.75%, 09/25/2041	189,037
3,229,233	2.50%, 06/01/2029	3,182,452
60,413	3.50%, 11/01/2034	60,041
378,010	4.00%, 07/25/2040	376,321
319,445	4.00%, 06/25/2041	318,493
		5,597,729
	Government National Mortgage Association - 2.7%
1,554,459	2.00%, 12/16/2040	1,456,454
985,055	2.00%, 06/16/2041	944,084
2,739,588	2.25%, 12/20/2039	2,663,375
1,838,574	2.25%, 02/20/2044	1,782,701
211,357	2.50%, 09/20/2046	203,802
245,408	3.50%, 01/20/2052	242,045
5,493,287	4.50%, 11/20/2043	5,474,234
		12,766,695
	Total U.S. Government Agencies (cost $33,930,442)	$34,090,727
The accompanying notes are an integral part of these financial statements.

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
June 30, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 17.2%
	U.S. Treasury Securities - 17.2%
	U.S. Treasury Notes - 17.2%
$ 19,400,000	1.38%, 08/31/2026		$19,321,945
11,350,000	2.88%, 08/15/2028		11,054,723
4,925,000	3.38%, 12/31/2027		4,868,632
4,850,000	3.38%, 02/29/2028		4,789,564
34,850,000	3.63%, 08/31/2027		34,648,524
5,975,000	4.13%, 06/15/2029		5,978,734
	Total U.S. Government Securities (cost $80,931,754)		$80,662,122
	Total Long-Term Investments (cost $427,607,634)		$425,364,593
SHORT-TERM INVESTMENTS - 9.0%
	Commercial Paper - 2.9%
3,650,000	Bank of America NA 3.82%, 09/04/2026, 1 mo. USD Term SOFR + 0.20%(2)		$3,650,000
3,650,000	National Australia Bank Ltd. 3.87%, 12/04/2026, 1 mo. USD Term SOFR + 0.25%(1)(2)		3,650,000
2,425,000	Svenska Handelsbanken AB 3.94%, 12/18/2026, 1 mo. USD Term SOFR + 0.32%(1)(2)		2,425,000
2,500,000	Swedbank AB 3.84%, 09/18/2026(1)(5)		2,478,794
1,250,000	Toyota Motor Credit Corp. 3.52%, 07/13/2026(5)		1,248,433
			13,452,227
	Repurchase Agreements - 1.3%
6,394,656	Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/2026 at 3.65%, due on 07/01/2026 with a maturity value of $6,395,304; collateralized by U.S. Treasury Note at 4.25%, maturing 06/30/2033, with a market value of $6,522,563		6,394,656
	Securities Lending Collateral - 0.8%
3,885,998	State Street Navigator Securities Lending Government Money Market Portfolio, 3.61%(6)		3,885,998
	U.S. Treasury Securities - 4.0%
	U.S. Treasury Bills - 4.0%
18,900,000	3.70%, 09/24/2026(5)		18,735,379
	Total Short-Term Investments (cost $42,468,399)		$42,468,260
	Total Investments (cost $470,076,033)	99.7%	$467,832,853
	Other Assets and Liabilities	0.3%	1,362,451
	Net Assets	100.0%	$469,195,304
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At June 30, 2026, the aggregate value of these securities was
$169,993,403, representing 36.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(5)	The rate shown represents current yield to maturity.
(6)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$171,620,193	$—	$171,620,193	$—
Corporate Bonds	134,943,641	—	134,943,641	—
Municipal Bonds	4,047,910	—	4,047,910	—
U.S. Government Agencies	34,090,727	—	34,090,727	—
U.S. Government Securities	80,662,122	—	80,662,122	—
Short-Term Investments	42,468,260	3,885,998	38,582,262	—
Total	$467,832,853	$3,885,998	$463,946,855	$—

(1)	For the six-month period ended June 30, 2026, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

57

Hartford HLS Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
HSBC	Hongkong and Shanghai Banking Corporation
MSC	Morgan Stanley
WFB	Wells Fargo Bank NA
Currency Abbreviations:
EUR	Euro Member Countries
GBP	British Pound
USD	United States Dollar
Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-EUR	Markit iTraxx - Europe
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GmbH	Gesellschaft mit beschränkter Haftung
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
TBA	To Be Announced

58

Hartford HLS Funds
 Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Assets:
Investments in securities, at market value(1)	$1,570,515,572	$3,584,737,842	$3,002,309,457	$3,469,769,426	$109,638,808	$848,857,503
Repurchase agreements	4,808,313	26,645,392	6,699,027	4,468,192	734,434	3,978,756
Cash	18,088,502	101,314,063	25,467,980	17,002,874	2,790,510	14,549,714
Cash collateral due from broker on futures contracts	—	9,968,089	—	—	—	—
Foreign currency	—	3	—	1,631,894	43,948	434,972
Receivables:
Investment securities sold	622,906,179	22,662,009	—	—	40,677	12,106,573
Fund shares sold	44,493	19,666	158,245	89,161	34,594	81,643
Dividends and interest	5,710,164	2,181,979	1,022,300	3,206,244	84,918	955,137
Securities lending income	3,195	3,694	1,991	27,950	2,173	7,429
Tax reclaims	918,654	274,730	41,043	1,202,114	33,532	1,718,588
Other assets	9,705	15,491	14,706	11,789	7,828	9,237
Total assets	2,223,004,777	3,747,822,958	3,035,714,749	3,497,409,644	113,411,422	882,699,552
Liabilities:
Obligation to return securities lending collateral	4,249,695	2,788,473	—	32,006,848	463,126	—
Payables:
Investment securities purchased	632,253,210	—	—	—	455,067	10,875,314
Fund shares redeemed	492,082	822,717	1,282,609	1,320,426	5,926	372,734
Investment management fees	792,302	1,989,072	1,406,413	1,793,338	74,768	513,885
Transfer agent fees	859	1,327	1,400	1,005	907	1,125
Accounting services fees	23,238	49,252	38,677	41,704	2,624	11,577
Chief Compliance Officer fees	1,804	4,095	3,312	3,635	117	904
Board of Directors' fees	8,745	20,178	16,457	18,450	630	4,504
Variation margin on futures contracts	6,228	604,300	—	—	—	—
Foreign taxes	—	—	—	—	—	788,588
Distribution fees	6,088	13,037	11,758	12,807	788	2,792
Accrued expenses	56,224	78,378	70,751	65,589	23,536	61,372
Total liabilities	637,890,475	6,370,829	2,831,377	35,263,802	1,027,489	12,632,795
Net assets	$1,585,114,302	$3,741,452,129	$3,032,883,372	$3,462,145,842	$112,383,933	$870,066,757
Summary of Net Assets:
Capital stock and paid-in-capital	$980,395,977	$2,001,850,333	$1,110,411,809	$1,550,894,309	$59,571,056	$417,818,565
Distributable earnings (loss)	604,718,325	1,739,601,796	1,922,471,563	1,911,251,533	52,812,877	452,248,192
Net assets	$1,585,114,302	$3,741,452,129	$3,032,883,372	$3,462,145,842	$112,383,933	$870,066,757
Shares authorized	9,500,000,000	5,450,000,000	3,610,000,000	4,000,000,000	800,000,000	2,625,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$30.75	$57.10	$24.91	$25.00	$18.84	$22.80
Shares outstanding	45,739,039	58,749,964	107,749,461	123,486,912	4,732,003	34,553,226
Net Assets	$1,406,587,468	$3,354,855,229	$2,683,701,412	$3,087,099,634	$89,173,920	$787,670,554
Class IB:Net asset value per share	$31.63	$55.27	$24.35	$24.65	$16.37	$23.26
Shares outstanding	5,645,081	6,733,044	11,890,878	15,211,821	1,417,472	3,542,449
Net Assets	$178,526,834	$372,142,824	$289,579,840	$375,046,208	$23,210,013	$82,396,203
Class IC:Net asset value per share	$—	$55.65	$24.80	$—	$—	$—
Shares outstanding	—	259,719	2,402,889	—	—	—
Net Assets	$—	$14,454,076	$59,602,120	$—	$—	$—
Cost of investments	$1,307,894,042	$2,343,141,059	$1,595,350,111	$2,525,697,715	$72,266,665	$596,997,275
Cost of foreign currency	$—	$3	$—	$1,632,894	$44,925	$434,947
(1) Includes Investment in securities on loan, at market value	$4,126,672	$9,607,121	$—	$55,590,332	$677,984	$14,548,267
The accompanying notes are an integral part of these financial statements.

59

Hartford HLS Funds
 Statements of Assets and Liabilities – (continued)
June 30, 2026 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Assets:
Investments in securities, at market value(1)	$745,962,060	$671,613,480	$483,364,751	$1,161,553,288	$1,634,274,547	$461,438,197
Repurchase agreements	1,650,323	708,547	435,032	3,278,346	5,180,354	6,394,656
Cash	6,273,000	2,698,607	1,237,475	12,461,393	31,315,685	29,363,364
Foreign currency	—	—	—	86,791	8,062,758	—
Unrealized appreciation on foreign currency contracts	—	—	—	—	207,542	—
Receivables:
Investment securities sold	7,584,717	5,089,613	3,628,885	2,355,116	259,825,248	—
Fund shares sold	20,324	47,277	68,013	26,220	315,753	103,382
Dividends and interest	78,085	103,924	128,251	963,631	9,791,553	3,165,257
Securities lending income	3,875	43,330	1,844	917	6,399	881
Variation margin on futures contracts	—	—	—	—	46,732	—
Variation margin on centrally cleared swap contracts	—	—	—	—	208,504	—
Tax reclaims	—	—	—	64,254	79,512	—
Other assets	8,731	8,015	8,356	9,210	9,698	8,413
Total assets	761,581,115	680,312,793	488,872,607	1,180,799,166	1,949,324,285	500,474,150
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	71,138	—
Obligation to return securities lending collateral	4,739,250	7,758,007	15,670,474	—	10,868,703	3,885,998
TBA sale commitments, at market value	—	—	—	—	136,681,980	—
Payables:
Investment securities purchased	6,423,297	3,686,935	2,335,000	—	469,164,342	27,049,887
Fund shares redeemed	558,228	1,125,273	214,489	139,907	402,567	129,937
Investment management fees	434,710	326,450	276,924	468,507	523,964	154,120
Transfer agent fees	1,023	1,120	875	846	920	889
Accounting services fees	13,515	8,436	7,527	18,491	22,170	8,609
Chief Compliance Officer fees	895	592	454	1,381	1,602	560
Board of Directors' fees	4,058	2,946	2,243	6,758	7,673	2,701
Distribution fees	2,341	8,933	1,355	3,239	4,593	2,052
Accrued expenses	37,668	30,576	38,126	43,491	60,423	44,093
Total liabilities	12,214,985	12,949,268	18,547,467	682,620	617,810,075	31,278,846
Net assets	$749,366,130	$667,363,525	$470,325,140	$1,180,116,546	$1,331,514,210	$469,195,304
Summary of Net Assets:
Capital stock and paid-in-capital	$493,160,178	$377,540,278	$326,365,697	$501,103,196	$1,588,655,824	$453,553,917
Distributable earnings (loss)	256,205,952	289,823,247	143,959,443	679,013,350	(257,141,614)	15,641,387
Net assets	$749,366,130	$667,363,525	$470,325,140	$1,180,116,546	$1,331,514,210	$469,195,304
Shares authorized	2,400,000,000	700,000,000	1,500,000,000	4,000,000,000	5,000,000,000	14,000,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class IA:Net asset value per share	$26.00	$30.71	$23.59	$96.62	$9.67	$10.47
Shares outstanding	26,126,281	13,139,437	18,220,274	11,222,227	123,906,780	39,105,251
Net Assets	$679,400,685	$403,460,192	$429,868,154	$1,084,343,461	$1,197,748,827	$409,338,857
Class IB:Net asset value per share	$23.80	$28.13	$19.41	$96.39	$9.60	$10.45
Shares outstanding	2,940,279	9,381,068	2,084,014	993,596	13,926,654	5,727,501
Net Assets	$69,965,445	$263,903,333	$40,456,986	$95,773,085	$133,765,383	$59,856,447
Cost of investments	$567,479,813	$507,119,607	$318,620,685	$728,478,645	$1,732,581,507	$470,076,033
Cost of foreign currency	$—	$—	$—	$86,663	$8,070,894	$—
Proceeds of TBA sale commitments	$—	$—	$—	$—	$136,812,238	$—
(1) Includes Investment in securities on loan, at market value	$9,900,199	$7,595,804	$11,711,961	$—	$11,141,256	$3,733,730
The accompanying notes are an integral part of these financial statements.

60

Hartford HLS Funds
 Statements of Operations
For the Six-Month Period Ended June 30, 2026 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford International Opportunities HLS Fund
Investment Income:
Dividends	$8,672,360	$20,621,873	$14,412,698	$34,390,837	$618,553	$11,705,146
Interest	12,257,958	1,452,775	262,733	306,239	25,739	300,272
Securities lending — net	11,823	27,234	3,552	84,806	12,386	40,668
Less: Foreign tax withheld	(95,766)	(39,422)	(10,688)	(310,175)	(7,083)	(1,091,752)
Total investment income, net	20,846,375	22,062,460	14,668,295	34,471,707	649,595	10,954,334
Expenses:
Investment management fees	4,976,369	11,750,671	8,363,558	10,607,803	457,369	3,045,391
Administrative services fees
Class IC	—	18,019	74,850	—	—	—
Transfer agent fees
Class IA	2,536	3,943	4,045	3,019	2,331	3,221
Class IB	324	439	441	369	616	339
Class IC	—	17	93	—	—	—
Distribution fees
Class IB	222,257	452,705	355,407	457,424	28,105	100,684
Class IC	—	18,019	74,850	—	—	—
Custodian fees	4,870	14,570	6,017	16,758	3,630	20,236
Registration and filing fees	6,365	9,052	9,052	6,403	6,365	6,813
Accounting services fees	127,891	278,310	226,535	255,054	11,813	71,164
Board of Directors' fees	17,229	39,567	32,213	36,600	1,202	9,094
Chief Compliance Officer fees	1,660	3,794	3,086	3,426	108	846
Audit and tax fees	22,353	18,257	17,064	18,227	14,503	20,079
Other expenses	76,722	123,631	88,692	106,200	15,989	67,143
Total expenses (before waivers and fees paid indirectly)	5,458,576	12,730,994	9,255,903	11,511,283	542,031	3,345,010
Management fee waivers	(235,595)	—	—	—	—	—
Commission recapture	(1,288)	(10,577)	(1,579)	(9,576)	(430)	(1,455)
Total waivers and fees paid indirectly	(236,883)	(10,577)	(1,579)	(9,576)	(430)	(1,455)
Total expenses	5,221,693	12,720,417	9,254,324	11,501,707	541,601	3,343,555
Net Investment Income (Loss)	15,624,682	9,342,043	5,413,971	22,970,000	107,994	7,610,779
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	200,527,379	230,252,178	158,846,093	409,871,970	9,228,947	86,007,606
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	(467,845)
Futures contracts	9,199	3,282,149	—	—	—	—
Other foreign currency transactions	(5,727)	(44,628)	—	(60,819)	(1,136)	(68,884)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	200,530,851	233,489,699	158,846,093	409,811,151	9,227,811	85,470,877
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(138,996,808)	12,753,194	49,031,914	(130,245,184)	(3,533,910)	(4,866,784)
Futures contracts	19,166	2,106,007	—	—	—	—
Translation of other assets and liabilities in foreign currencies	(44,180)	(1,937)	(648)	1,143	711	(62,335)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(139,021,822)	14,857,264	49,031,266	(130,244,041)	(3,533,199)	(4,929,119)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	61,509,029	248,346,963	207,877,359	279,567,110	5,694,612	80,541,758
Net Increase (Decrease) in Net Assets Resulting from Operations	$77,133,711	$257,689,006	$213,291,330	$302,537,110	$5,802,606	$88,152,537
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$—	$(10,617)
The accompanying notes are an integral part of these financial statements.

61

Hartford HLS Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended June 30, 2026 (Unaudited)

	Hartford MidCap HLS Fund	Hartford Small Cap Growth HLS Fund	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund
Investment Income:
Dividends	$1,506,822	$1,124,639	$970,648	$9,078,394	$180	$—
Interest	156,892	65,631	69,105	309,501	30,322,474	10,112,428
Securities lending — net	23,157	68,546	15,634	974	40,231	4,434
Less: Foreign tax withheld	(794)	—	—	(34,962)	—	—
Total investment income, net	1,686,077	1,258,816	1,055,387	9,353,907	30,362,885	10,116,862
Expenses:
Investment management fees	2,559,111	1,798,563	1,591,403	2,838,643	3,238,081	953,475
Transfer agent fees
Class IA	2,954	2,070	2,710	2,610	2,775	2,522
Class IB	305	1,321	257	230	315	370
Distribution fees
Class IB	82,317	283,884	45,696	117,769	171,103	76,324
Custodian fees	2,136	2,896	7,112	2,844	9,626	1,873
Registration and filing fees	6,365	5,770	6,638	6,365	6,582	6,415
Accounting services fees	63,381	51,363	41,285	97,768	113,474	46,942
Board of Directors' fees	7,706	5,974	4,478	12,988	15,021	5,322
Chief Compliance Officer fees	793	567	427	1,254	1,434	514
Audit and tax fees	16,167	16,410	17,445	16,162	23,964	22,702
Other expenses	36,500	25,766	23,853	47,635	65,428	31,588
Total expenses (before fees paid indirectly)	2,777,735	2,194,584	1,741,304	3,144,268	3,647,803	1,148,047
Commission recapture	(1,570)	(4,930)	(2,232)	(2,301)	—	—
Total fees paid indirectly	(1,570)	(4,930)	(2,232)	(2,301)	—	—
Total expenses	2,776,165	2,189,654	1,739,072	3,141,967	3,647,803	1,148,047
Net Investment Income (Loss)	(1,090,088)	(930,838)	(683,685)	6,211,940	26,715,082	8,968,815
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	30,341,012	99,153,478	26,866,303	82,299,100	(11,296,031)	101,756
Purchased options contracts	—	—	—	—	(809,005)	—
Futures contracts	—	—	—	—	(2,080,796)	—
Swap contracts	—	—	—	—	1,577,140	—
Foreign currency contracts	—	—	—	—	1,443,970	—
Other foreign currency transactions	(4,478)	—	3,090	(10,552)	(196,781)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	30,336,534	99,153,478	26,869,393	82,288,548	(11,361,503)	101,756
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	52,720,762	36,142,053	48,013,075	(48,494,433)	(3,706,902)	(2,730,389)
Futures contracts	—	—	—	—	(430,565)	—
Swap contracts	—	—	—	—	(440,697)	—
Foreign currency contracts	—	—	—	—	183,691	—
Translation of other assets and liabilities in foreign currencies	(9)	—	—	(1,381)	(21,027)	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	52,720,753	36,142,053	48,013,075	(48,495,814)	(4,415,500)	(2,730,389)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	83,057,287	135,295,531	74,882,468	33,792,734	(15,777,003)	(2,628,633)
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,967,199	$134,364,693	$74,198,783	$40,004,674	$10,938,079	$6,340,182
The accompanying notes are an integral part of these financial statements.

62

Hartford HLS Funds
 Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund
	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income (loss)	$15,624,682	$30,890,602	$9,342,043	$22,514,883
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	200,530,851	137,611,414	233,489,699	304,820,649
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(139,021,822)	16,231,449	14,857,264	140,191,381
Net Increase (Decrease) in Net Assets Resulting from Operations	77,133,711	184,733,465	257,689,006	467,526,913
Distributions to Shareholders:
Class IA	—	(161,236,557)	—	(403,275,869)
Class IB	—	(19,705,360)	—	(45,619,734)
Class IC	—	—	—	(1,905,331)
Total distributions	—	(180,941,917)	—	(450,800,934)
Capital Share Transactions:
Sold	6,741,636	13,789,232	10,798,997	28,874,358
Issued on reinvestment of distributions	—	180,941,917	—	450,800,934
Redeemed	(115,267,558)	(230,636,297)	(259,634,310)	(523,718,580)
Net increase (decrease) from capital share transactions	(108,525,922)	(35,905,148)	(248,835,313)	(44,043,288)
Net Increase (Decrease) in Net Assets	(31,392,211)	(32,113,600)	8,853,693	(27,317,309)
Net Assets:
Beginning of period	1,616,506,513	1,648,620,113	3,732,598,436	3,759,915,745
End of period	$1,585,114,302	$1,616,506,513	$3,741,452,129	$3,732,598,436
The accompanying notes are an integral part of these financial statements.

63

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Disciplined Equity HLS Fund		Hartford Dividend and Growth HLS Fund
	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income (loss)	$5,413,971	$11,810,499	$22,970,000	$49,936,327
Net realized gain (loss) on investments and foreign currency transactions	158,846,093	351,730,842	409,811,151	589,605,920
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	49,031,266	30,397,730	(130,244,041)	(108,994,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	213,291,330	393,939,071	302,537,110	530,547,871
Distributions to Shareholders:
Class IA	—	(263,646,122)	—	(505,397,957)
Class IB	—	(29,254,456)	—	(62,214,722)
Class IC	—	(6,190,183)	—	—
Total distributions	—	(299,090,761)	—	(567,612,679)
Capital Share Transactions:
Sold	13,107,108	30,910,702	25,558,204	59,304,354
Issued on reinvestment of distributions	—	299,090,761	—	567,612,679
Redeemed	(195,899,928)	(404,789,622)	(278,787,132)	(465,779,796)
Net increase (decrease) from capital share transactions	(182,792,820)	(74,788,159)	(253,228,928)	161,137,237
Net Increase (Decrease) in Net Assets	30,498,510	20,060,151	49,308,182	124,072,429
Net Assets:
Beginning of period	3,002,384,862	2,982,324,711	3,412,837,660	3,288,765,231
End of period	$3,032,883,372	$3,002,384,862	$3,462,145,842	$3,412,837,660
The accompanying notes are an integral part of these financial statements.

64

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income (loss)	$107,994	$138,466	$7,610,779	$14,324,354
Net realized gain (loss) on investments and foreign currency transactions	9,227,811	6,611,409	85,470,877	93,119,976
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(3,533,199)	9,483,565	(4,929,119)	110,864,426
Net Increase (Decrease) in Net Assets Resulting from Operations	5,802,606	16,233,440	88,152,537	218,308,756
Distributions to Shareholders:
Class IA	—	(4,853,668)	—	(17,421,119)
Class IB	—	(1,389,201)	—	(1,670,162)
Total distributions	—	(6,242,869)	—	(19,091,281)
Capital Share Transactions:
Sold	2,949,621	7,377,610	27,193,313	58,283,212
Issued on reinvestment of distributions	—	6,242,869	—	19,091,281
Redeemed	(11,788,234)	(25,807,068)	(82,616,292)	(265,172,244)
Net increase (decrease) from capital share transactions	(8,838,613)	(12,186,589)	(55,422,979)	(187,797,751)
Net Increase (Decrease) in Net Assets	(3,036,007)	(2,196,018)	32,729,558	11,419,724
Net Assets:
Beginning of period	115,419,940	117,615,958	837,337,199	825,917,475
End of period	$112,383,933	$115,419,940	$870,066,757	$837,337,199
The accompanying notes are an integral part of these financial statements.

65

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford Small Cap Growth HLS Fund
	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income (loss)	$(1,090,088)	$(1,550,732)	$(930,838)	$(1,460,943)
Net realized gain (loss) on investments and foreign currency transactions	30,336,534	64,353,775	99,153,478	40,394,118
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	52,720,753	(65,423,485)	36,142,053	(3,077,242)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,967,199	(2,620,442)	134,364,693	35,855,933
Distributions to Shareholders:
Class IA	—	(129,446,072)	—	(68,562,516)
Class IB	—	(14,367,175)	—	(43,939,891)
Total distributions	—	(143,813,247)	—	(112,502,407)
Capital Share Transactions:
Sold	6,477,882	20,927,134	33,275,936	41,826,368
Issued on reinvestment of distributions	—	143,813,247	—	112,132,511
Redeemed	(59,156,561)	(131,222,578)	(46,777,151)	(95,124,799)
Net increase (decrease) from capital share transactions	(52,678,679)	33,517,803	(13,501,215)	58,834,080
Net Increase (Decrease) in Net Assets	29,288,520	(112,915,886)	120,863,478	(17,812,394)
Net Assets:
Beginning of period	720,077,610	832,993,496	546,500,047	564,312,441
End of period	$749,366,130	$720,077,610	$667,363,525	$546,500,047
The accompanying notes are an integral part of these financial statements.

66

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income (loss)	$(683,685)	$(1,058,175)	$6,211,940	$14,384,557
Net realized gain (loss) on investments and foreign currency transactions	26,869,393	22,733,514	82,288,548	161,568,069
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	48,013,075	28,270,965	(48,495,814)	(82,322,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,198,783	49,946,304	40,004,674	93,630,103
Distributions to Shareholders:
Class IA	—	(1,617,305)	—	(160,622,695)
Class IB	—	(93,906)	—	(13,867,227)
Total distributions	—	(1,711,211)	—	(174,489,922)
Capital Share Transactions:
Sold	7,039,131	14,335,883	3,429,084	6,984,746
Issued on reinvestment of distributions	—	1,711,211	—	174,489,922
Redeemed	(37,087,866)	(64,836,791)	(74,889,270)	(170,841,303)
Net increase (decrease) from capital share transactions	(30,048,735)	(48,789,697)	(71,460,186)	10,633,365
Net Increase (Decrease) in Net Assets	44,150,048	(554,604)	(31,455,512)	(70,226,454)
Net Assets:
Beginning of period	426,175,092	426,729,696	1,211,572,058	1,281,798,512
End of period	$470,325,140	$426,175,092	$1,180,116,546	$1,211,572,058
The accompanying notes are an integral part of these financial statements.

67

Hartford HLS Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund
	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025	For the Six-Month Period Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Operations:
Net investment income (loss)	$26,715,082	$60,535,613	$8,968,815	$21,036,783
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(11,361,503)	(36,493,029)	101,756	116,777
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(4,415,500)	80,767,447	(2,730,389)	1,308,012
Net Increase (Decrease) in Net Assets Resulting from Operations	10,938,079	104,810,031	6,340,182	22,461,572
Distributions to Shareholders:
Class IA	—	(67,564,962)	—	(22,307,001)
Class IB	—	(7,592,544)	—	(3,088,056)
Total distributions	—	(75,157,506)	—	(25,395,057)
Capital Share Transactions:
Sold	48,816,740	106,963,525	12,670,506	45,069,504
Issued on reinvestment of distributions	—	75,157,506	—	25,395,057
Redeemed	(114,657,592)	(549,502,126)	(43,536,568)	(101,774,532)
Net increase (decrease) from capital share transactions	(65,840,852)	(367,381,095)	(30,866,062)	(31,309,971)
Net Increase (Decrease) in Net Assets	(54,902,773)	(337,728,570)	(24,525,880)	(34,243,456)
Net Assets:
Beginning of period	1,386,416,983	1,724,145,553	493,721,184	527,964,640
End of period	$1,331,514,210	$1,386,416,983	$469,195,304	$493,721,184
The accompanying notes are an integral part of these financial statements.

68

Hartford HLS Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Balanced HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$29.28	$0.30	$1.17	$1.47	$—	$—	$—	$30.75	5.02%(5)	$1,406,587	0.67%(6)	0.64%(6)	2.02%(6)	66%
IB	30.15	0.27	1.21	1.48	—	—	—	31.63	4.91 (5)	178,527	0.92 (6)	0.89 (6)	1.77 (6)	66
For the Year Ended December 31, 2025
IA	$29.33	$0.58	$2.85	$3.43	$(0.57)	$(2.91)	$(3.48)	$29.28	12.14%	$1,433,638	0.66%	0.63%	1.94%	66%(7)
IB	30.11	0.52	2.92	3.44	(0.49)	(2.91)	(3.40)	30.15	11.86	182,869	0.91	0.88	1.69	66 (7)
For the Year Ended December 31, 2024
IA	$28.76	$0.60	$2.62	$3.22	$(0.59)	$(2.06)	$(2.65)	$29.33	11.21%	$1,460,250	0.66%	0.63%	1.98%	50%(7)
IB	29.46	0.53	2.69	3.22	(0.51)	(2.06)	(2.57)	30.11	10.94	188,371	0.91	0.88	1.73	50 (7)
For the Year Ended December 31, 2023
IA	$26.27	$0.54	$3.28	$3.82	$(0.53)	$(0.80)	$(1.33)	$28.76	14.78%	$1,502,119	0.66%	0.63%	1.96%	57%(7)
IB	26.88	0.48	3.35	3.83	(0.45)	(0.80)	(1.25)	29.46	14.50	198,467	0.91	0.88	1.71	57 (7)
For the Year Ended December 31, 2022
IA	$35.47	$0.44	$(5.08)	$(4.64)	$(0.53)	$(4.03)	$(4.56)	$26.27	(13.42)%	$1,499,116	0.65%	0.62%	1.44%	53%(7)
IB	36.18	0.37	(5.19)	(4.82)	(0.45)	(4.03)	(4.48)	26.88	(13.66)	200,282	0.90	0.87	1.19	53 (7)
For the Year Ended December 31, 2021
IA	$31.56	$0.44	$5.70	$6.14	$(0.35)	$(1.88)	$(2.23)	$35.47	19.64%	$1,948,846	0.66%	0.63%	1.29%	48%(7)
IB	32.15	0.36	5.81	6.17	(0.26)	(1.88)	(2.14)	36.18	19.37	259,957	0.91	0.88	1.04	48 (7)
Hartford Capital Appreciation HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$53.23	$0.15	$3.72	$3.87	$—	$—	$—	$57.10	7.27%(5)	$3,354,855	0.67%(6)	0.67%(6)	0.54%(6)	36%
IB	51.58	0.08	3.61	3.69	—	—	—	55.27	7.15 (5)	372,143	0.92 (6)	0.92 (6)	0.29 (6)	36
IC	52.01	0.01	3.63	3.64	—	—	—	55.65	7.00 (5)	14,454	1.17 (6)	1.17 (6)	0.04 (6)	36
For the Year Ended December 31, 2025
IA	$53.19	$0.34	$6.59	$6.93	$(0.34)	$(6.55)	$(6.89)	$53.23	13.72%	$3,345,165	0.67%	0.67%	0.65%	58%
IB	51.76	0.20	6.38	6.58	(0.21)	(6.55)	(6.76)	51.58	13.42	372,321	0.92	0.92	0.40	58
IC	52.13	0.08	6.42	6.50	(0.07)	(6.55)	(6.62)	52.01	13.16	15,113	1.17	1.17	0.15	58
For the Year Ended December 31, 2024
IA	$46.05	$0.40	$9.34	$9.74	$(0.41)	$(2.19)	$(2.60)	$53.19	21.19%	$3,360,829	0.67%	0.67%	0.78%	72%
IB	44.87	0.26	9.10	9.36	(0.28)	(2.19)	(2.47)	51.76	20.90	382,792	0.92	0.92	0.53	72
IC	45.18	0.14	9.15	9.29	(0.15)	(2.19)	(2.34)	52.13	20.60	16,294	1.17	1.17	0.28	72
For the Year Ended December 31, 2023
IA	$39.37	$0.38	$7.42	$7.80	$(0.38)	$(0.74)	$(1.12)	$46.05	19.97%	$3,194,008	0.67%	0.67%	0.88%	49%
IB	38.39	0.26	7.23	7.49	(0.27)	(0.74)	(1.01)	44.87	19.67	371,021	0.92	0.92	0.63	49
IC	38.65	0.16	7.27	7.43	(0.16)	(0.74)	(0.90)	45.18	19.38	14,552	1.17	1.17	0.38	49
For the Year Ended December 31, 2022
IA	$54.26	$0.32	$(8.52)	$(8.20)	$(0.41)	$(6.28)	$(6.69)	$39.37	(15.28)%	$3,034,471	0.67%	0.67%	0.71%	64%
IB	53.10	0.20	(8.33)	(8.13)	(0.30)	(6.28)	(6.58)	38.39	(15.48)	359,906	0.92	0.92	0.46	64
IC	53.33	0.07	(8.35)	(8.28)	(0.12)	(6.28)	(6.40)	38.65	(15.71)	13,837	1.17	1.17	0.16	64
For the Year Ended December 31, 2021
IA	$51.85	$0.33	$7.27	$7.60	$(0.26)	$(4.93)	$(5.19)	$54.26	14.76%	$3,986,182	0.67%	0.67%	0.61%	58%
IB	50.85	0.19	7.11	7.30	(0.12)	(4.93)	(5.05)	53.10	14.45	483,113	0.92	0.92	0.36	58
IC	51.08	0.06	7.14	7.20	(0.02)	(4.93)	(4.95)	53.33	14.18	41,107	1.17	1.17	0.11	58
The accompanying notes are an integral part of these financial statements.

69

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Disciplined Equity HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$23.19	$0.05	$1.67	$1.72	$—	$—	$—	$24.91	7.42%(5)	$2,683,701	0.59%(6)	0.59%(6)	0.40%(6)	20%
IB	22.70	0.02	1.63	1.65	—	—	—	24.35	7.27 (5)	289,580	0.84 (6)	0.84 (6)	0.15 (6)	20
IC	23.15	(0.01)	1.66	1.65	—	—	—	24.80	7.13 (5)	59,602	1.09 (6)	1.09 (6)	(0.10)(6)	20
For the Year Ended December 31, 2025
IA	$22.54	$0.10	$3.00	$3.10	$(0.09)	$(2.36)	$(2.45)	$23.19	14.32%	$2,648,771	0.59%	0.59%	0.44%	35%
IB	22.12	0.04	2.94	2.98	(0.04)	(2.36)	(2.40)	22.70	14.01	290,665	0.84	0.84	0.19	35
IC	22.54	(0.01)	2.99	2.98	(0.01)	(2.36)	(2.37)	23.15	13.75	62,949	1.09	1.09	(0.06)	35
For the Year Ended December 31, 2024
IA	$18.86	$0.12	$4.63	$4.75	$(0.13)	$(0.94)	$(1.07)	$22.54	25.37%	$2,612,607	0.59%	0.59%	0.56%	27%
IB	18.52	0.07	4.55	4.62	(0.08)	(0.94)	(1.02)	22.12	25.10	302,753	0.84	0.84	0.31	27
IC	18.86	0.01	4.63	4.64	(0.02)	(0.94)	(0.96)	22.54	24.76	66,964	1.09	1.09	0.06	27
For the Year Ended December 31, 2023
IA	$15.78	$0.16	$3.18	$3.34	$(0.15)	$(0.11)	$(0.26)	$18.86	21.24%	$2,371,805	0.59%	0.59%	0.90%	22%
IB	15.50	0.11	3.12	3.23	(0.10)	(0.11)	(0.21)	18.52	20.95	283,695	0.84	0.84	0.66	22
IC	15.78	0.07	3.18	3.25	(0.06)	(0.11)	(0.17)	18.86	20.66	64,122	1.09	1.09	0.41	22
For the Year Ended December 31, 2022
IA	$20.85	$0.16	$(4.06)	$(3.90)	$(0.18)	$(0.99)	$(1.17)	$15.78	(18.96)%	$2,196,538	0.59%	0.59%	0.90%	13%
IB	20.51	0.11	(4.00)	(3.89)	(0.13)	(0.99)	(1.12)	15.50	(19.20)	272,407	0.84	0.84	0.65	13
IC	20.85	0.07	(4.06)	(3.99)	(0.09)	(0.99)	(1.08)	15.78	(19.40)	62,585	1.09	1.09	0.40	13
For the Year Ended December 31, 2021
IA	$17.40	$0.13	$4.29	$4.42	$(0.12)	$(0.85)	$(0.97)	$20.85	25.52%	$2,997,803	0.60%	0.60%	0.64%	14%
IB	17.13	0.08	4.21	4.29	(0.06)	(0.85)	(0.91)	20.51	25.21	385,018	0.85	0.85	0.39	14
IC	17.40	0.03	4.28	4.31	(0.01)	(0.85)	(0.86)	20.85	24.92	88,474	1.10	1.10	0.14	14
Hartford Dividend and Growth HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$22.87	$0.16	$1.97	$2.13	$—	$—	$—	$25.00	9.31%(5)	$3,087,100	0.66%(6)	0.66%(6)	1.39%(6)	28%
IB	22.59	0.13	1.93	2.06	—	—	—	24.65	9.12 (5)	375,046	0.91 (6)	0.91 (6)	1.14 (6)	28
For the Year Ended December 31, 2025
IA	$23.38	$0.36	$3.41	$3.77	$(0.36)	$(3.92)	$(4.28)	$22.87	17.49%	$3,040,122	0.66%	0.66%	1.55%	62%
IB	23.15	0.30	3.36	3.66	(0.30)	(3.92)	(4.22)	22.59	17.19	372,715	0.91	0.91	1.30	62
For the Year Ended December 31, 2024
IA	$22.63	$0.45	$2.42	$2.87	$(0.46)	$(1.66)	$(2.12)	$23.38	12.67%	$2,918,912	0.66%	0.66%	1.84%	31%
IB	22.42	0.38	2.41	2.79	(0.40)	(1.66)	(2.06)	23.15	12.42	369,853	0.91	0.91	1.59	31
For the Year Ended December 31, 2023
IA	$22.04	$0.38	$2.58	$2.96	$(0.34)	$(2.03)	$(2.37)	$22.63	14.18%	$3,085,357	0.66%	0.66%	1.69%	27%
IB	21.86	0.32	2.56	2.88	(0.29)	(2.03)	(2.32)	22.42	13.89	378,288	0.91	0.91	1.44	27
For the Year Ended December 31, 2022
IA	$27.58	$0.38	$(2.83)	$(2.45)	$(0.40)	$(2.69)	$(3.09)	$22.04	(8.93)%	$2,986,097	0.65%	0.65%	1.52%	23%
IB	27.38	0.31	(2.80)	(2.49)	(0.34)	(2.69)	(3.03)	21.86	(9.15)	379,001	0.90	0.90	1.27	23
For the Year Ended December 31, 2021
IA	$22.19	$0.35	$6.67	$7.02	$(0.34)	$(1.29)	$(1.63)	$27.58	32.00%	$3,654,208	0.66%	0.66%	1.36%	21%
IB	22.04	0.28	6.62	6.90	(0.27)	(1.29)	(1.56)	27.38	31.68	470,882	0.91	0.91	1.12	21
The accompanying notes are an integral part of these financial statements.

70

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Healthcare HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$17.85	$0.02	$0.97	$0.99	$—	$—	$—	$18.84	5.55%(5)	$89,174	0.96%(6)	0.96%(6)	0.25%(6)	25%
IB	15.53	0.00 (8)	0.84	0.84	—	—	—	16.37	5.41 (5)	23,210	1.21 (6)	1.21 (6)	(0.00)(6)(9)	25
For the Year Ended December 31, 2025
IA	$16.36	$0.03	$2.40	$2.43	$(0.13)	$(0.81)	$(0.94)	$17.85	16.10%	$91,398	0.94%	0.94%	0.18%	50%
IB	14.35	(0.01)	2.08	2.07	(0.08)	(0.81)	(0.89)	15.53	15.79	24,022	1.19	1.19	(0.07)	50
For the Year Ended December 31, 2024
IA	$16.41	$(0.01)	$0.09	$0.08	$(0.02)	$(0.11)	$(0.13)	$16.36	0.39%	$92,588	0.93%	0.93%	(0.06)%	42%
IB	14.42	(0.05)	0.09	0.04	—	(0.11)	(0.11)	14.35	0.19	25,028	1.18	1.18	(0.30)	42
For the Year Ended December 31, 2023
IA	$16.05	$0.02	$0.63	$0.65	$(0.08)	$(0.21)	$(0.29)	$16.41	4.11%	$109,010	0.92%	0.92%	0.13%	28%
IB	14.14	(0.02)	0.55	0.53	(0.04)	(0.21)	(0.25)	14.42	3.81	29,565	1.17	1.17	(0.12)	28
For the Year Ended December 31, 2022
IA	$23.57	$0.03	$(2.90)	$(2.87)	$—	$(4.65)	$(4.65)	$16.05	(11.24)%	$120,656	0.91%	0.91%	0.14%	34%
IB	21.47	(0.02)	(2.66)	(2.68)	—	(4.65)	(4.65)	14.14	(11.47)	32,411	1.16	1.16	(0.11)	34
For the Year Ended December 31, 2021
IA	$23.88	$(0.01)	$2.44	$2.43	$(0.06)	$(2.68)	$(2.74)	$23.57	10.01%	$164,964	0.92%	0.92%	(0.05)%	51%
IB	21.97	(0.07)	2.25	2.18	—	(2.68)	(2.68)	21.47	9.76	40,427	1.17	1.17	(0.30)	51
Hartford International Opportunities HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$20.57	$0.20	$2.03	$2.23	$—	$—	$—	$22.80	10.84%(5)	$787,671	0.77%(6)	0.77%(6)	1.82%(6)	26%
IB	21.01	0.17	2.08	2.25	—	—	—	23.26	10.71 (5)	82,396	1.02 (6)	1.02 (6)	1.56 (6)	26
For the Year Ended December 31, 2025
IA	$16.16	$0.32	$4.56	$4.88	$(0.32)	$(0.15)	$(0.47)	$20.57	30.41%	$756,466	0.76%	0.76%	1.76%	43%
IB	16.50	0.28	4.65	4.93	(0.27)	(0.15)	(0.42)	21.01	30.06	80,871	1.01	1.01	1.50	43
For the Year Ended December 31, 2024
IA	$15.13	$0.25	$1.03	$1.28	$(0.25)	$—	$(0.25)	$16.16	8.40%	$751,450	0.76%	0.76%	1.54%	43%
IB	15.45	0.21	1.05	1.26	(0.21)	—	(0.21)	16.50	8.08	74,467	1.01	1.01	1.30	43
For the Year Ended December 31, 2023
IA	$13.71	$0.22	$1.37	$1.59	$(0.17)	$—	$(0.17)	$15.13	11.72%	$791,135	0.76%	0.76%	1.54%	54%
IB	13.99	0.19	1.40	1.59	(0.13)	—	(0.13)	15.45	11.45	81,189	1.01	1.01	1.29	54
For the Year Ended December 31, 2022
IA	$20.90	$0.27	$(4.13)	$(3.86)	$(0.29)	$(3.04)	$(3.33)	$13.71	(18.14)%	$787,084	0.75%	0.75%	1.69%	91%
IB	21.21	0.24	(4.19)	(3.95)	(0.23)	(3.04)	(3.27)	13.99	(18.32)	84,305	1.00	1.00	1.44	91
For the Year Ended December 31, 2021
IA	$19.58	$0.22	$1.31	$1.53	$(0.21)	$—	$(0.21)	$20.90	7.82%	$1,064,640	0.73%	0.73%	1.09%	95%
IB	19.86	0.18	1.32	1.50	(0.15)	—	(0.15)	21.21	7.57	112,357	0.98	0.98	0.84	95
Hartford MidCap HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$23.20	$(0.03)	$2.83	$2.80	$—	$—	$—	$26.00	12.07%(5)	$679,401	0.77%(6)	0.77%(6)	(0.29)%(6)	42%
IB	21.25	(0.06)	2.61	2.55	—	—	—	23.80	12.00 (5)	69,965	1.02 (6)	1.02 (6)	(0.54)(6)	42
For the Year Ended December 31, 2025
IA	$28.37	$(0.05)	$0.18 (10)	$0.13	$—	$(5.30)	$(5.30)	$23.20	(0.38)%	$652,761	0.76%	0.76%	(0.18)%	60%
IB	26.48	(0.11)	0.18 (10)	0.07	—	(5.30)	(5.30)	21.25	(0.65)	67,317	1.01	1.01	(0.43)	60
The accompanying notes are an integral part of these financial statements.

71

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford MidCap HLS Fund – (continued)
For the Year Ended December 31, 2024
IA	$27.35	$(0.08)	$1.78	$1.70	$—	$(0.68)	$(0.68)	$28.37	6.28%	$752,764	0.75%	0.75%	(0.28)%	75%
IB	25.63	(0.14)	1.67	1.53	—	(0.68)	(0.68)	26.48	6.03	80,229	1.00	1.00	(0.52)	75
For the Year Ended December 31, 2023
IA	$25.69	$(0.03)	$3.67	$3.64	$(0.01)	$(1.97)	$(1.98)	$27.35	14.83%	$1,009,741	0.73%	0.73%	(0.10)%	40%
IB	24.24	(0.09)	3.45	3.36	—	(1.97)	(1.97)	25.63	14.54	91,415	0.98	0.98	(0.35)	40
For the Year Ended December 31, 2022
IA	$40.31	$0.02	$(9.57)	$(9.55)	$(0.29)	$(4.78)	$(5.07)	$25.69	(24.27)%	$1,051,771	0.71%	0.71%	0.06%	44%
IB	38.35	(0.05)	(9.09)	(9.14)	(0.19)	(4.78)	(4.97)	24.24	(24.46)	88,337	0.96	0.96	(0.18)	44
For the Year Ended December 31, 2021
IA	$43.44	$0.29	$3.97	$4.26	$—	$(7.39)	$(7.39)	$40.31	9.91%	$1,973,242	0.69%	0.69%	0.65%	28%
IB	41.76	0.15	3.83	3.98	—	(7.39)	(7.39)	38.35	9.62	130,071	0.94	0.94	0.37	28
Hartford Small Cap Growth HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$24.58	$(0.03)	$6.16	$6.13	$—	$—	$—	$30.71	24.94%(5)	$403,460	0.66%(6)	0.66%(6)	(0.22)%(6)	56%
IB	22.54	(0.06)	5.65	5.59	—	—	—	28.13	24.80 (5)	263,903	0.91 (6)	0.91 (6)	(0.47)(6)	56
For the Year Ended December 31, 2025
IA	$29.00	$(0.05)	$1.57	$1.52	$(0.81)	$(5.13)	$(5.94)	$24.58	6.83%	$338,495	0.66%	0.66%	(0.18)%	86%
IB	27.09	(0.10)	1.42	1.32	(0.74)	(5.13)	(5.87)	22.54	6.54	208,005	0.91	0.91	(0.43)	86
For the Year Ended December 31, 2024
IA	$25.71	$(0.04)	$3.41	$3.37	$(0.08)	$—	$(0.08)	$29.00	13.12%	$361,596	0.65%	0.65%	(0.15)%	69%
IB	24.03	(0.10)	3.19	3.09	(0.03)	—	(0.03)	27.09	12.84	202,716	0.90	0.90	(0.39)	69
For the Year Ended December 31, 2023
IA	$21.71	$0.02	$3.98	$4.00	$—	$—	$—	$25.71	18.42%	$569,738	0.65%	0.65%	0.08%	63%
IB	20.35	(0.04)	3.72	3.68	—	—	—	24.03	18.08	192,744	0.90	0.90	(0.16)	63
For the Year Ended December 31, 2022
IA	$36.60	$(0.02)	$(10.09)	$(10.11)	$—	$(4.78)	$(4.78)	$21.71	(28.46)%	$522,920	0.64%	0.64%	(0.06)%	52%
IB	34.77	(0.07)	(9.57)	(9.64)	—	(4.78)	(4.78)	20.35	(28.61)	170,021	0.89	0.89	(0.30)	52
For the Year Ended December 31, 2021
IA	$38.15	$(0.04)	$1.68	$1.64	$—	$(3.19)	$(3.19)	$36.60	4.02%	$1,153,860	0.63%	0.63%	(0.11)%	44%
IB	36.48	(0.13)	1.61	1.48	—	(3.19)	(3.19)	34.77	3.76	224,883	0.88	0.88	(0.36)	44
Hartford Small Company HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$19.94	$(0.03)	$3.68	$3.65	$—	$—	$—	$23.59	18.30%(5)	$429,868	0.80%(6)	0.80%(6)	(0.30)%(6)	28%
IB	16.42	(0.05)	3.04	2.99	—	—	—	19.41	18.21 (5)	40,457	1.05 (6)	1.05 (6)	(0.55)(6)	28
For the Year Ended December 31, 2025
IA	$17.73	$(0.04)	$2.33	$2.29	$(0.08)	$—	$(0.08)	$19.94	12.96%	$388,919	0.81%	0.81%	(0.24)%	68%
IB	14.61	(0.07)	1.92	1.85	(0.04)	—	(0.04)	16.42	12.68	37,256	1.06	1.06	(0.49)	68
For the Year Ended December 31, 2024
IA	$15.83	$(0.03)	$1.93	$1.90	$—	$—	$—	$17.73	12.00%	$388,252	0.80%	0.80%	(0.17)%	41%
IB	13.09	(0.06)	1.58	1.52	—	—	—	14.61	11.61	38,477	1.05	1.05	(0.42)	41
For the Year Ended December 31, 2023
IA	$13.57	$(0.00)(8)	$2.26	$2.26	$—	$—	$—	$15.83	16.65%	$392,112	0.80%	0.80%	0.01%	39%
IB	11.24	(0.03)	1.88	1.85	—	—	—	13.09	16.46	40,059	1.05	1.05	(0.24)	39
The accompanying notes are an integral part of these financial statements.

72

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Company HLS Fund – (continued)
For the Year Ended December 31, 2022
IA	$24.57	$(0.01)	$(7.33)	$(7.34)	$—	$(3.66)	$(3.66)	$13.57	(30.88)%	$379,584	0.79%	0.79%	(0.08)%	87%
IB	21.25	(0.05)	(6.30)	(6.35)	—	(3.66)	(3.66)	11.24	(31.07)	38,011	1.04	1.04	(0.33)	87
For the Year Ended December 31, 2021
IA	$27.44	$(0.14)	$0.66	$0.52	$—	$(3.39)	$(3.39)	$24.57	1.56%	$590,597	0.77%	0.77%	(0.51)%	111%
IB	24.23	(0.19)	0.60	0.41	—	(3.39)	(3.39)	21.25	1.30	60,025	1.02	1.02	(0.79)	111
Hartford Stock HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$93.33	$0.50	$2.79	$3.29	$—	$—	$—	$96.62	3.53%(5)	$1,084,343	0.52%(6)	0.52%(6)	1.09%(6)	22%
IB	93.22	0.39	2.78	3.17	—	—	—	96.39	3.40 (5)	95,773	0.77 (6)	0.77 (6)	0.84 (6)	22
For the Year Ended December 31, 2025
IA	$100.50	$1.17	$6.41	$7.58	$(1.12)	$(13.63)	$(14.75)	$93.33	7.97%	$1,113,128	0.52%	0.52%	1.19%	36%
IB	100.42	0.92	6.39	7.31	(0.88)	(13.63)	(14.51)	93.22	7.69	98,444	0.77	0.77	0.94	36
For the Year Ended December 31, 2024
IA	$96.68	$1.48	$7.06	$8.54	$(1.65)	$(3.07)	$(4.72)	$100.50	8.74%	$1,177,593	0.51%	0.51%	1.45%	16%
IB	96.60	1.22	7.05	8.27	(1.38)	(3.07)	(4.45)	100.42	8.47	104,206	0.76	0.76	1.20	16
For the Year Ended December 31, 2023
IA	$95.62	$1.45	$5.62	$7.07	$(1.25)	$(4.76)	$(6.01)	$96.68	7.72%	$1,228,741	0.51%	0.51%	1.53%	8%
IB	95.55	1.21	5.61	6.82	(1.01)	(4.76)	(5.77)	96.60	7.45	110,872	0.76	0.76	1.28	8
For the Year Ended December 31, 2022
IA	$113.91	$1.40	$(7.51)	$(6.11)	$(1.62)	$(10.56)	$(12.18)	$95.62	(5.14)%	$1,286,070	0.51%	0.51%	1.37%	10%
IB	113.84	1.14	(7.50)	(6.36)	(1.37)	(10.56)	(11.93)	95.55	(5.37)	118,218	0.76	0.76	1.12	10
For the Year Ended December 31, 2021
IA	$95.52	$1.38	$22.20	$23.58	$(1.30)	$(3.89)	$(5.19)	$113.91	24.98%	$1,506,206	0.51%	0.51%	1.32%	15%
IB	95.48	1.12	22.15	23.27	(1.02)	(3.89)	(4.91)	113.84	24.67	142,700	0.76	0.76	1.07	15
Hartford Total Return Bond HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$9.59	$0.19	$(0.11)	$0.08	$—	$—	$—	$9.67	0.83%(5)	$1,197,749	0.52%(6)	0.52%(6)	4.00%(6)	55%(11)
IB	9.54	0.18	(0.12)	0.06	—	—	—	9.60	0.63 (5)	133,765	0.77 (6)	0.77 (6)	3.75 (6)	55 (11)
For the Year Ended December 31, 2025
IA	$9.45	$0.39	$0.29	$0.68	$(0.54)	$—	$(0.54)	$9.59	7.30%	$1,243,513	0.51%	0.51%	4.06%	53%(11)
IB	9.40	0.36	0.29	0.65	(0.51)	—	(0.51)	9.54	7.04	142,904	0.76	0.76	3.80	53 (11)
For the Year Ended December 31, 2024
IA	$9.57	$0.39	$(0.16)	$0.23	$(0.35)	$—	$(0.35)	$9.45	2.33%	$1,571,992	0.51%	0.51%	4.11%	50%(11)
IB	9.52	0.37	(0.16)	0.21	(0.33)	—	(0.33)	9.40	2.07	152,153	0.76	0.76	3.86	50 (11)
For the Year Ended December 31, 2023
IA	$9.27	$0.35	$0.28	$0.63	$(0.33)	$—	$(0.33)	$9.57	6.97%	$1,621,072	0.50%	0.50%	3.77%	52%(11)
IB	9.22	0.33	0.27	0.60	(0.30)	—	(0.30)	9.52	6.69	166,540	0.75	0.75	3.51	52 (11)
For the Year Ended December 31, 2022
IA	$11.29	$0.29	$(1.88)	$(1.59)	$(0.31)	$(0.12)	$(0.43)	$9.27	(14.21)%	$1,592,156	0.50%	0.50%	2.87%	58%(11)
IB	11.22	0.26	(1.87)	(1.61)	(0.27)	(0.12)	(0.39)	9.22	(14.41)	175,651	0.75	0.75	2.62	58 (11)
For the Year Ended December 31, 2021
IA	$11.98	$0.24	$(0.35)	$(0.11)	$(0.29)	$(0.29)	$(0.58)	$11.29	(0.95)%	$2,045,579	0.50%	0.50%	2.09%	61%(11)
IB	11.91	0.21	(0.35)	(0.14)	(0.26)	(0.29)	(0.55)	11.22	(1.18)	237,952	0.75	0.75	1.84	61 (11)
The accompanying notes are an integral part of these financial statements.

73

Hartford HLS Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Ultrashort Bond HLS Fund
For the Six-Month Period Ended June 30, 2026 (Unaudited)
IA	$10.33	$0.20	$(0.06)	$0.14	$—	$—	$—	$10.47	1.36%(5)	$409,339	0.45%(6)	0.45%(6)	3.79%(6)	37%
IB	10.33	0.18	(0.06)	0.12	—	—	—	10.45	1.16 (5)	59,856	0.70 (6)	0.70 (6)	3.54 (6)	37
For the Year Ended December 31, 2025
IA	$10.41	$0.43	$0.03	$0.46	$(0.54)	$—	$(0.54)	$10.33	4.51%	$429,581	0.45%	0.45%	4.13%	70%
IB	10.40	0.41	0.03	0.44	(0.51)	—	(0.51)	10.33	4.32	64,140	0.70	0.70	3.88	70
For the Year Ended December 31, 2024
IA	$10.34	$0.49	$0.04	$0.53	$(0.46)	$—	$(0.46)	$10.41	5.20%	$458,676	0.45%	0.45%	4.67%	63%
IB	10.33	0.46	0.04	0.50	(0.43)	—	(0.43)	10.40	4.91	69,288	0.70	0.70	4.42	63
For the Year Ended December 31, 2023
IA	$9.96	$0.40	$0.11	$0.51	$(0.13)	$—	$(0.13)	$10.34	5.18%	$486,165	0.44%	0.44%	3.95%	56%
IB	9.95	0.37	0.11	0.48	(0.10)	—	(0.10)	10.33	4.88	75,619	0.69	0.69	3.70	56
For the Year Ended December 31, 2022
IA	$10.00	$0.11	$(0.13)	$(0.02)	$(0.02)	$—	$(0.02)	$9.96	(0.17)%	$529,433	0.43%	0.43%	1.10%	66%
IB	9.99	0.08	(0.12)	(0.04)	—	—	—	9.95	(0.40)	83,560	0.68	0.68	0.84	66
For the Year Ended December 31, 2021
IA	$10.09	$0.02	$(0.04)	$(0.02)	$(0.07)	$—	$(0.07)	$10.00	(0.19)%	$605,732	0.44%	0.44%	0.15%	73%
IB	10.09	(0.01)	(0.04)	(0.05)	(0.05)	—	(0.05)	9.99	(0.46)	97,279	0.69	0.69	(0.10)	73

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 67%, 55%, 59%, 61% and 49% for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

(8)	Amount is less than $0.01 per share.
(9)	Amount is less than 0.01%.
(10)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(11)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 246% for the six-month period ended June 30,
2026 and 378%, 354%, 422%, 431% and 494%  for the fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31,
2021, respectively.

The accompanying notes are an integral part of these financial statements.

74

Hartford HLS Funds
 Notes to Financial Statements
 June 30, 2026 (Unaudited)

1.
Organization:
Hartford Series Fund, Inc. (the "Company") is an open-end registered management investment company comprised of twelve series, as of June 30, 2026. Financial statements for the series of the Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Hartford Series Fund, Inc.:
Hartford Balanced HLS Fund (the "Balanced HLS Fund")
Hartford Capital Appreciation HLS Fund (the "Capital Appreciation HLS Fund")
Hartford Disciplined Equity HLS Fund (the "Disciplined Equity HLS Fund")
Hartford Dividend and Growth HLS Fund (the "Dividend and Growth HLS Fund")
Hartford Healthcare HLS Fund (the "Healthcare HLS Fund")
Hartford International Opportunities HLS Fund (the "International Opportunities HLS Fund")
Hartford MidCap HLS Fund (the "MidCap HLS Fund")
Hartford Small Cap Growth HLS Fund (the "Small Cap Growth HLS Fund")
Hartford Small Company HLS Fund (the "Small Company HLS Fund")
Hartford Stock HLS Fund (the "Stock HLS Fund")
Hartford Total Return Bond HLS Fund (the "Total Return Bond HLS Fund")
Hartford Ultrashort Bond HLS Fund (the "Ultrashort Bond HLS Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.
Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Disciplined Equity HLS Fund also has registered for sale Class IC shares. Class IA and Class IB shares of each Fund are closed to certain investors. Each of Small Cap Growth HLS Fund and Small Company HLS Fund is closed to new investors, subject to certain exceptions set forth in the Funds' prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.
Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is

75

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

76

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.  Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements. As of June 30, 2026, there were no repurchase agreements purchased through joint trading accounts.

77

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized capital gains, if any, at least once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2026.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of June 30, 2026.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive

78

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2026.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2026.
e)
Inflation-Indexed Bonds – Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2026.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held is less than the value of the securities. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of June 30, 2026.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect

79

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended June 30, 2026, each of Balanced HLS Fund, Capital Appreciation HLS Fund and Total Return Bond HLS Fund had used futures contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended June 30, 2026, the Total Return Bond HLS Fund had used foreign currency contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended June 30, 2026, the Total Return Bond HLS Fund had used options contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid

80

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
To seek to mitigate counterparty risk associated with OTC swaps, a Fund may enter into a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended June 30, 2026, the Total Return Bond HLS Fund had used credit default swap contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

81

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract.
During the six-month period ended June 30, 2026, the Total Return Bond HLS Fund had used interest rate swap contracts.
e)
Additional Derivative Instrument Information:
Balanced HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$19,166	$—	$—	$—	$—	$19,166
Total	$19,166	$—	$—	$—	$—	$19,166

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$9,199	$—	$—	$—	$—	$9,199
Total	$9,199	$—	$—	$—	$—	$9,199
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$19,166	$—	$—	$—	$—	$19,166
Total	$19,166	$—	$—	$—	$—	$19,166
For the period ended June 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	15
Capital Appreciation HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$1,385,401	$—	$1,385,401
Total	$—	$—	$—	$1,385,401	$—	$1,385,401

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

82

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

Capital Appreciation HLS Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$3,282,149	$—	$3,282,149
Total	$—	$—	$—	$3,282,149	$—	$3,282,149
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,106,007	$—	$2,106,007
Total	$—	$—	$—	$2,106,007	$—	$2,106,007
For the period ended June 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	250
Total Return Bond HLS Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$705,254	$—	$—	$—	$—	$705,254
Unrealized appreciation on foreign currency contracts	—	207,542	—	—	—	207,542
Unrealized appreciation on swap contracts(2)	3,024,326	—	203,158	—	—	3,227,484
Total	$3,729,580	$207,542	$203,158	$—	$—	$4,140,280
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,135,484	$—	$—	$—	$—	$1,135,484
Unrealized depreciation on foreign currency contracts	—	71,138	—	—	—	71,138
Unrealized depreciation on swap contracts(2)	—	—	86,435	—	—	86,435
Total	$1,135,484	$71,138	$86,435	$—	$—	$1,293,057

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

83

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

Total Return Bond HLS Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2026:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(809,005)	$—	$—	$—	$—	$(809,005)
Net realized gain (loss) on futures contracts	(2,080,796)	—	—	—	—	(2,080,796)
Net realized gain (loss) on swap contracts	2,007,018	—	(429,878)	—	—	1,577,140
Net realized gain (loss) on foreign currency contracts	—	1,443,970	—	—	—	1,443,970
Total	$(882,783)	$1,443,970	$(429,878)	$—	$—	$131,309
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(430,565)	$—	$—	$—	$—	$(430,565)
Net change in unrealized appreciation (depreciation) of swap contracts	(557,420)	—	116,723	—	—	(440,697)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	183,691	—	—	—	183,691
Total	$(987,985)	$183,691	$116,723	$—	$—	$(687,571)
For the period ended June 30, 2026, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$13,858,333
Futures Contracts Number of Long Contracts	1,376
Futures Contracts Number of Short Contracts	(811)
Swap Contracts at Notional Amount	$91,328,405
Foreign Currency Contracts Purchased at Contract Amount	$16,986,924
Foreign Currency Contracts Sold at Contract Amount	$66,413,691
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of June 30, 2026:
Balanced HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$19,166	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	19,166	—
Derivatives not subject to a MNA	(19,166)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

84

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

Capital Appreciation HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,385,401	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,385,401	—
Derivatives not subject to a MNA	(1,385,401)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Total Return Bond HLS Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$207,542	$(71,138)
Futures contracts	705,254	(1,135,484)
Swap contracts	3,227,484	(86,435)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,140,280	(1,293,057)
Derivatives not subject to a MNA	(3,932,738)	1,221,919
Total gross amount of assets and liabilities subject to MNA or similar agreements	$207,542	$(71,138)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$143	$—	$—	$—	$143
Deutsche Bank Securities, Inc.	207,018	(62,995)	—	—	144,023
Hongkong and Shanghai Banking Corporation	381	—	—	—	381
Total	$207,542	$(62,995)	$—	$—	$144,547

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(62,995)	$62,995	$—	$—	$—
Morgan Stanley	(2,389)	—	—	—	(2,389)
Wells Fargo Bank NA	(5,754)	—	—	—	(5,754)
Total	$(71,138)	$62,995	$—	$—	$(8,143)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to

85

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events (including wars, military conflicts, trade disputes, tariffs, economic sanctions, export controls, retaliatory measures, pandemics and epidemics) may inject uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2026. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
Management evaluated each Fund's investments in foreign markets for the current tax year. As of June 30, 2026, the International Opportunity HLS Fund incurred foreign income tax payments that met the disclosure threshold. The other Funds incurred foreign income tax payments that were considered immaterial for disclosure purposes.
The cash payments for income taxes made by the International Opportunity HLS Fund to foreign jurisdictions, after accounting for any refunds, were as follows:
International Opportunities HLS Fund
Income taxes by foreign jurisdiction:	Value
Belgium	$76,772
France	191,559
Germany	275,024
India	467,845
Italy	100,410
Japan	84,802
South Korea	86,986
Other*	222,525
Total income taxes paid, net of refunds	$1,505,923

86

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

*Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At December 31, 2025 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Small Company HLS Fund	$44,342,784	$—
Total Return Bond HLS Fund	89,716,938	146,181,595
Ultrashort Bond HLS Fund	654,287	11,682,240
During the year ended December 31, 2025, the Small Company HLS Fund utilized $20,889,219, Total Return Bond HLS Fund utilized $835,413 and Ultrashort Bond HLS Fund utilized $46,024 of prior year capital loss carryforwards.
The Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, Small Cap Growth HLS Fund and Stock HLS Fund each had no capital loss carryforwards for U.S. federal tax purposes as of December 31, 2025.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2026 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,307,894,042	$279,692,798	$(12,243,789)	$267,449,009
Capital Appreciation HLS Fund	2,343,141,059	1,327,797,873	(58,170,297)	1,269,627,576
Disciplined Equity HLS Fund	1,595,350,111	1,479,866,403	(66,208,030)	1,413,658,373
Dividend and Growth HLS Fund	2,525,697,715	1,024,851,722	(76,311,819)	948,539,903
Healthcare HLS Fund	72,266,665	41,031,598	(2,925,021)	38,106,577
International Opportunities HLS Fund	596,997,275	291,910,798	(36,071,814)	255,838,984
MidCap HLS Fund	567,479,813	213,490,214	(33,357,644)	180,132,570
Small Cap Growth HLS Fund	507,119,607	186,904,793	(21,702,373)	165,202,420
Small Company HLS Fund	318,620,685	184,225,475	(19,046,377)	165,179,098
Stock HLS Fund	728,478,645	463,194,300	(26,841,311)	436,352,989
Total Return Bond HLS Fund	1,732,581,507	10,053,849	(100,202,974)	(90,149,125)
Ultrashort Bond HLS Fund	470,076,033	454,482	(2,697,662)	(2,243,180)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management” or “Wellington”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2026; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Balanced HLS Fund*	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

87

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

Fund	Management Fee Rates
Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Disciplined Equity HLS Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% on next $5 billion and;
0.5000% over $10 billion
Dividend and Growth HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion
MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion
Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion
Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion
Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

88

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

Fund	Management Fee Rates
Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

*
HFMC voluntarily waived a portion of its contractual management fee equal to 0.03% as an annual percentage rate of the Balanced HLS Fund’s average daily net assets from January 1, 2026 through June 30, 2026.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.
d)
Fees Paid Indirectly – The Company has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. For the six-month period ended June 30, 2026, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the six-month period ended June 30, 2026 is as follows: Healthcare HLS Fund Class IA (0.95%) and Class IB (1.20%) and Small Cap Growth HLS Fund Class IA (0.65%) and Class IB (0.90%). The amount of fees recaptured by the other Funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares of the Funds and for certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.
Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.
The Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund's 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company's Board of Directors may determine.
f)
Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.
g)
Remuneration Paid to Directors and Officers – For the six-month period ended June 30, 2026, the remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of the Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2026, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
h)
Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and SS&C GIDS, Inc. ("SS&C"), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such

89

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended June 30, 2026, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.00%*	0.00%*	N/A
Capital Appreciation HLS Fund	0.00%*	0.00%*	0.00%*
Disciplined Equity HLS Fund	0.00%*	0.00%*	0.00%*
Dividend and Growth HLS Fund	0.00%*	0.00%*	N/A
Healthcare HLS Fund	0.01%	0.01%	N/A
International Opportunities HLS Fund	0.00%*	0.00%*	N/A
MidCap HLS Fund	0.00%*	0.00%*	N/A
Small Cap Growth HLS Fund	0.00%*	0.00%*	N/A
Small Company HLS Fund	0.00%*	0.00%*	N/A
Stock HLS Fund	0.00%*	0.00%*	N/A
Total Return Bond HLS Fund	0.00%*	0.00%*	N/A
Ultrashort Bond HLS Fund	0.00%*	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

90

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of June 30, 2026.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced HLS Fund	$4,126,672	$4,249,695	$—
Capital Appreciation HLS Fund	9,607,121	2,788,473	7,026,157 (2)
Disciplined Equity HLS Fund	—	—	—
Dividend and Growth HLS Fund	55,590,332	32,006,848	24,828,963 (2)
Healthcare HLS Fund	677,984	463,126	236,252 (2)
International Opportunities HLS Fund	14,548,267	—	15,310,335 (2)
MidCap HLS Fund	9,900,199	4,739,250	5,366,592 (2)
Small Cap Growth HLS Fund	7,595,804	7,758,007	—
Small Company HLS Fund	11,711,961	15,670,474	—
Stock HLS Fund	—	—	—
Total Return Bond HLS Fund	11,141,256	10,868,703	754,995 (2)
Ultrashort Bond HLS Fund	3,733,730	3,885,998	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

(2)	The non-cash collateral consisted of U.S. Government securities.
9.
Investment Transactions:
For the six-month period ended June 30, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$823,869,322	$948,884,675	$214,818,464	$185,788,843	$1,038,687,786	$1,134,673,518
Capital Appreciation HLS Fund	1,295,874,461	1,627,184,214	—	—	1,295,874,461	1,627,184,214
Disciplined Equity HLS Fund	594,670,894	796,150,857	—	—	594,670,894	796,150,857
Dividend and Growth HLS Fund	961,010,374	1,201,851,523	—	—	961,010,374	1,201,851,523
Healthcare HLS Fund	26,512,866	36,729,584	—	—	26,512,866	36,729,584
International Opportunities HLS Fund	214,886,585	276,020,624	—	—	214,886,585	276,020,624
MidCap HLS Fund	297,855,723	346,620,558	—	—	297,855,723	346,620,558
Small Cap Growth HLS Fund	327,712,043	345,133,541	—	—	327,712,043	345,133,541
Small Company HLS Fund	121,141,347	151,987,442	—	—	121,141,347	151,987,442
Stock HLS Fund	259,322,448	334,323,608	—	—	259,322,448	334,323,608
Total Return Bond HLS Fund	389,891,314	432,975,221	333,687,007	293,864,806	723,578,321	726,840,027
Ultrashort Bond HLS Fund	106,478,451	112,172,387	56,468,530	46,784,381	162,946,981	158,956,768
10.
Capital Share Transactions:
The following information is for the six-month period ended June 30, 2026 and the year ended December 31, 2025:
	For the Six-Month Period Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	213,639	$6,291,861	409,885	$12,144,117
Shares Issued for Reinvested Dividends	—	—	5,584,649	161,236,557
Shares Redeemed	(3,437,228)	(101,964,627)	(6,821,839)	(202,893,519)
Net Increase (Decrease)	(3,223,589)	(95,672,766)	(827,305)	(29,512,845)
Class IB
Shares Sold	14,819	$449,775	54,114	$1,645,115
Shares Issued for Reinvested Dividends	—	—	664,334	19,705,360
Shares Redeemed	(435,311)	(13,302,931)	(909,659)	(27,742,778)
Net Increase (Decrease)	(420,492)	(12,853,156)	(191,211)	(6,392,303)
Total Net Increase (Decrease)	(3,644,081)	$(108,525,922)	(1,018,516)	$(35,905,148)

91

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

	For the Six-Month Period Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Capital Appreciation HLS Fund
Class IA
Shares Sold	182,560	$9,693,883	510,890	$25,669,811
Shares Issued for Reinvested Dividends	—	—	7,846,314	403,275,868
Shares Redeemed	(4,277,464)	(231,490,959)	(8,697,384)	(460,967,993)
Net Increase (Decrease)	(4,094,904)	(221,797,076)	(340,180)	(32,022,314)
Class IB
Shares Sold	19,456	$1,008,532	55,604	$2,839,400
Shares Issued for Reinvested Dividends	—	—	917,334	45,619,734
Shares Redeemed	(504,114)	(26,417,477)	(1,151,389)	(59,320,579)
Net Increase (Decrease)	(484,658)	(25,408,945)	(178,451)	(10,861,445)
Class IC
Shares Sold	1,852	$96,582	7,004	$365,147
Shares Issued for Reinvested Dividends	—	—	38,113	1,905,332
Shares Redeemed	(32,733)	(1,725,874)	(67,112)	(3,430,008)
Net Increase (Decrease)	(30,881)	(1,629,292)	(21,995)	(1,159,529)
Total Net Increase (Decrease)	(4,610,443)	$(248,835,313)	(540,626)	$(44,043,288)

Disciplined Equity HLS Fund
Class IA
Shares Sold	435,262	$10,137,856	1,086,453	$23,177,021
Shares Issued for Reinvested Dividends	—	—	11,910,841	263,646,122
Shares Redeemed	(6,920,510)	(164,121,570)	(14,675,546)	(334,654,176)
Net Increase (Decrease)	(6,485,248)	(153,983,714)	(1,678,252)	(47,831,033)
Class IB
Shares Sold	118,156	$2,734,577	286,053	$6,219,650
Shares Issued for Reinvested Dividends	—	—	1,353,636	29,254,457
Shares Redeemed	(1,032,059)	(24,040,853)	(2,523,666)	(56,537,043)
Net Increase (Decrease)	(913,903)	(21,306,276)	(883,977)	(21,062,936)
Class IC
Shares Sold	10,026	$234,675	66,365	$1,514,031
Shares Issued for Reinvested Dividends	—	—	281,116	6,190,182
Shares Redeemed	(326,447)	(7,737,505)	(598,902)	(13,598,403)
Net Increase (Decrease)	(316,421)	(7,502,830)	(251,421)	(5,894,190)
Total Net Increase (Decrease)	(7,715,572)	$(182,792,820)	(2,813,650)	$(74,788,159)

Dividend and Growth HLS Fund
Class IA
Shares Sold	966,426	$22,760,847	2,214,442	$51,892,597
Shares Issued for Reinvested Dividends	—	—	23,099,396	505,397,957
Shares Redeemed	(10,396,284)	(245,772,336)	(17,220,356)	(403,756,270)
Net Increase (Decrease)	(9,429,858)	(223,011,489)	8,093,482	153,534,284
Class IB
Shares Sold	121,067	$2,797,357	319,910	$7,411,757
Shares Issued for Reinvested Dividends	—	—	2,884,492	62,214,722
Shares Redeemed	(1,411,980)	(33,014,796)	(2,680,238)	(62,023,526)
Net Increase (Decrease)	(1,290,913)	(30,217,439)	524,164	7,602,953
Total Net Increase (Decrease)	(10,720,771)	$(253,228,928)	8,617,646	$161,137,237

Healthcare HLS Fund
Class IA
Shares Sold	146,089	$2,568,878	419,586	$6,773,564
Shares Issued for Reinvested Dividends	—	—	330,857	4,853,667
Shares Redeemed	(535,540)	(9,418,317)	(1,289,213)	(20,805,787)
Net Increase (Decrease)	(389,451)	(6,849,439)	(538,770)	(9,178,556)

92

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

	For the Six-Month Period Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class IB
Shares Sold	25,044	$380,743	42,373	$604,046
Shares Issued for Reinvested Dividends	—	—	108,786	1,389,202
Shares Redeemed	(154,848)	(2,369,917)	(348,575)	(5,001,281)
Net Increase (Decrease)	(129,804)	(1,989,174)	(197,416)	(3,008,033)
Total Net Increase (Decrease)	(519,255)	$(8,838,613)	(736,186)	$(12,186,589)

International Opportunities HLS Fund
Class IA
Shares Sold	1,201,330	$26,043,861	3,059,216	$56,059,879
Shares Issued for Reinvested Dividends	—	—	913,057	17,421,119
Shares Redeemed	(3,432,007)	(74,660,290)	(13,697,197)	(248,832,762)
Net Increase (Decrease)	(2,230,677)	(48,616,429)	(9,724,924)	(175,351,764)
Class IB
Shares Sold	52,277	$1,149,452	120,209	$2,223,333
Shares Issued for Reinvested Dividends	—	—	85,605	1,670,162
Shares Redeemed	(359,068)	(7,956,002)	(870,364)	(16,339,482)
Net Increase (Decrease)	(306,791)	(6,806,550)	(664,550)	(12,445,987)
Total Net Increase (Decrease)	(2,537,468)	$(55,422,979)	(10,389,474)	$(187,797,751)

MidCap HLS Fund
Class IA
Shares Sold	256,787	$6,058,747	713,954	$19,053,632
Shares Issued for Reinvested Dividends	—	—	5,281,997	129,446,072
Shares Redeemed	(2,271,862)	(53,751,135)	(4,389,498)	(117,004,222)
Net Increase (Decrease)	(2,015,075)	(47,692,388)	1,606,453	31,495,482
Class IB
Shares Sold	19,670	$419,135	75,916	$1,873,502
Shares Issued for Reinvested Dividends	—	—	638,842	14,367,175
Shares Redeemed	(246,972)	(5,405,426)	(577,037)	(14,218,356)
Net Increase (Decrease)	(227,302)	(4,986,291)	137,721	2,022,321
Total Net Increase (Decrease)	(2,242,377)	$(52,678,679)	1,744,174	$33,517,803

Small Cap Growth HLS Fund
Class IA
Shares Sold	629,185	$17,214,147	785,748	$19,769,072
Shares Issued for Reinvested Dividends	—	—	2,988,283	68,192,620
Shares Redeemed	(1,262,682)	(33,894,996)	(2,471,239)	(64,302,481)
Net Increase (Decrease)	(633,497)	(16,680,849)	1,302,792	23,659,211
Class IB
Shares Sold	674,723	$16,061,789	931,431	$22,057,296
Shares Issued for Reinvested Dividends	—	—	2,097,370	43,939,891
Shares Redeemed	(520,257)	(12,882,155)	(1,285,360)	(30,822,318)
Net Increase (Decrease)	154,466	3,179,634	1,743,441	35,174,869
Total Net Increase (Decrease)	(479,031)	$(13,501,215)	3,046,233	$58,834,080

Small Company HLS Fund
Class IA
Shares Sold	311,355	$6,385,164	745,953	$12,984,384
Shares Issued for Reinvested Dividends	—	—	89,950	1,617,305
Shares Redeemed	(1,599,942)	(33,281,647)	(3,229,906)	(57,971,467)
Net Increase (Decrease)	(1,288,587)	(26,896,483)	(2,394,003)	(43,369,778)
Class IB
Shares Sold	36,782	$653,967	94,255	$1,351,499
Shares Issued for Reinvested Dividends	—	—	6,336	93,906
Shares Redeemed	(221,151)	(3,806,219)	(465,127)	(6,865,324)
Net Increase (Decrease)	(184,369)	(3,152,252)	(364,536)	(5,419,919)
Total Net Increase (Decrease)	(1,472,956)	$(30,048,735)	(2,758,539)	$(48,789,697)

93

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

	For the Six-Month Period Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Stock HLS Fund
Class IA
Shares Sold	33,853	$3,079,702	54,173	$5,337,038
Shares Issued for Reinvested Dividends	—	—	1,745,979	160,622,696
Shares Redeemed	(737,967)	(68,701,677)	(1,590,669)	(156,100,376)
Net Increase (Decrease)	(704,114)	(65,621,975)	209,483	9,859,358
Class IB
Shares Sold	3,871	$349,382	16,676	$1,647,708
Shares Issued for Reinvested Dividends	—	—	151,176	13,867,226
Shares Redeemed	(66,285)	(6,187,593)	(149,540)	(14,740,927)
Net Increase (Decrease)	(62,414)	(5,838,211)	18,312	774,007
Total Net Increase (Decrease)	(766,528)	$(71,460,186)	227,795	$10,633,365

Total Return Bond HLS Fund
Class IA
Shares Sold	4,821,659	$46,521,775	10,500,012	$101,193,374
Shares Issued for Reinvested Dividends	—	—	7,226,199	67,564,962
Shares Redeemed	(10,628,333)	(102,235,656)	(54,383,351)	(524,498,993)
Net Increase (Decrease)	(5,806,674)	(55,713,881)	(36,657,140)	(355,740,657)
Class IB
Shares Sold	239,137	$2,294,965	601,918	$5,770,151
Shares Issued for Reinvested Dividends	—	—	815,526	7,592,544
Shares Redeemed	(1,295,986)	(12,421,936)	(2,619,375)	(25,003,133)
Net Increase (Decrease)	(1,056,849)	(10,126,971)	(1,201,931)	(11,640,438)
Total Net Increase (Decrease)	(6,863,523)	$(65,840,852)	(37,859,071)	$(367,381,095)

Ultrashort Bond HLS Fund
Class IA
Shares Sold	1,048,383	$10,899,815	3,472,506	$36,374,427
Shares Issued for Reinvested Dividends	—	—	2,191,258	22,307,001
Shares Redeemed	(3,533,529)	(36,735,583)	(8,139,474)	(85,180,087)
Net Increase (Decrease)	(2,485,146)	(25,835,768)	(2,475,710)	(26,498,659)
Class IB
Shares Sold	170,407	$1,770,691	835,458	$8,695,077
Shares Issued for Reinvested Dividends	—	—	303,345	3,088,056
Shares Redeemed	(654,971)	(6,800,985)	(1,587,845)	(16,594,445)
Net Increase (Decrease)	(484,564)	(5,030,294)	(449,042)	(4,811,312)
Total Net Increase (Decrease)	(2,969,710)	$(30,866,062)	(2,924,752)	$(31,309,971)
11.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated as of February 27, 2025, as amended on February 26, 2026. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford mutual funds and ETFs) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an applicable margin. The facility also charges a commitment fee. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended June 30, 2026, none of the Funds had borrowings under this facility.
12.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

94

Hartford HLS Funds
 Notes to Financial Statements – (continued)
 June 30, 2026 (Unaudited)

13.
Acquisition:
On June 3, 2026, The Hartford and Wellington announced that they had reached a definitive agreement under which Wellington Investment Advisors Holdings, LLP (“WIAH”), Wellington’s corporate parent, will acquire Hartford Funds Management Group, Inc. (“HFMG”), the direct parent company of HFMC, and certain affiliates (including HFMC). The transaction has been approved by both The Hartford and Wellington and is expected to close in the first quarter of 2027. Following the closing of the above transaction, HFMC or an affiliate will continue to serve as the investment manager to each Fund contingent upon the approval of the Board of Directors of the Company and shareholders of the respective Fund. For more information, please see the supplement to each Fund’s prospectus dated June 3, 2026.
14.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

95

Hartford HLS Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

96

Hartford HLS Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

97

Hartford HLS Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by Hartford Series Fund, Inc. (the "Company") during the period January 1, 2026 through June 30, 2026:
(1) All directors and all members of any advisory board for regular compensation: $157,081.
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of the Company paid any remuneration to their officers. The aggregate remuneration paid to the CCO by all of the series of the Company is as follows: $8,077.
(4) Each person of whom any officer or director of the Funds is an affiliated person: Not applicable.

98

Hartford HLS Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period January 1, 2026 through June 30, 2026.

99

Series of Hartford Series Fund, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Insurance  Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.
This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
HLSSAR26 08/26 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: August 21, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 21, 2026	By:	/s/ Gregory A. Frost
Gregory A. Frost
Chief Executive Officer and President (principal executive officer)

Date: August 21, 2026	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (principal financial officer)